UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts			02110
(Address of principal executive offices)			(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Semiannual Report

November 30, 2012

Columbia Dividend Income Fund

Not FDIC insured • No bank guarantee • May lose value

Columbia Dividend Income Fund

President's Message

Dear Shareholders,

Stocks rebound around the world

After a weak second quarter, U.S. stock market averages rebounded in the third quarter, erasing earlier losses and boosting year-to-date returns well into double digits. Welcome news from Europe and additional quantitative easing in the United States by the Federal Reserve Board helped bolster the rally. The Standard & Poor's 500 Index (S&P 500 Index) rose 6.35% (total return) for the quarter. The Dow Jones Industrial Average advanced 4.32% for the same period. From the beginning of the calendar year through September 30, 2012, the S&P 500 Index was up 16.44% (total return). And, as of the end of September, the S&P 500 Index stood at 1,440 — approximately 8% below its all-time high of 1,565 that was set on October 9, 2007.

Outside the United States, stock markets of both developed and emerging market economies rebounded, as measured in U.S. dollars. Investors responded favorably to the announcement of policy measures aimed to resolve the eurozone crisis, which could potentially have a favorable impact on growth in emerging market economies. A weaker dollar also benefited returns to U.S. investors.

Solid gains for fixed income

Within fixed income, investors appeared to be increasingly willing to take on risk as they abandoned higher quality sectors that dominated the performance rankings in the second quarter and favored riskier sectors, where yield spreads tightened by a significant margin. Fixed-income returns were strong, but unlike equities, they have been less volatile, accumulating steadily over the course of the year. Gains were the highest for high-yield and emerging market bonds. By contrast, government issued debt securities eked out smaller gains.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success — and, most importantly, that of our investors — are highly talented industry professionals, brought together by a unique way of working. We are dedicated to helping you take advantage of today's opportunities and anticipate tomorrow's. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, featuring timely posts by our investment teams

>  Detailed up-to-date fund performance and portfolio information

>  Economic analysis and market commentary

>  Quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. The Dow Jones Industrial Average is a price weighted average of 30 actively traded shares of blue chip US industrial corporations listed on the New York Stock Exchange. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2012

Columbia Dividend Income Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	10
Statement of Operations	13
Statement of Changes in Net Assets	14
Financial Highlights	17
Notes to Financial Statements	28
Board Consideration and Approval of Advisory Agreement	35
Important Information About This Report	41

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2012

Columbia Dividend Income Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Dividend Income Fund (the Fund) Class A shares returned 7.42% for the six-month period that ended November 30, 2012.

>  The Fund underperformed its benchmark, the Russell 1000 Index, which returned 9.38% for the same time period.

Average Annual Total Returns (%) (for period ended November 30, 2012)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	11/25/02
Excluding sales charges		7.42	13.59	2.27	7.44
Including sales charges		1.26	7.03	1.07	6.81
Class B	11/25/02
Excluding sales charges		6.97	12.67	1.51	6.64
Including sales charges		1.97	7.67	1.14	6.64
Class C	11/25/02
Excluding sales charges		6.98	12.68	1.51	6.64
Including sales charges		5.98	11.68	1.51	6.64
Class I*	09/27/10	7.61	14.07	2.61	7.76
Class R*	03/28/08	7.29	13.31	2.05	7.19
Class R4*	11/08/12	7.52	13.83	2.53	7.72
Class R5*	11/08/12	7.52	13.83	2.53	7.72
Class T	03/04/98
Excluding sales charges		7.40	13.53	2.22	7.38
Including sales charges		1.23	6.97	1.02	6.75
Class W*	09/27/10	7.42	13.60	2.32	7.49
Class Y*	11/08/12	7.52	13.83	2.53	7.72
Class Z	03/04/98	7.55	13.86	2.54	7.72
Russell 1000 Index		9.38	16.19	1.57	6.79

Returns for Class A and Class T are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one share class at its inception, Class Z shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 Index represents approximately 92% of the U.S. market.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2012
2

Columbia Dividend Income Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at November 30, 2012)
Verizon Communications, Inc.	3.5
Philip Morris International, Inc.	3.5
Exxon Mobil Corp.	2.9
AT&T, Inc.	2.8
International Business Machines Corp.	2.8
Pfizer, Inc.	2.7
Microsoft Corp.	2.5
Merck & Co., Inc.	2.5
Sherwin-Williams Co. (The)	2.4
Bristol-Myers Squibb Co.	2.3

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at November 30, 2012)
Common Stocks	94.5
Consumer Discretionary	9.1
Consumer Staples	12.3
Energy	9.8
Financials	14.2
Health Care	14.2
Industrials	7.7
Information Technology	11.6
Materials	4.6
Telecommunication Services	6.1
Utilities	4.9
Convertible Preferred Stocks	0.4
Financials	0.4
Exchange-Traded Funds	1.6
Money Market Funds	3.5
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Richard E. Dahlberg, CFA

Scott L. Davis

David L. King, CFA

Michael Barclay, CFA

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2013 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2012
3

Columbia Dividend Income Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

June 1, 2012 – November 30, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)			Expenses Paid During the Period ($)			Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual		Hypothetical	Actual		Hypothetical	Actual
Class A	1,000.00	1,000.00	1,074.20		1,020.00	5.25		5.11	1.01
Class B	1,000.00	1,000.00	1,069.70		1,016.24	9.13		8.90	1.76
Class C	1,000.00	1,000.00	1,069.80		1,016.24	9.13		8.90	1.76
Class I	1,000.00	1,000.00	1,076.10		1,022.06	3.12		3.04	0.60
Class R	1,000.00	1,000.00	1,072.90		1,018.70	6.60		6.43	1.27
Class R4	1,000.00	1,000.00	1,023.20	*	1,021.21	0.45	*	3.90	0.77	*
Class R5	1,000.00	1,000.00	1,023.20	*	1,021.76	0.38	*	3.35	0.66	*
Class T	1,000.00	1,000.00	1,074.00		1,019.75	5.51		5.37	1.06
Class W	1,000.00	1,000.00	1,074.20		1,019.95	5.30		5.16	1.02
Class Y	1,000.00	1,000.00	1,023.20	*	1,021.96	0.36	*	3.14	0.62	*
Class Z	1,000.00	1,000.00	1,075.50		1,021.21	4.01		3.90	0.77

*For the period November 8, 2012 through November 30, 2012. Class R4, Class R5 and Class Y shares commenced operations on November 8, 2012.

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2012
4

Columbia Dividend Income Fund

Portfolio of Investments

November 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 93.7%

Issuer	Shares	Value ($)
Consumer Discretionary 9.0%
Hotels, Restaurants & Leisure 1.5%
McDonald's Corp.	1,210,850	105,392,384
Leisure Equipment & Products 0.7%
Mattel, Inc.	1,269,700	47,626,447
Media 2.4%
McGraw-Hill Companies, Inc. (The)	837,850	44,498,213
Meredith Corp.	1,068,025	33,301,020
Time Warner, Inc.	1,891,950	89,489,235
Total		167,288,468
Multiline Retail 1.1%
Macy's, Inc.	908,500	35,158,950
Nordstrom, Inc.	757,225	40,958,300
Total		76,117,250
Specialty Retail 2.8%
Home Depot, Inc. (The)	2,286,600	148,789,062
TJX Companies, Inc.	1,062,000	47,089,080
Total		195,878,142
Textiles, Apparel & Luxury Goods 0.5%
VF Corp.	220,525	35,396,468
Total Consumer Discretionary		627,699,159
Consumer Staples 12.2%
Beverages 2.2%
Coca-Cola Co. (The)	1,718,950	65,182,584
Diageo PLC, ADR	765,375	91,515,889
Total		156,698,473
Food & Staples Retailing 1.0%
Wal-Mart Stores, Inc.	940,107	67,706,506
Food Products 1.9%
General Mills, Inc.	1,064,900	43,650,251
HJ Heinz Co.	1,567,575	91,640,434
Total		135,290,685
Household Products 2.5%
Kimberly-Clark Corp.	827,025	70,892,583
Procter & Gamble Co. (The)	1,450,925	101,318,093
Total		172,210,676

Common Stocks (continued)

Issuer	Shares	Value ($)
Tobacco 4.6%
Altria Group, Inc.	2,627,075	88,821,406
Philip Morris International, Inc.	2,577,600	231,674,688
Total		320,496,094
Total Consumer Staples		852,402,434
Energy 9.7%
Oil, Gas & Consumable Fuels 9.7%
Chevron Corp.	1,311,364	138,598,061
ConocoPhillips	951,350	54,169,869
Exxon Mobil Corp.	2,207,675	194,584,474
Kinder Morgan, Inc.	2,080,925	70,356,074
Occidental Petroleum Corp.	867,050	65,210,831
Phillips 66	763,050	39,960,929
Royal Dutch Shell PLC, ADR	1,702,725	114,031,493
Total		676,911,731
Total Energy		676,911,731
Financials 14.0%
Capital Markets 2.3%
BlackRock, Inc.	402,175	79,244,562
Northern Trust Corp.	946,025	45,428,120
T Rowe Price Group, Inc.	565,200	36,551,484
Total		161,224,166
Commercial Banks 3.1%
PNC Financial Services Group, Inc.	936,250	52,561,075
U.S. Bancorp	2,197,300	70,884,898
Wells Fargo & Co.	2,875,700	94,926,857
Total		218,372,830
Consumer Finance 1.0%
American Express Co.	1,270,300	71,009,770
Diversified Financial Services 2.6%
CME Group, Inc.	897,925	49,628,315
JPMorgan Chase & Co.	3,113,600	127,906,688
Total		177,535,003
Insurance 3.4%
ACE Ltd.	465,125	36,851,854
Chubb Corp. (The)	633,825	48,798,187
Marsh & McLennan Companies, Inc.	2,067,250	72,808,545
MetLife, Inc.	847,150	28,116,908

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
5

Columbia Dividend Income Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
RenaissanceRe Holdings Ltd.	211,875	17,534,775
Unum Group	1,406,375	28,675,986
Total		232,786,255
Real Estate Investment Trusts (REITs) 1.2%
Digital Realty Trust, Inc.	618,000	39,885,720
Public Storage	311,675	43,833,972
Total		83,719,692
Thrifts & Mortgage Finance 0.4%
People's United Financial, Inc.	2,464,925	30,047,436
Total Financials		974,695,152
Health Care 14.1%
Biotechnology 1.5%
Amgen, Inc.	1,186,825	105,390,060
Pharmaceuticals 12.6%
Abbott Laboratories	1,946,075	126,494,875
Bristol-Myers Squibb Co.	4,735,250	154,511,208
GlaxoSmithKline PLC, ADR	2,897,400	124,617,174
Johnson & Johnson	1,675,675	116,844,818
Merck & Co., Inc.	3,813,625	168,943,587
Pfizer, Inc.	7,329,975	183,395,974
Total		874,807,636
Total Health Care		980,197,696
Industrials 7.7%
Aerospace & Defense 3.8%
Boeing Co. (The)	951,575	70,682,991
Honeywell International, Inc.	1,462,300	89,682,859
Raytheon Co.	1,213,575	69,331,540
United Technologies Corp.	429,130	34,377,604
Total		264,074,994
Air Freight & Logistics 0.5%
United Parcel Service, Inc., Class B	465,000	33,996,150
Commercial Services & Supplies 0.6%
Waste Management, Inc.	1,228,700	40,018,759
Electrical Equipment 0.5%
Emerson Electric Co.	697,400	35,030,402
Machinery 2.3%
Deere & Co.	414,125	34,807,206
Dover Corp.	787,075	50,050,100

Common Stocks (continued)

Issuer	Shares	Value ($)
Illinois Tool Works, Inc.	517,625	31,870,171
Parker Hannifin Corp.	544,675	44,745,051
Total		161,472,528
Total Industrials		534,592,833
Information Technology 11.5%
Computers & Peripherals 1.0%
Apple, Inc.	122,075	71,448,056
IT Services 5.2%
Accenture PLC, Class A	1,600,050	108,675,396
Automatic Data Processing, Inc.	1,119,225	63,527,211
International Business Machines Corp.	988,500	187,884,195
Total		360,086,802
Office Electronics 0.3%
Canon, Inc., ADR	703,075	24,734,179
Semiconductors & Semiconductor Equipment 2.6%
Intel Corp.	6,910,575	135,239,953
Texas Instruments, Inc.	1,472,950	43,407,836
Total		178,647,789
Software 2.4%
Microsoft Corp.	6,361,225	169,335,809
Total Information Technology		804,252,635
Materials 4.6%
Chemicals 3.8%
EI du Pont de Nemours & Co.	1,478,800	63,795,432
RPM International, Inc.	1,264,750	36,690,398
Sherwin-Williams Co. (The)	1,057,300	161,259,396
Total		261,745,226
Containers & Packaging 0.4%
Sonoco Products Co.	1,037,875	31,208,901
Metals & Mining 0.4%
BHP Billiton Ltd., ADR	381,425	27,477,857
Total Materials		320,431,984
Telecommunication Services 6.0%
Diversified Telecommunication Services 6.0%
AT&T, Inc.	5,505,050	187,887,357
Verizon Communications, Inc.	5,280,650	232,982,278
Total		420,869,635
Total Telecommunication Services		420,869,635

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
6

Columbia Dividend Income Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Utilities 4.9%
Electric Utilities 2.2%
American Electric Power Co., Inc.	1,118,925	47,722,151
NextEra Energy, Inc.	475,725	32,687,065
Northeast Utilities	950,275	36,813,653
Westar Energy, Inc.	1,157,725	33,226,708
Total		150,449,577
Gas Utilities 0.5%
National Fuel Gas Co.	627,075	32,658,066
Multi-Utilities 2.2%
CMS Energy Corp.	1,448,650	35,390,520
Dominion Resources, Inc.	640,000	32,710,400
Sempra Energy	759,550	51,968,411
Wisconsin Energy Corp.	915,225	34,348,394
Total		154,417,725
Total Utilities		337,525,368
Total Common Stocks (Cost: $5,533,231,571)		6,529,578,627

Convertible Preferred Stocks 0.4%

Issuer	Shares	Value ($)
Financials 0.4%
Commercial Banks 0.4%
Fifth Third Bancorp, 8.500%	200,000	27,958,000
Total Financials		27,958,000
Total Convertible Preferred Stocks (Cost: $29,493,011)		27,958,000

Exchange-Traded Funds 1.6%

SPDR S&P 500 ETF Trust	800,000	113,648,000
Total Exchange-Traded Funds (Cost: $115,054,499)		113,648,000

Money Market Funds 3.5%

Columbia Short-Term Cash Fund, 0.154% (a)(b)	243,752,886	243,752,886
Total Money Market Funds (Cost: $243,752,886)		243,752,886
Total Investments (Cost: $5,921,531,967)		6,914,937,513
Other Assets & Liabilities, Net		55,118,155
Net Assets		6,970,055,668

Notes to Portfolio of Investments

(a)  The rate shown is the seven-day current annualized yield at November 30, 2012.

(b)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	201,123,460	952,345,721	(909,716,295)	—	243,752,886	178,983	243,752,886

Abbreviation Legend

ADR American Depositary Receipt

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
7

Columbia Dividend Income Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
8

Columbia Dividend Income Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at November 30, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	627,699,159	—	—	627,699,159
Consumer Staples	852,402,434	—	—	852,402,434
Energy	676,911,731	—	—	676,911,731
Financials	974,695,152	—	—	974,695,152
Health Care	980,197,696	—	—	980,197,696
Industrials	534,592,833	—	—	534,592,833
Information Technology	804,252,635	—	—	804,252,635
Materials	320,431,984	—	—	320,431,984
Telecommunication Services	420,869,635	—	—	420,869,635
Utilities	337,525,368	—	—	337,525,368
Convertible Preferred Stocks
Financials	27,958,000	—	—	27,958,000
Exchange-Traded Funds	113,648,000	—	—	113,648,000
Total Equity Securities	6,671,184,627	—	—	6,671,184,627
Other
Money Market Funds	243,752,886	—	—	243,752,886
Total Other	243,752,886	—	—	243,752,886
Total	6,914,937,513	—	—	6,914,937,513

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
9

Columbia Dividend Income Fund

Statement of Assets and Liabilities

November 30, 2012 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $5,677,779,081)	$6,671,184,627
Affiliated issuers (identified cost $243,752,886)	243,752,886
Total investments (identified cost $5,921,531,967)	6,914,937,513
Receivable for:
Investments sold	45,077,402
Capital shares sold	14,780,623
Dividends	25,249,463
Interest	37,686
Prepaid expenses	298,979
Trustees' deferred compensation plan	131,906
Total assets	7,000,513,572
Liabilities
Payable for:
Investments purchased	20,274,920
Capital shares purchased	8,633,473
Investment management fees	101,172
Distribution and/or service fees	25,458
Transfer agent fees	1,165,170
Administration fees	8,631
Chief compliance officer expenses	1,372
Other expenses	115,802
Trustees' deferred compensation plan	131,906
Total liabilities	30,457,904
Net assets applicable to outstanding capital stock	$6,970,055,668
Represented by
Paid-in capital	$5,984,821,943
Undistributed net investment income	31,399,175
Accumulated net realized loss	(39,570,996)
Unrealized appreciation (depreciation) on:
Investments	993,405,546
Total — representing net assets applicable to outstanding capital stock	$6,970,055,668

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
10

Columbia Dividend Income Fund

Statement of Assets and Liabilities (continued)

November 30, 2012 (Unaudited)

Class A
Net assets	$2,020,299,629
Shares outstanding	136,323,929
Net asset value per share	$14.82
Maximum offering price per share(a)	$15.72
Class B
Net assets	$14,674,915
Shares outstanding	1,014,707
Net asset value per share	$14.46
Class C
Net assets	$349,485,658
Shares outstanding	24,181,037
Net asset value per share	$14.45
Class I
Net assets	$306,843,588
Shares outstanding	20,666,392
Net asset value per share	$14.85
Class R
Net assets	$51,091,245
Shares outstanding	3,447,150
Net asset value per share	$14.82
Class R4
Net assets	$2,558
Shares outstanding	171
Net asset value per share	$14.99	(b)
Class R5
Net assets	$2,559
Shares outstanding	171
Net asset value per share	$14.99	(b)
Class T
Net assets	$78,057,656
Shares outstanding	5,266,865
Net asset value per share	$14.82
Maximum offering price per share(a)	$15.72
Class W
Net assets	$60,911,823
Shares outstanding	4,110,207
Net asset value per share	$14.82

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
11

Columbia Dividend Income Fund

Statement of Assets and Liabilities (continued)

November 30, 2012 (Unaudited)

Class Y
Net assets	$2,559
Shares outstanding	171
Net asset value per share	$15.00	(b)
Class Z
Net assets	$4,088,683,478
Shares outstanding	275,665,938
Net asset value per share	$14.83

(a) The maximum offering price per share is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

(b) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
12

Columbia Dividend Income Fund

Statement of Operations

Six Months Ended November 30, 2012 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$109,724,890
Dividends — affiliated issuers	178,983
Income from securities lending — net	2,564,579
Foreign taxes withheld	(509,190)
Total income	111,959,262
Expenses:
Investment management fees	17,484,645
Distribution and/or service fees
Class A	2,383,803
Class B	75,568
Class C	1,602,874
Class R	103,657
Class T	119,814
Class W	68,699
Transfer agent fees
Class A	1,767,116
Class B	13,998
Class C	297,191
Class R	38,466
Class T	73,992
Class W	50,933
Class Z	3,555,378
Administration fees	1,495,521
Compensation of board members	83,865
Custodian fees	1,589
Printing and postage fees	250,249
Registration fees	245,664
Professional fees	138,111
Chief compliance officer expenses	2,637
Other	53,523
Total expenses	29,907,293
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(674,160)
Expense reductions	(9,091)
Total net expenses	29,224,042
Net investment income	82,735,220
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	26,275,819
Foreign currency translations	2,758
Net realized gain	26,278,577
Net change in unrealized appreciation (depreciation) on:
Investments	334,495,691
Net change in unrealized appreciation (depreciation)	334,495,691
Net realized and unrealized gain	360,774,268
Net increase in net assets resulting from operations	$443,509,488

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
13

Columbia Dividend Income Fund

Statement of Changes in Net Assets

	Six Months Ended November 30, 2012 (Unaudited)(a)	Year Ended May 31, 2012(b)	Year Ended September 30, 2011
Operations
Net investment income	$82,735,220	$96,508,501	$80,954,053
Net realized gain	26,278,577	16,303,380	16,570,289
Net change in unrealized appreciation (depreciation)	334,495,691	546,819,311	(125,203,225)
Net increase (decrease) in net assets resulting from operations	443,509,488	659,631,192	(27,678,883)
Distributions to shareholders:
Net investment income
Class A	(22,155,041)	(18,711,324)	(22,582,632)
Class B	(125,685)	(149,656)	(274,525)
Class C	(2,583,439)	(2,239,333)	(2,356,214)
Class I	(3,787,726)	(3,932,492)	(3,517,020)
Class R	(413,112)	(259,671)	(247,636)
Class T	(923,514)	(987,754)	(1,721,136)
Class W	(626,148)	(606,798)	(740,376)
Class Z	(48,953,184)	(41,629,351)	(49,919,726)
Total distributions to shareholders	(79,567,849)	(68,516,379)	(81,359,265)
Increase (decrease) in net assets from capital stock activity	757,272,739	1,350,220,709	1,492,699,841
Total increase in net assets	1,121,214,378	1,941,335,522	1,383,661,693
Net assets at beginning of period	5,848,841,290	3,907,505,768	2,523,844,075
Net assets at end of period	$6,970,055,668	$5,848,841,290	$3,907,505,768
Undistributed net investment income	$31,399,175	$28,231,804	$244,845

(a) Class R4, R5 and Class Y shares are for the period from November 8, 2012 (commencement of operations) to November 30, 2012.

(b) For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
14

Columbia Dividend Income Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended November 30, 2012(a) (Unaudited)		Year Ended May 31, 2012(b)		Year Ended September 30, 2011
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(c)	26,070,513	383,804,015	48,546,597	672,368,710	48,175,528	634,891,354
Distributions reinvested	1,401,051	20,491,990	1,151,653	16,100,090	1,446,142	18,598,042
Redemptions	(15,012,480)	(220,366,350)	(16,542,347)	(228,949,914)	(18,973,244)	(248,181,551)
Net increase	12,459,084	183,929,655	33,155,903	459,518,886	30,648,426	405,307,845
Class B shares
Subscriptions	95,069	1,369,114	193,082	2,583,203	342,782	4,373,503
Distributions reinvested	6,884	98,193	8,376	113,803	15,508	195,603
Redemptions(c)	(194,844)	(2,786,918)	(410,573)	(5,513,011)	(823,282)	(10,545,800)
Net decrease	(92,891)	(1,319,611)	(209,115)	(2,816,005)	(464,992)	(5,976,694)
Class C shares
Subscriptions	5,083,608	73,202,402	6,603,537	89,285,490	9,101,453	116,817,556
Distributions reinvested	143,454	2,049,113	126,063	1,717,923	132,150	1,655,855
Redemptions	(1,537,384)	(22,057,577)	(1,542,136)	(20,780,156)	(1,871,114)	(23,806,169)
Net increase	3,689,678	53,193,938	5,187,464	70,223,257	7,362,489	94,667,242
Class I shares
Subscriptions	3,854,351	56,706,133	5,520,881	75,970,455	24,078,342	320,170,838
Distributions reinvested	258,756	3,787,685	282,493	3,932,450	276,223	3,516,952
Redemptions	(2,873,083)	(42,322,700)	(6,890,933)	(93,486,923)	(3,840,844)	(50,294,066)
Net increase (decrease)	1,240,024	18,171,118	(1,087,559)	(13,584,018)	20,513,721	273,393,724
Class R shares
Subscriptions	1,525,794	22,520,056	1,511,426	21,095,800	742,217	9,640,024
Distributions reinvested	21,680	318,239	14,515	203,218	15,585	200,423
Redemptions	(405,021)	(5,942,406)	(297,634)	(4,166,692)	(388,469)	(5,161,722)
Net increase	1,142,453	16,895,889	1,228,307	17,132,326	369,333	4,678,725
Class R4 shares
Subscriptions	171	2,500	—	—	—	—
Net increase	171	2,500	—	—	—	—
Class R5 shares
Subscriptions	171	2,500	—	—	—	—
Net increase	171	2,500	—	—	—	—
Class T shares
Subscriptions	41,527	611,101	55,561	761,410	150,886	1,961,263
Distributions reinvested	52,212	762,966	58,440	812,871	109,642	1,414,376
Redemptions	(365,978)	(5,402,761)	(527,656)	(7,286,576)	(938,084)	(12,332,826)
Net decrease	(272,239)	(4,028,694)	(413,655)	(5,712,295)	(677,556)	(8,957,187)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
15

Columbia Dividend Income Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended November 30, 2012(a) (Unaudited)		Year Ended May 31, 2012(b)		Year Ended September 30, 2011
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class W shares
Subscriptions	1,002,771	14,833,752	746,557	10,264,661	4,878,494	64,001,093
Distributions reinvested	42,769	626,112	43,651	606,762	58,168	740,317
Redemptions	(347,816)	(5,097,218)	(955,633)	(13,161,521)	(1,358,960)	(17,428,109)
Net increase (decrease)	697,724	10,362,646	(165,425)	(2,290,098)	3,577,702	47,313,301
Class Y shares
Subscriptions	171	2,500	—	—	—	—
Net increase	171	2,500	—	—	—	—
Class Z shares
Subscriptions	54,707,603	805,853,670	89,060,506	1,229,645,133	86,848,555	1,140,726,956
Distributions reinvested	1,686,660	24,704,053	1,312,934	18,342,883	1,553,333	19,960,237
Redemptions	(23,773,509)	(350,497,425)	(30,405,107)	(420,239,360)	(36,526,580)	(478,414,308)
Net increase	32,620,754	480,060,298	59,968,333	827,748,656	51,875,308	682,272,885
Total net increase	51,485,100	757,272,739	97,664,253	1,350,220,709	113,204,431	1,492,699,841

(a) Class R4, Class R5 and Class Y shares are for the period from November 8, 2012 (commencement of operations) to November 30, 2012.

(b) For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(c) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
16

Columbia Dividend Income Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended November 30, 2012		Year Ended May 31,		Year Ended September 30,
Class A	(Unaudited)		2012(a)		2011		2010		2009		2008		2007
Per share data
Net asset value, beginning of period	$13.96		$12.16		$12.12		$11.18		$12.01		$15.35		$13.45
Income from investment operations:
Net investment income	0.18		0.25		0.29		0.28		0.29		0.31		0.28
Net realized and unrealized gain (loss)	0.85		1.73		0.03	(b)	0.94		(0.86)		(3.18)		2.02
Total from investment operations	1.03		1.98		0.32		1.22		(0.57)		(2.87)		2.30
Less distributions to shareholders:
Net investment income	(0.17)		(0.18)		(0.28)		(0.28)		(0.27)		(0.31)		(0.27)
Net realized gains	—		—		—		—		—		(0.16)		(0.13)
Total distributions to shareholders	(0.17)		(0.18)		(0.28)		(0.28)		(0.27)		(0.47)		(0.40)
Proceeds from regulatory settlements	—		—		—		—		0.01		—		—
Net asset value, end of period	$14.82		$13.96		$12.16		$12.12		$11.18		$12.01		$15.35
Total return	7.42%		16.26%		2.56%		11.02%		(4.33%)		(19.06%)		17.31%
Ratios to average net assets(c)
Total gross expenses	1.04	%(d)	1.06	%(d)	1.09%		1.07%		1.11%		1.11%		1.12%
Total net expenses(e)	1.01	%(d)(f)	1.00	%(d)	1.03	%(f)	1.05	%(f)	1.05	%(f)	1.05	%(f)	1.05	%(f)
Net investment income	2.40	%(d)	2.71	%(d)	2.23%		2.41%		2.88%		2.24%		1.90%
Supplemental data
Net assets, end of period (in thousands)	$2,020,300		$1,729,495		$1,103,389		$728,219		$483,916		$278,122		$370,358
Portfolio turnover	14%		23%		20%		17%		23%		16%		21%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
17

Columbia Dividend Income Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2012		Year Ended May 31,		Year Ended September 30,
Class B	(Unaudited)		2012(a)		2011		2010		2009		2008		2007
Per share data
Net asset value, beginning of period	$13.63		$11.89		$11.86		$10.94		$11.75		$15.03		$13.17
Income from investment operations:
Net investment income	0.12		0.18		0.19		0.19		0.21		0.20		0.16
Net realized and unrealized gain (loss)	0.83		1.69		0.03	(b)	0.93		(0.82)		(3.11)		1.99
Total from investment operations	0.95		1.87		0.22		1.12		(0.61)		(2.91)		2.15
Less distributions to shareholders:
Net investment income	(0.12)		(0.13)		(0.19)		(0.20)		(0.20)		(0.21)		(0.16)
Net realized gains	—		—		—		—		—		(0.16)		(0.13)
Total distributions to shareholders	(0.12)		(0.13)		(0.19)		(0.20)		(0.20)		(0.37)		(0.29)
Proceeds from regulatory settlements	—		—		—		—		0.00	(c)	—		—
Net asset value, end of period	$14.46		$13.63		$11.89		$11.86		$10.94		$11.75		$15.03
Total return	6.97%		15.69%		1.74%		10.24%		(4.97%)		(19.71%)		16.49%
Ratios to average net assets(d)
Total gross expenses	1.78	%(e)	1.81	%(e)	1.85%		1.82%		1.86%		1.86%		1.87%
Total net expenses(f)	1.76	%(e)(g)	1.75	%(e)	1.79	%(g)	1.80	%(g)	1.80	%(g)	1.80	%(g)	1.80	%(g)
Net investment income	1.64	%(e)	1.96	%(e)	1.48%		1.67%		2.18%		1.48%		1.16%
Supplemental data
Net assets, end of period (in thousands)	$14,675		$15,095		$15,659		$21,126		$28,006		$31,307		$52,937
Portfolio turnover	14%		23%		20%		17%		23%		16%		21%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  Rounds to less than $0.01.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
18

Columbia Dividend Income Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2012		Year Ended May 31,		Year Ended September 30,
Class C	(Unaudited)		2012(a)		2011		2010		2009		2008		2007
Per share data
Net asset value, beginning of period	$13.62		$11.88		$11.85		$10.93		$11.74		$15.02		$13.17
Income from investment operations:
Net investment income	0.12		0.18		0.19		0.19		0.20		0.20		0.16
Net realized and unrealized gain (loss)	0.83		1.69		0.03	(b)	0.93		(0.82)		(3.11)		1.98
Total from investment operations	0.95		1.87		0.22		1.12		(0.62)		(2.91)		2.14
Less distributions to shareholders:
Net investment income	(0.12)		(0.13)		(0.19)		(0.20)		(0.20)		(0.21)		(0.16)
Net realized gains	—		—		—		—		—		(0.16)		(0.13)
Total distributions to shareholders	(0.12)		(0.13)		(0.19)		(0.20)		(0.20)		(0.37)		(0.29)
Proceeds from regulatory settlements	—		—		—		—		0.01		—		—
Net asset value, end of period	$14.45		$13.62		$11.88		$11.85		$10.93		$11.74		$15.02
Total return	6.98%		15.71%		1.74%		10.25%		(4.98%)		(19.72%)		16.42%
Ratios to average net assets(c)
Total gross expenses	1.78	%(d)	1.81	%(d)	1.84%		1.82%		1.86%		1.86%		1.87%
Total net expenses(e)	1.76	%(d)(f)	1.75	%(d)	1.78	%(f)	1.80	%(f)	1.80	%(f)	1.80	%(f)	1.80	%(f)
Net investment income	1.65	%(d)	1.96	%(d)	1.49%		1.66%		2.08%		1.48%		1.14%
Supplemental data
Net assets, end of period (in thousands)	$349,486		$279,093		$181,875		$94,091		$48,438		$12,635		$20,622
Portfolio turnover	14%		23%		20%		17%		23%		16%		21%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
19

Columbia Dividend Income Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2012		Year Ended May 31,		Year Ended September 30,
Class I	(Unaudited)		2012(a)		2011		2010(b)
Per share data
Net asset value, beginning of period	$13.99		$12.18		$12.13		$12.14
Income from investment operations:
Net investment income	0.21		0.28		0.35		0.01
Net realized and unrealized gain (loss)	0.85		1.73		0.03	(c)	(0.02)
Total from investment operations	1.06		2.01		0.38		(0.01)
Less distributions to shareholders:
Net investment income	(0.20)		(0.20)		(0.33)		—
Total distributions to shareholders	(0.20)		(0.20)		(0.33)		—
Net asset value, end of period	$14.85		$13.99		$12.18		$12.13
Total return	7.61%		16.53%		3.02%		(0.08%)
Ratios to average net assets(d)
Total gross expenses	0.60	%(e)	0.63	%(e)	0.67%		0.71	%(e)
Total net expenses(f)	0.60	%(e)	0.63	%(e)	0.67	%(g)	0.71	%(e)(g)
Net investment income	2.81	%(e)	3.08	%(e)	2.62%		8.17	%(e)
Supplemental data
Net assets, end of period (in thousands)	$306,844		$271,694		$249,778		$2
Portfolio turnover	14%		23%		20%		17%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(b)  For the period from September 27, 2010 (commencement of operations) to September 30, 2010.

(c)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
20

Columbia Dividend Income Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2012		Year Ended May 31,		Year Ended September 30,
Class R	(Unaudited)		2012(a)		2011		2010		2009		2008(b)
Per share data
Net asset value, beginning of period	$13.96		$12.17		$12.13		$11.18		$12.01		$13.39
Income from investment operations:
Net investment income	0.16		0.23		0.26		0.27		0.28		0.14
Net realized and unrealized gain (loss)	0.86		1.72		0.03	(c)	0.93		(0.86)		(1.38)
Total from investment operations	1.02		1.95		0.29		1.20		(0.58)		(1.24)
Less distributions to shareholders:
Net investment income	(0.16)		(0.16)		(0.25)		(0.25)		(0.25)		(0.14)
Total distributions to shareholders	(0.16)		(0.16)		(0.25)		(0.25)		(0.25)		(0.14)
Proceeds from regulatory settlements	—		—		—		—		0.00	(d)	—
Net asset value, end of period	$14.82		$13.96		$12.17		$12.13		$11.18		$12.01
Total return	7.29%		16.03%		2.30%		10.84%		(4.57%)		(9.28%)
Ratios to average net assets(e)
Total gross expenses	1.29	%(f)	1.31	%(f)	1.34%		1.32%		1.36%		1.36	%(f)
Total net expenses(g)	1.27	%(f)(h)	1.25	%(f)	1.28	%(h)	1.30	%(h)	1.30	%(h)	1.30	%(f)(h)
Net investment income	2.17	%(f)	2.46	%(f)	1.98%		2.27%		2.59%		2.10	%(f)
Supplemental data
Net assets, end of period (in thousands)	$51,091		$32,183		$13,101		$8,577		$657		$11
Portfolio turnover	14%		23%		20%		17%		23%		16%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(b)  For the period from March 28, 2008 (commencement of operations) to September 30, 2008

(c)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(d)  Rounds to less than $0.01.

(e)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)  Annualized.

(g)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
21

Columbia Dividend Income Fund

Financial Highlights (continued)

Class R4	Six Months Ended November 30, 2012(a) (Unaudited)
Per share data
Net asset value, beginning of period	$14.65
Income from investment operations:
Net investment income	0.03
Net realized and unrealized gain	0.31
Total from investment operations	0.34
Net asset value, end of period	$14.99
Total return	2.32%
Ratios to average net assets(b)
Total gross expenses	0.77	%(c)
Total net expenses(d)	0.77	%(c)
Net investment income	3.52	%(c)
Supplemental data
Net assets, end of period (in thousands)	$3
Portfolio turnover	14%

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to November 30, 2012.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
22

Columbia Dividend Income Fund

Financial Highlights (continued)

Class R5	Six Months Ended November 30, 2012(a) (Unaudited)
Per share data
Net asset value, beginning of period	$14.65
Income from investment operations:
Net investment income	0.03
Net realized and unrealized gain	0.31
Total from investment operations	0.34
Net asset value, end of period	$14.99
Total return	2.32%
Ratios to average net assets(b)
Total gross expenses	0.66	%(c)
Total net expenses(d)	0.66	%(c)
Net investment income	3.63	%(c)
Supplemental data
Net assets, end of period (in thousands)	$3
Portfolio turnover	14%

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to November 30, 2012.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
23

Columbia Dividend Income Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2012		Year Ended May 31,		Year Ended September 30,
Class T	(Unaudited)		2012(a)		2011		2010		2009		2008		2007
Per share data
Net asset value, beginning of period	$13.96		$12.17		$12.13		$11.18		$12.01		$15.35		$13.45
Income from investment operations:
Net investment income	0.17		0.24		0.29		0.28		0.29		0.30		0.27
Net realized and unrealized gain (loss)	0.86		1.72		0.03	(b)	0.95		(0.85)		(3.18)		2.02
Total from investment operations	1.03		1.96		0.32		1.23		(0.56)		(2.88)		2.29
Less distributions to shareholders:
Net investment income	(0.17)		(0.17)		(0.28)		(0.28)		(0.27)		(0.30)		(0.26)
Net realized gains	—		—		—		—		—		(0.16)		(0.13)
Total distributions to shareholders	(0.17)		(0.17)		(0.28)		(0.28)		(0.27)		(0.46)		(0.39)
Proceeds from regulatory settlements	—		—		—		—		0.00	(c)	—		—
Net asset value, end of period	$14.82		$13.96		$12.17		$12.13		$11.18		$12.01		$15.35
Total return	7.40%		16.14%		2.51%		11.06%		(4.38%)		(19.10%)		17.25%
Ratios to average net assets(d)
Total gross expenses	1.09	%(e)	1.11	%(e)	1.15%		1.12%		1.16%		1.16%		1.17%
Total net expenses(f)	1.06	%(e)(g)	1.05	%(e)	1.09	%(g)	1.10	%(g)	1.10	%(g)	1.10	%(g)	1.10	%(g)
Net investment income	2.34	%(e)	2.65	%(e)	2.18%		2.36%		2.87%		2.19%		1.85%
Supplemental data
Net assets, end of period (in thousands)	$78,058		$77,344		$72,421		$80,405		$73,773		$72,213		$100,932
Portfolio turnover	14%		23%		20%		17%		23%		16%		21%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  Rounds to less than $0.01.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
24

Columbia Dividend Income Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2012		Year Ended May 31,		Year Ended September 30,
Class W	(Unaudited)		2012(a)		2011		2010(b)
Per share data
Net asset value, beginning of period	$13.96		$12.16		$12.12		$12.13
Income from investment operations:
Net investment income	0.18		0.25		0.30		0.01
Net realized and unrealized gain (loss)	0.85		1.73		0.02	(c)	(0.02)
Total from investment operations	1.03		1.98		0.32		(0.01)
Less distributions to shareholders:
Net investment income	(0.17)		(0.18)		(0.28)		—
Total distributions to shareholders	(0.17)		(0.18)		(0.28)		—
Net asset value, end of period	$14.82		$13.96		$12.16		$12.12
Total return	7.42%		16.27%		2.57%		(0.08%)
Ratios to average net assets(d)
Total gross expenses	1.04	%(e)	1.05	%(e)	1.08%		1.06	%(e)
Total net expenses(f)	1.02	%(e)(g)	1.00	%(e)	1.00	%(g)	1.05	%(e)(g)
Net investment income	2.41	%(e)	2.71	%(e)	2.28%		7.83	%(e)
Supplemental data
Net assets, end of period (in thousands)	$60,912		$47,647		$43,525		$2
Portfolio turnover	14%		23%		20%		17%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(b)  For the period from September 27, 2010 (commencement of operations) to September 30, 2010.

(c)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(d)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)  Annualized.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
25

Columbia Dividend Income Fund

Financial Highlights (continued)

Class Y	Six Months Ended November 30, 2012(a) (Unaudited)
Per share data
Net asset value, beginning of period	$14.66
Income from investment operations
Net investment income	0.03
Net realized and unrealized gain	0.31
Total from investment operations	0.34
Net asset value, end of period	$15.00
Total return	2.32%
Ratios to average net assets(b)
Total gross expenses	0.62	%(c)
Total net expenses(d)	0.62	%(c)
Net investment income	3.67	%(c)
Supplemental data
Net assets, end of period (in thousands)	$3
Portfolio turnover	14%

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to November 30, 2012.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
26

Columbia Dividend Income Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2012		Year Ended May 31,		Year Ended September 30,
Class Z	(Unaudited)		2012(a)		2011		2010		2009		2008		2007
Per share data
Net asset value, beginning of period	$13.97		$12.17		$12.13		$11.18		$12.01		$15.36		$13.45
Income from investment operations:
Net investment income	0.20		0.27		0.33		0.31		0.31		0.34		0.31
Net realized and unrealized gain (loss)	0.85		1.72		0.03	(b)	0.95		(0.85)		(3.19)		2.04
Total from investment operations	1.05		1.99		0.36		1.26		(0.54)		(2.85)		2.35
Less distributions to shareholders:
Net investment income	(0.19)		(0.19)		(0.32)		(0.31)		(0.30)		(0.34)		(0.31)
Net realized gains	—		—		—		—		—		(0.16)		(0.13)
Total distributions to shareholders	(0.19)		(0.19)		(0.32)		(0.31)		(0.30)		(0.50)		(0.44)
Proceeds from regulatory settlements	—		—		—		—		0.01		—		—
Net asset value, end of period	$14.83		$13.97		$12.17		$12.13		$11.18		$12.01		$15.36
Total return	7.55%		16.39%		2.82%		11.38%		(4.10%)		(18.90%)		17.67%
Ratios to average net assets(c)
Total gross expenses	0.79	%(d)	0.80	%(d)	0.84%		0.82%		0.86%		0.86%		0.87%
Total net expenses(e)	0.77	%(d)(f)	0.75	%(d)	0.79	%(f)	0.80	%(f)	0.80	%(f)	0.80	%(f)	0.80	%(f)
Net investment income	2.65	%(d)	2.96	%(d)	2.48%		2.66%		3.15%		2.51%		2.15%
Supplemental data
Net assets, end of period (in thousands)	$4,088,683		$3,396,290		$2,227,757		$1,591,420		$1,060,268		$671,700		$594,859
Portfolio turnover	14%		23%		20%		17%		23%		16%		21%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
27

Columbia Dividend Income Fund

Notes to Financial Statements

November 30, 2012 (Unaudited)

Note 1. Organization

Columbia Dividend Income Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R, Class R4, Class R5, Class T, Class W, Class Y and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are only available to qualifying institutional investors.

Class R4 shares are not subject to sales charges and are only available to investors purchasing through authorized investment professionals. Class R4 shares commenced operations on November 8, 2012.

Class R5 shares are not subject to sales charges and are only available to investors purchasing through authorized investment professionals. Class R5 shares commenced operations on November 8, 2012.

Class T shares are subject to a maximum front-end sales charge of 5.75% based on the investment amount. Class T shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a CDSC if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase. Class T shares are available only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy Funds into various Columbia Funds (formerly named Liberty Funds).

Class W shares are not subject to sales charges and are only available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are only available to certain categories of investors which are subject to minimum initial investment requirements. Class Y shares commenced operations on November 8, 2012.

Class Z shares are not subject to sales charges, and are only available to certain investors.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Semiannual Report 2012
28

Columbia Dividend Income Fund

Notes to Financial Statements (continued)

November 30, 2012 (Unaudited)

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees (the Board). If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded on the ex-dividend date.

Interest income is recorded on an accrual basis.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange traded funds (ETFs) and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on estimates made by the Fund's management if actual information has not yet been reported. Return of capital is recorded as a reduction of the cost basis of securities held. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the BDCs, ETFs and REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Semiannual Report 2012
29

Columbia Dividend Income Fund

Notes to Financial Statements (continued)

November 30, 2012 (Unaudited)

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-11, Disclosures about

Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.66% to 0.49% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended November 30, 2012 was 0.53% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended November 30, 2012 was 0.05% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Semiannual Report 2012
30

Columbia Dividend Income Fund

Notes to Financial Statements (continued)

November 30, 2012 (Unaudited)

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares. Effective November 8, 2012, Class Y shares will not pay transfer agent fees for at least twelve months.

For the six months ended November 30, 2012, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.18%
Class B	0.18
Class C	0.18
Class R	0.19
Class R4	0.15
Class R5	0.04
Class T	0.18
Class W	0.18
Class Z	0.18

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2012, these minimum account balance fees reduced total expenses by $9,091.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B, Class C and Class W shares of the Fund. The Plans also require the payment of a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75%, 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class A, Class B, Class C, Class R and Class W shares, respectively.

The Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund's average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services), but currently limit such fees to an aggregate fee of not more than 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Fund may pay a distribution fee up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, provided, however, that the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Shareholder Services Fees

The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class T shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder

Semiannual Report 2012
31

Columbia Dividend Income Fund

Notes to Financial Statements (continued)

November 30, 2012 (Unaudited)

liaison services and up to 0.25% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.30% of the Fund's average daily net assets attributable to Class T shares. The annualized effective shareholder services fee rate for the six months ended November 30, 2012 was 0.30% of the Fund's average daily net assets attributable to Class T shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $1,355,842 for Class A, $7,153 for Class B, $21,291 for Class C and $1,229 for Class T shares for the six months ended November 30, 2012.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective October 1, 2012, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through September 30, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	1.19%
Class B	1.94
Class C	1.94
Class I	0.81
Class R	1.44
Class R4*	0.94
Class R5*	0.86
Class T	1.24
Class W	1.19
Class Y*	0.81
Class Z	0.94

*Annual rates are contractual from November 8, 2012 (the commencement of operations of Class R4, Class R5 and Class Y shares) through November 8, 2013.

Prior to October 1, 2012, the Investment Manager and certain of its affiliates contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, did not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	1.00%
Class B	1.75
Class C	1.75
Class I	0.67
Class R	1.25
Class T	1.05
Class W	1.00
Class Z	0.75

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At November 30, 2012, the cost of investments for federal income tax purposes was approximately $5,921,532,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$1,083,682,000
Unrealized depreciation	(90,276,000)
Net unrealized appreciation	$993,406,000

Semiannual Report 2012
32

Columbia Dividend Income Fund

Notes to Financial Statements (continued)

November 30, 2012 (Unaudited)

The following capital loss carryforward, determined as of May 31, 2012 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2014	2,532,220
2017	37,045,347
2018	25,868,280
Total	65,445,847

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $1,530,192,132 and $852,195,588, respectively, for the six months ended November 30, 2012.

Note 6. Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or securities that either are issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities with value equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is requested to be delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended November 30, 2012 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

At November 30, 2012, the Fund did not have any securities on loan.

In October 2012, the Board voted to cease securities lending by or on December 31, 2012.

Note 7. Shareholder Concentration

At November 30, 2012, two unaffiliated shareholder accounts owned an aggregate of 42.5% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the six months ended November 30, 2012.

Semiannual Report 2012
33

Columbia Dividend Income Fund

Notes to Financial Statements (continued)

November 30, 2012 (Unaudited)

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2012
34

Columbia Dividend Income Fund

Board Consideration and Approval of
Advisory Agreement

On June 6, 2012, the Board of Trustees (the "Board") and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) of the Trust (the "Independent Trustees") unanimously approved the continuation of the Investment Management Services Agreement (the "Advisory Agreement") with Columbia Management Investment Advisers, LLC (the "Investment Manager") with respect to Columbia Dividend Income Fund (the "Fund"), a series of the Trust. As detailed below, the Advisory Fees and Expenses Committee (the "Committee") and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager before determining to approve the continuation of the Advisory Agreement.

In connection with their deliberations regarding the continuation of the Advisory Agreement, the Committee and the Board requested and evaluated materials from the Investment Manager regarding the Fund and the Advisory Agreement, and discussed these materials with representatives of the Investment Manager at the Committee meeting held on June 5, 2012 and at the Board meeting held on June 6, 2012. In addition, the Board considers matters bearing on the Advisory Agreement at most of its other meetings throughout the year and meets regularly with senior management of the Funds and the Investment Manager. Through the Board's Investment Oversight Committees, Trustees also meet with selected Fund portfolio managers and other investment personnel at various times throughout the year. The Committee and the Board also consulted with Fund counsel and with the Independent Trustees' independent legal counsel, who advised on the legal standard for consideration by the Board and otherwise assisted the Board in its deliberations. On June 5, 2012, the Committee recommended that the Board approve the continuation of the Advisory Agreement. On June 6, 2012, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement for the Fund.

The Committee and the Board considered all information that they, their legal counsel, or the Investment Manager believed reasonably necessary to evaluate and to determine whether to approve the continuation of the Advisory Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Advisory Agreement for the Fund included the following:

•  Information on the investment performance of the Fund relative to the performance of the Fund's benchmarks and the performance of a group of comparable mutual funds, as determined by an independent third-party data provider;

•  Information on the Fund's advisory fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by an independent third-party data provider;

•  The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) would not exceed the median expenses of a group of comparable funds (as determined from time to time, generally annually, by an independent third-party data provider);

•  The terms and conditions of the Advisory Agreement, including that the advisory fee rates payable by the Fund would not change;

•  The terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including the Administrative Services Agreement, the Distribution Agreement and the Transfer and Dividend Disbursing Agent Agreement, noting in the case of the Transfer and Dividend Disbursing Agent Agreement certain proposed changes to the fee rates payable thereunder;

•  Descriptions of various functions performed by the Investment Manager under the Advisory Agreement, including portfolio management and portfolio trading practices;

•  Information regarding the management fees and investment performance of any comparable portfolios of other clients of the Investment Manager, including institutional separate accounts; and

•  The profitability to the Investment Manager and its affiliates from their relationships with the Fund.

Semiannual Report 2012
35

Columbia Dividend Income Fund

Board Consideration and Approval of
Advisory Agreement (continued)

Nature, Extent and Quality of Services to be Provided under the Advisory Agreement

The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Advisory Agreement and under separate agreements for the provision of transfer agency and administrative services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager's ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, the quality of the Investment Manager's investment research capabilities and trade execution services, and the other resources that the Investment Manager devotes to the Fund. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager's ability to provide administrative services to the Fund pursuant to a separate administrative services agreement, including the Investment Manager's ability to coordinate the activities of the Fund's other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the expected nature, extent and quality of the services to be provided to the Fund under the Advisory Agreement supported the continuation of such agreement.

Investment Performance

The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information based on reports of an independent third-party data provider that compared the performance of the Fund to the performance of a group of comparable mutual funds. The Committee and the Board also reviewed a description of the third party's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons. In the case of each Fund whose performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the Fund's Advisory Agreement. Those factors varied from fund to fund, but included one or more of the following: (i) that the Fund's performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund's investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund's investment strategy; (iii) that the Fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund's investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.

The Committee and the Board noted that, through December 31, 2011, the Fund's performance was in the twenty-second, sixty-first and twenty-eighth percentiles (where the best performance would be in the first percentile) of its category selected by an independent third-party data provider for the purposes of performance comparisons for the one-, three- and five- year periods, respectively.

The Committee and the Board also considered the Investment Manager's performance and reputation generally, the Investment Manager's historical responsiveness to Board concerns about performance and the Investment Manager's willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions regarding the Advisory Agreement, that the performance of the Fund and the Investment Manager was sufficient, in light of other considerations, to warrant the continuation of the Advisory Agreement.

Semiannual Report 2012
36

Columbia Dividend Income Fund

Board Consideration and Approval of
Advisory Agreement (continued)

Investment Advisory Fee Rates and Other Expenses

The Committee and the Board considered the advisory fees to be charged to the Fund under the Advisory Agreement as well as the total expenses to be incurred by the Fund. In assessing the reasonableness of the fees under the Advisory Agreement, the Committee and the Board considered, among other information, the Fund's advisory fee and its expected total expense ratio as a percentage of average daily net assets. The Committee and the Board noted that the Fund's actual management fee and total net expense ratio are ranked in the second and first quintiles, respectively, against the Fund's expense universe as determined by an independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.

The Committee and the Board also considered the fact that the advisory fee rates payable by the Fund to the Investment Manager under the Advisory Agreement were the same as those currently paid by the Fund to the Investment Manager.

The Committee and the Board also received and considered information about the advisory fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. In evaluating the Fund's advisory fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the advisory fee rates and expenses of the Fund supported the continuation of the Advisory Agreement.

Costs of Services to be Provided and Profitability

The Committee and the Board also took note of the costs of the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates in connection with their relationships with the Fund. In evaluating these considerations, the Committee and the Board took note of the advisory fees charged by the Investment Manager to other clients, including fees charged by the Investment Manager to any institutional separate account clients with similar investment strategies to those of the Fund.

The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager's affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability of the Investment Manager and its affiliates of their relationships with the Fund, and information about the allocation of expenses used to calculate profitability. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of the fund, the expense ratio of the fund, and the implementation of expense limitations with respect to the fund. The Committee and the Board also considered information provided by the Investment Manager regarding its financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Advisory Agreement.

Economies of Scale

The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager's investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment advisory fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading and compliance resources. The Committee and the Board noted that the investment advisory fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.

Semiannual Report 2012
37

Columbia Dividend Income Fund

Board Consideration and Approval of
Advisory Agreement (continued)

In considering these issues, the Committee and the Board also considered the costs of the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which economies of scale were expected to be shared with the Fund supported the continuation of the Advisory Agreement.

Other Benefits to the Investment Manager

The Committee and the Board received and considered information regarding "fall-out" or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager to provide administrative services to the Fund and the engagement of the Investment Manager's affiliates to provide distribution and transfer agency services to the Fund. The Committee and the Board considered that the Fund's distributor retains a portion of the distribution fees from the Fund and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund's securities transactions, and reviewed information about the Investment Manager's practices with respect to allocating portfolio brokerage for brokerage and research services. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that would be in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager's profitability would be somewhat lower without these benefits.

Conclusion

The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Advisory Agreement. No single item was identified as paramount or controlling, and individual Trustees may have attributed different weights to various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement.

Semiannual Report 2012
38

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Semiannual Report 2012
40

Columbia Dividend Income Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2012
41

Columbia Dividend Income Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1395 D (1/13)

Semiannual Report

November 30, 2012

Columbia High Yield Municipal Fund

Not FDIC insured • No bank guarantee • May lose value

Columbia High Yield Municipal Fund

President's Message

Dear Shareholders,

Stocks rebound around the world

After a weak second quarter, U.S. stock market averages rebounded in the third quarter, erasing earlier losses and boosting year-to-date returns well into double digits. Welcome news from Europe and additional quantitative easing in the United States by the Federal Reserve Board helped bolster the rally. The Standard & Poor's 500 Index (S&P 500 Index) rose 6.35% (total return) for the quarter. The Dow Jones Industrial Average advanced 4.32% for the same period. From the beginning of the calendar year through September 30, 2012, the S&P 500 Index was up 16.44% (total return). And, as of the end of September, the S&P 500 Index stood at 1,440 — approximately 8% below its all-time high of 1,565 that was set on October 9, 2007.

Outside the United States, stock markets of both developed and emerging market economies rebounded, as measured in U.S. dollars. Investors responded favorably to the announcement of policy measures aimed to resolve the eurozone crisis, which could potentially have a favorable impact on growth in emerging market economies. A weaker dollar also benefited returns to U.S. investors.

Solid gains for fixed income

Within fixed income, investors appeared to be increasingly willing to take on risk as they abandoned higher quality sectors that dominated the performance rankings in the second quarter and favored riskier sectors, where yield spreads tightened by a significant margin. Fixed-income returns were strong, but unlike equities, they have been less volatile, accumulating steadily over the course of the year. Gains were the highest for high-yield and emerging market bonds. By contrast, government issued debt securities eked out smaller gains.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success — and, most importantly, that of our investors — are highly talented industry professionals, brought together by a unique way of working. We are dedicated to helping you take advantage of today's opportunities and anticipate tomorrow's. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, featuring timely posts by our investment teams

>  Detailed up-to-date fund performance and portfolio information

>  Economic analysis and market commentary

>  Quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. The Dow Jones Industrial Average is a price weighted average of 30 actively traded shares of blue chip US industrial corporations listed on the New York Stock Exchange. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2012

Columbia High Yield Municipal Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	27
Statement of Operations	29
Statement of Changes in Net Assets	30
Financial Highlights	32
Notes to Financial Statements	37
Board Consideration and Approval of Advisory Agreement	43
Important Information About This Report	49

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2012

Columbia High Yield Municipal Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia High Yield Municipal Fund (the Fund) Class A shares returned 5.76% excluding sales charges for the six-month period that ended November 30, 2012.

>  The Fund underperformed the Barclays High Yield Municipal Bond Index, which returned 8.49% for the same period.

>  The Fund also underperformed the Blended Benchmark, which returned 6.75% for the same time period.

Average Annual Total Returns (%) (for period ended November 30, 2012)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	07/31/00
Excluding sales charges		5.76	15.45	5.10	4.92
Including sales charges		0.77	9.97	4.08	4.41
Class B	07/15/02
Excluding sales charges		5.37	14.62	4.32	4.14
Including sales charges		0.37	9.62	3.98	4.14
Class C	07/15/02
Excluding sales charges		5.45	14.78	4.47	4.30
Including sales charges		4.45	13.78	4.47	4.30
Class R5*	11/08/12	5.86	15.69	5.31	5.14
Class Z	03/05/84	5.87	15.69	5.31	5.14
Barclays High Yield Municipal Bond Index**		8.49	20.23	5.73	6.95
Blended Benchmark**		6.75	16.11	6.01	6.23

Returns for Class A are shown with and without the maximum initial sales charge of 4.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*  The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

**  Inception date of the Barclays High Yield Municipal Bond Index and the Blended Benchmark is 05/30/03. 10 Years data is as of that date.

The Barclays High Yield Municipal Bond Index is comprised of bonds with maturities greater than one-year, having a par value of at least $3 million issued as part of a transaction size greater than $20 million, and rated no higher than "BB+" or equivalent by any of the three principal rating agencies.

The Blended Benchmark, established by the Investment Manager, consists of a 60% weighting of the Barclays High Yield Municipal Bond Index and a 40% weighting of the Barclays Municipal Bond Index. The Barclays Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2012

Columbia High Yield Municipal Fund

Portfolio Overview

(Unaudited)

Top Ten States (%) (at November 30, 2012)
California	13.7
Illinois	9.6
Florida	9.5
Texas	8.3
New York	4.6
Missouri	3.8
Pennsylvania	3.6
Michigan	3.5
Virginia	3.2
Massachusetts	3.0

Percentages indicated are based upon total investments (excluding Money Market Funds).

Quality Breakdown (%) (at November 30, 2012)
A rating	19.7
AA rating	11.0
AAA rating	0.5
B rating	6.5
BB rating	6.3
BBB rating	27.9
Non-investment grade	0.4
Not rated	27.7
Total	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from AAA (highest) to D (lowest), and are subject to change. The ratings shown are determined by using the middle rating of Moody's, S&P, and Fitch after dropping highest and lowest available ratings. When a rating from only two agencies is available, the lower rating is used. When a rating from only one agency is available, that rating is used. When a bond is not rated by any of these agencies, it is designated as Not rated. Credit ratings are subjective opinions and not statements of fact.

Portfolio Management

Chad Farrington, CFA

Semiannual Report 2012

Columbia High Yield Municipal Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

June 1, 2012 – November 30, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)			Expenses Paid During the Period ($)			Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual		Hypothetical	Actual		Hypothetical	Actual
Class A	1,000.00	1,000.00	1,057.60		1,020.96	4.23		4.15	0.82
Class B	1,000.00	1,000.00	1,053.70		1,017.20	8.08		7.94	1.57
Class C	1,000.00	1,000.00	1,054.50		1,017.95	7.31		7.18	1.42
Class R5	1,000.00	1,000.00	1,011.70	*	1,022.06	0.35	*	3.04	0.60 *
Class Z	1,000.00	1,000.00	1,058.70		1,021.96	3.20		3.14	0.62

*For the period November 8, 2012 through November 30, 2012. Class R5 shares commenced operations on November 8, 2012.

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Columbia Management Investment Advisers, LLC and/or certain of its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until September 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board, such that net expenses (excluding fees and expenses of acquired funds) will not exceed 0.89% for Class A, 1.64% for Class B, 1.64% for Class C and 0.69% for Class Z. Any amounts waived will not be reimbursed by the Fund. This change was effective November 1, 2012. If this change had been in place for the entire six month period ended November 30, 2012, the actual expenses paid would have been $4.59 for Class A, $8.44 for Class B, $8.45 for Class C and $3.56 for Class Z; the hypothetical expenses paid would have been $4.51 for Class A, $8.29 for Class B, $8.29 for Class C and $3.50 for Class Z.

Semiannual Report 2012

Columbia High Yield Municipal Fund

Portfolio of Investments

November 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal Bonds 87.8%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 0.3%
Camden Industrial Development Board Prerefunded 12/01/13 Revenue Bonds Weyerhaeuser Co. Series 2003B AMT(a) 12/01/24	6.375%	275,000	291,706
Courtland Industrial Development Board(a) Refunding Revenue Bonds International Paper Co. Projects Series 2003B AMT 08/01/25	6.250%	2,000,000	2,063,820
Series 2005A AMT 06/01/25	5.200%	1,000,000	1,037,000
Total			3,392,526
Alaska 0.5%
City of Koyukuk Revenue Bonds Tanana Chiefs Conference Health Care Series 2011 10/01/41	7.750%	5,000,000	5,570,050
Arizona 1.4%
Maricopa County Pollution Control Corp. Revenue Bonds El Paso Electric Co. Project Series 2009B 04/01/40	7.250%	3,600,000	4,386,132
Pima County Industrial Development Authority Revenue Bonds American Charter Schools Foundation Series 2007A 07/01/38	5.625%	3,840,000	3,720,922
Surprise Municipal Property Corp. Revenue Bonds Series 2007 04/01/32	4.900%	2,000,000	2,074,780
Yavapai County Industrial Development Authority Revenue Bonds Yavapai Regional Medical Center Series 2008B 08/01/37	5.625%	3,500,000	3,732,715
Total			13,914,549
Arkansas 0.1%
City of Camden Refunding Revenue Bonds International Paper Co. Project Series 2004A AMT(a) 11/01/18	5.000%	250,000	265,512

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Fort Smith Refunding Revenue Bonds Sales & Use Tax Series 2012 05/01/26	3.600%	955,000	1,029,901
Total			1,295,413
California 12.4%
ABAG Finance Authority for Nonprofit Corps. Revenue Bonds Odd Fellows Home of California Series 2012-A 04/01/32	5.000%	3,000,000	3,474,780
Agua Caliente Band of Cahuilla Indians Revenue Bonds Series 2003(b)(c) 07/01/18	6.000%	2,000,000	1,974,940
Cabazon Band Mission Indians(b)(c)(d)(e) Revenue Bonds Series 2004 10/01/11	13.000%	405,000	243,000
10/01/15	8.375%	560,000	348,981
Cabazon Band Mission Indians(c)(d)(e) Revenue Bonds Series 2004 10/01/19	8.750%	2,785,000	1,667,407
Series 2010 10/01/20	8.375%	1,420,000	852,000
California Housing Finance Agency(a) Revenue Bonds Home Mortgage Series 2006K AMT 08/01/26	4.625%	5,000,000	4,977,150
Series 2008K AMT 08/01/33	5.550%	2,545,000	2,676,653
California Infrastructure & Economic Development Bank Revenue Bonds Broad Museum Project Series 2011A 06/01/21	5.000%	5,000,000	6,452,950
California Municipal Finance Authority(a)(b)(d) Revenue Bonds UTS Renewable Energy-Waste Water Series 2011 AMT 12/01/15	3.950%	1,415,000	1,416,132
12/01/32	7.500%	1,925,000	2,060,193
California State Department of Veterans Affairs Revenue Bonds Series 2012A 12/01/25	3.500%	5,000,000	5,255,450

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia High Yield Municipal Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California State Public Works Board Refunding Revenue Bonds Various Capital Projects Series 2012-G 11/01/37	5.000%	1,250,000	1,414,925
Revenue Bonds Various Capital Projects Subordinated Series 2009I-1 11/01/34	6.375%	5,000,000	6,163,200
California Statewide Communities Development Authority Revenue Bonds American Baptist Homes West Series 2010 10/01/39	6.250%	2,750,000	3,054,205
Aspire Public Schools Series 2010 07/01/46	6.125%	3,000,000	3,114,540
California Statewide Communities Development Authority(b)(d) Revenue Bonds San Francisco Art Institute Series 2002 04/01/32	7.375%	250,000	253,513
Chino Public Financing Authority Refunding Special Tax Bonds Series 2012 09/01/34	5.000%	1,775,000	1,845,734
City of Carson Special Assessment Bonds District No. 92-1 Series 1992 09/02/22	7.375%	95,000	95,536
City of Lincoln Prerefunded 09/01/13 Special Tax Bonds Community Facilities District Series 2004-1 09/01/20	5.750%	450,000	476,559
09/01/24	5.900%	445,000	471,767
City of Santa Maria Water & Wastewater Refunding Revenue Bonds Series 2012A(f) 02/01/25	0.000%	3,100,000	1,794,962
City of Upland Certificate of Participation San Antonio Community Hospital Series 2011 01/01/41	6.500%	5,000,000	5,997,600
Compton Unified School District Unlimited General Obligation Bonds Election of 2002-Capital Appreciation Series 2006C(f) 06/01/25	0.000%	2,310,000	1,317,139

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Sacramento Revenue Bonds Subordinated Series 2009D 07/01/35	6.000%	2,500,000	3,002,575
Empire Union School District Special Tax Bonds Communities Facilities District No. 1987-1 Series 2002A (AMBAC)(f) 10/01/21	0.000%	1,665,000	1,193,355
Foothill-Eastern Transportation Corridor Agency Refunding Revenue Bonds Series 1999 01/15/40	5.750%	3,000,000	3,001,620
Foothill-Eastern Transportation Corridor Agency(f) Refunding Revenue Bonds Capital Appreciation Series 1999 01/15/30	0.000%	11,520,000	4,153,075
Golden State Tobacco Securitization Corp. Asset-Backed Revenue Bonds Senior Series 2007A-1 06/01/47	5.125%	5,000,000	4,201,500
Prerefunded 06/01/13 Revenue Bonds Series 2003A-1 06/01/39	6.750%	200,000	206,556
Hesperia Public Financing Authority Tax Allocation Bonds Redevelopment & Housing Projects Series 2007A 09/01/27	5.500%	5,430,000	5,424,081
Huntington Beach Community Facilities District Special Tax Bonds Grand Coast Resort No. 2000-1 Series 2001 09/01/31	6.450%	1,250,000	1,265,787
Los Angeles Department of Water & Power Revenue Bonds Power System Series 2011A 07/01/19	5.000%	2,000,000	2,513,080
Los Angeles Municipal Improvement Corp. Refunding Revenue Bonds Real Property Series 2012C 03/01/24	5.000%	2,225,000	2,662,947
M-S-R Energy Authority Revenue Bonds Series 2009B 11/01/39	6.500%	5,000,000	7,176,100

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia High Yield Municipal Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Northern California Power Agency Refunding Revenue Bonds Hydroelectric Project No.1 SE Series 2012 07/01/28	5.000%	2,000,000	2,435,240
Oakdale Public Financing Authority Tax Allocation Bonds Central City Redevelopment Project Series 2004 06/01/33	5.375%	2,000,000	2,020,980
Palomar Pomerado Health Certificate of Participation Series 2010 11/01/41	6.000%	4,500,000	4,951,620
Richmond Joint Powers Financing Authority Refunding Revenue Bonds Lease-Civic Center Project Series 2009 (AGM) 08/01/37	5.875%	3,500,000	4,068,365
Riverside County Public Financing Authority Certificate of Participation Series 1999 05/15/29	5.800%	5,650,000	3,081,510
San Francisco City & County Redevelopment Agency Tax Allocation Bonds Mission Bay South Redevelopment Series 2009D 08/01/39	6.625%	1,500,000	1,686,765
San Joaquin Hills Transportation Corridor Agency Revenue Bonds Senior Lien Series 1993 01/01/33	5.000%	5,000,000	4,999,950
State of California Unlimited General Obligation Bonds Various Purpose Series 2007 11/01/37	5.000%	2,475,000	2,745,171
Series 2012 04/01/42	5.000%	3,000,000	3,487,950
Unlimited General Obligation Refunding Bonds Series 2012 02/01/27	5.000%	5,000,000	6,032,100
Total			127,709,643
Colorado 2.3%
Anthem West Metropolitan District Limited Tax General Obligation Bonds Series 2005 12/01/35	6.250%	2,000,000	2,004,320

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Colorado Educational & Cultural Facilities Authority Refunding Revenue Bonds Student Housing-Campus Village Apartment Series 2008 06/01/38	5.500%	5,000,000	5,583,450
Colorado Health Facilities Authority Prerefunded 06/01/14 Revenue Bonds Evangelical Lutheran Series 2009A 06/01/38	6.125%	5,750,000	6,241,970
Revenue Bonds Covenant Retirement Communities, Inc. Series 2002B 12/01/33	6.125%	1,000,000	1,010,160
E-470 Public Highway Authority(f) Revenue Bonds Capital Appreciation Senior Series 2000B (NPFGC) 09/01/18	0.000%	4,000,000	3,328,520
Senior Capital Appreciation Series 1997B (NPFGC) 09/01/16	0.000%	5,000,000	4,514,550
Red Sky Ranch Metropolitan District Limited General Obligation Bonds Series 2003 12/01/33	6.050%	1,000,000	1,010,340
Total			23,693,310
Connecticut 1.5%
Connecticut State Development Authority Revenue Bonds Alzheimer's Resource Center Project Series 2007 08/15/21	5.400%	1,080,000	1,159,186
08/15/27	5.500%	1,000,000	1,060,650
Harbor Point Infrastructure Improvement District Tax Allocation Bonds Harbor Point Project Series 2010A 04/01/39	7.875%	5,000,000	5,767,050
Mashantucket Western Pequot Tribe Revenue Bonds Subordinated Series 1999B(b)(c)(d)(e)(f) 09/01/15	0.000%	2,000,000	715,800
Mohegan Tribe of Indians of Connecticut(b)(c) Revenue Bonds Public Improvement-Priority Distribution Series 2001 01/01/31	6.250%	5,475,000	5,480,146
Series 2003 01/01/33	5.250%	1,000,000	989,550
Total			15,172,382

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia High Yield Municipal Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Delaware 0.2%
Centerline Equity Issuer Trust(a)(b) 05/15/19	6.300%	1,000,000	1,210,810
City of Wilmington Revenue Bonds Housing-Electra Arms Senior Associates Project Series 1998 AMT(a)(d) 06/01/28	6.250%	755,000	754,962
Total			1,965,772
District of Columbia 0.5%
Metropolitan Washington Airports Authority Revenue Bonds Airport System Series 2012A AMT(a) 10/01/24	5.000%	4,000,000	4,852,520
Resolution Trust Corp. Pass-Through Certificates Series 1993A(d) 12/01/16	8.500%	455,482	448,039
Total			5,300,559
Florida 8.8%
Brandy Creek Community Development District Special Assessment Bonds Series 2003A 05/01/34	6.350%	935,000	961,573
Broward County Housing Finance Authority Revenue Bonds Chaves Lake Apartments Project Series 2000A AMT(a)(d) 07/01/40	7.500%	1,500,000	1,501,845
Capital Trust Agency, Inc. Revenue Bonds Atlantic Housing Foundation Subordinated Series 2008B(d) 07/15/32	7.000%	1,425,000	641,150
Celebration Community Development District Special Assessment Bonds Series 2003A 05/01/34	6.400%	880,000	892,593
Channing Park Community Development District Special Assessment Bonds Series 2007 05/01/38	5.300%	560,000	571,010
Citizens Property Insurance Corp. Revenue Bonds Senior Secured Series 2012A-1 06/01/21	5.000%	2,400,000	2,882,544

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Citizens Property Insurance Corp.(g) Revenue Bonds High Risk Series 2010A3 06/01/13	1.910%	5,000,000	5,031,650
City of Lakeland(b) Refunding Revenue Bonds 1st Mortgage-Carpenters Home Estates Series 2008 01/01/28	6.250%	675,000	724,619
01/01/43	6.375%	2,250,000	2,367,135
Colonial Country Club Community Development District Special Assessment Bonds Series 2003 05/01/33	6.400%	660,000	680,770
County of Broward Airport System Refunding Revenue Bonds Series 2012P-1 AMT(a) 10/01/23	5.000%	5,000,000	5,967,150
County of Lee Solid Waste System Revenue Bonds Series 2006A (AMBAC) AMT(a) 10/01/17	5.000%	2,010,000	2,151,544
County of Miami-Dade Refunding Revenue Bonds Subordinated Series 2012-B 10/01/37	5.000%	1,530,000	1,751,039
County of Miami-Dade(f) Subordinated Revenue Bonds Capital Appreciation Series 2009B 10/01/41	0.000%	30,000,000	6,904,200
Double Branch Community Development District Special Assessment Bonds Series 2002A 05/01/34	6.700%	625,000	637,550
Florida Development Finance Corp. Revenue Bonds Renaissance Charter School Series 2010A 09/15/40	6.000%	3,750,000	4,105,650
Series 2012-A 06/15/43	6.125%	5,000,000	5,008,750
Islands at Doral Southwest Community Development District Special Assessment Bonds Series 2003 05/01/35	6.375%	725,000	749,302
Lee County Industrial Development Authority Refunding Revenue Bonds Shell PT/Alliance Community Project Series 2007 11/15/29	5.000%	4,000,000	4,076,680

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia High Yield Municipal Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Mid-Bay Bridge Authority Revenue Bonds Series 2011A 10/01/40	7.250%	4,000,000	5,245,280
Middle Village Community Development District Special Assessment Bonds Series 2004A(d) 05/01/35	6.000%	2,000,000	1,704,560
North Brevard County Hospital District Refunding Revenue Bonds Parrish Medical Center Project Series 2008 10/01/38	5.750%	4,000,000	4,518,440
Orange County Health Facilities Authority Refunding Revenue Bonds Health Care-Orlando Lutheran Series 2005 07/01/26	5.700%	2,000,000	2,059,660
Mayflower Retirement Center Series 2012 06/01/42	5.125%	750,000	811,995
Revenue Bonds 1st Mortgage-Orlando Lutheran Tower Series 2007 07/01/32	5.500%	350,000	359,818
07/01/38	5.500%	1,750,000	1,792,577
Sarasota County Health Facilities Authority Refunding Revenue Bonds Village on the Isle Project Series 2007 01/01/32	5.500%	4,000,000	4,267,840
Seminole Indian Tribe of Florida Revenue Bonds Series 2007A(b)(c) 10/01/24	5.500%	2,000,000	2,193,220
Seven Oaks Community Development District II Special Assessment Bonds Series 2004A 05/01/35	5.875%	435,000	336,616
Series 2004B 05/01/16	7.500%	2,000,000	1,933,280
South Lake County Hospital District Revenue Bonds South Lake Hospital, Inc. Series 2003 10/01/28	6.375%	750,000	782,033
10/01/34	6.375%	500,000	521,280
Series 2010A 04/01/39	6.250%	2,000,000	2,339,720
St. Johns County Industrial Development Authority Refunding Revenue Bonds Bayview Project Series 2007A 10/01/41	5.250%	3,725,000	3,297,407

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Vicars Landing Project Series 2007 02/15/27	5.000%	2,500,000	2,593,850
Revenue Bonds Glenmoor Project Series 2006A 01/01/40	5.375%	4,275,000	4,012,857
Waterset North Community Development District Special Assessment Bonds Series 2007A 05/01/39	6.600%	1,930,000	1,668,408
West Villages Improvement District Special Assessment Bonds Unit of Development No. 3 Series 2006(d)(e) 05/01/37	5.500%	1,645,000	736,006
Westchester Community Development District No. 1 Special Assessment Bonds Community Infrastructure Series 2003 05/01/35	6.125%	800,000	804,632
Westridge Community Development District Special Assessment Bonds Series 2005(d)(e) 05/01/37	5.800%	2,650,000	1,009,756
Total			90,595,989
Georgia 2.4%
County of Fulton Water & Sewerage Refunding Revenue Bonds Series 2011 01/01/21	5.000%	3,500,000	4,447,835
DeKalb County Hospital Authority Revenue Bonds DeKalb Medical Center, Inc. Project Series 2010 09/01/40	6.125%	4,500,000	5,390,325
Fulton County Residential Care Facilities for the Elderly Authority Revenue Bonds 1st Mortgage-Lenbrook Project Series 2006A 07/01/17	5.000%	1,700,000	1,792,378
07/01/29	5.000%	3,000,000	3,018,180
Municipal Electric Authority of Georgia Revenue Bonds Series 1991V 01/01/18	6.600%	75,000	80,678
Series 1991V Escrowed to Maturity 01/01/18	6.600%	690,000	796,156

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia High Yield Municipal Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Rockdale County Development Authority Revenue Bonds Visy Paper Project Series 2007A AMT(a) 01/01/34	6.125%	5,000,000	5,261,850
Savannah Economic Development Authority Revenue Bonds 1st Mortgage-Marshes of Skidaway Series 2003A 01/01/24	7.400%	500,000	516,650
01/01/34	7.400%	3,000,000	3,090,300
Total			24,394,352
Guam 0.7%
Guam Department of Education Certificate of Participation John F. Kennedy High School Series 2010A(c) 12/01/40	6.875%	4,750,000	5,287,653
Guam Power Authority Refunding Revenue Bonds Series 2012-A(c) 10/01/30	5.000%	1,250,000	1,439,675
Total			6,727,328
Hawaii 0.5%
Hawaii State Department of Budget & Finance Revenue Bonds 15 Craigside Project Series 2009A 11/15/44	9.000%	2,375,000	2,902,440
Hawaiian Electric Co. Subsidiary Series 2009 07/01/39	6.500%	1,750,000	2,068,780
Total			4,971,220
Illinois 8.9%
City of Chicago Revenue Bonds Asphalt Operating Services-Recovery Zone Facility Series 2010 12/01/18	6.125%	4,665,000	5,017,441
Tax Allocation Bonds Pilsen Redevelopment Series 2004B 06/01/22	6.750%	1,225,000	1,276,573
County of Cook Unlimited General Obligation Refunding Bonds Series 2011A 11/15/19	5.000%	5,000,000	6,124,500

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Du Page County Special Service Area No. 31 Special Tax Bonds Monarch Landing Project Series 2006 03/01/36	5.625%	750,000	755,348
Illinois Finance Authority Refunding Revenue Bonds Chicago Charter School Project Series 2007 12/01/36	5.000%	1,750,000	1,814,785
Uno Charter School Network, Inc. Project Series 2011A 10/01/31	6.875%	2,500,000	2,910,425
Revenue Bonds CHF-Normal LLC-Illinois State University Series 2011 04/01/43	7.000%	3,450,000	4,112,538
Columbia College Series 2007 (NPFGC) 12/01/37	5.000%	5,000,000	5,275,700
OSF Healthcare System Series 2012-A 05/15/22	5.000%	2,000,000	2,398,220
Provena Health Series 2009A 08/15/34	7.750%	4,000,000	5,420,480
Riverside Health System Series 2009 11/15/35	6.250%	3,000,000	3,558,450
Series 2003A 11/15/32	7.000%	1,000,000	1,013,220
Silver Cross & Medical Centers Series 2009 08/15/44	7.000%	5,000,000	6,074,600
Smith Village Project Series 2005A 11/15/35	6.250%	2,750,000	2,839,622
Illinois Finance Authority(a) Revenue Bonds People's Gas Light & Coke Co. Series 2003 (AMBAC) AMT 11/01/38	4.875%	2,500,000	2,581,500
Illinois Finance Authority(d) Revenue Bonds Leafs Hockey Club Project Series 2007A 03/01/37	6.000%	1,000,000	326,850
Metropolitan Pier & Exposition Authority Refunding Revenue Bonds McCormick Series 2010B-2 06/15/50	5.000%	5,000,000	5,570,400

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia High Yield Municipal Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Plano Special Service Area No. 4 Special Tax Bonds Lakewood Springs Project Unit 5 Series 2005 B 03/01/35	6.000%	2,922,000	3,021,143
Railsplitter Tobacco Settlement Authority Revenue Bonds Series 2010 06/01/28	6.000%	5,000,000	6,152,150
Southwestern Illinois Development Authority Revenue Bonds Anderson Hospital Series 2006 08/15/26	5.125%	1,245,000	1,286,197
State of Illinois Unlimited General Obligation Bonds Series 2012 03/01/20	5.000%	1,250,000	1,479,587
Unlimited General Obligation Refunding Bonds Series 2010 01/01/20	5.000%	2,650,000	3,128,616
Series 2012 08/01/21	5.000%	2,500,000	2,988,850
08/01/23	5.000%	2,500,000	3,000,350
Village of Annawan Tax Allocation Bonds Patriot Renewable Fuels LLC Project Series 2007 01/01/18	5.625%	3,905,000	3,603,339
Village of Bolingbrook Sales Tax Revenue Bonds Series 2005(d) 01/01/24	6.250%	1,500,000	1,069,365
Village of Hillside Tax Allocation Bonds Senior Lien-Mannheim Redevelopment Project Series 2008 01/01/28	7.000%	2,500,000	2,547,200
Village of Lincolnshire Special Tax Bonds Sedgebrook Project Series 2004 03/01/34	6.250%	731,000	747,301
Village of Rosemont Tax Allocation Bonds River Road Hotel Partners Project Series 2007 12/30/23	5.100%	2,600,000	2,344,030
Volo Village Special Service Area No. 3 Special Tax Bonds Symphony Meadows Project Series 2006-1 03/01/36	6.000%	3,709,000	3,352,380
Total			91,791,160

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Indiana 0.3%
City of Portage Tax Allocation Bonds Ameriplex Project Series 2006 07/15/23	5.000%	700,000	740,320
Indiana Health & Educational Facilities Financing Authority Revenue Bonds Baptist Homes of Indiana Series 2005 11/15/35	5.250%	2,750,000	2,860,523
Total			3,600,843
Iowa 0.9%
City of Marion Refunding Revenue Bonds 1st Mortgage Series 2003 01/01/29	8.000%	229,000	238,485
Iowa Finance Authority Revenue Bonds Care Initiatives Project Series 1998B 07/01/18	5.750%	445,000	446,197
07/01/28	5.750%	1,475,000	1,477,640
Deerfield Retirement Community, Inc. Series 2007A 11/15/15	5.000%	2,210,000	2,180,143
11/15/27	5.500%	1,135,000	1,047,821
11/15/37	5.500%	750,000	657,968
Iowa Student Loan Liquidity Corp. Revenue Bonds Senior Series 2011A-2 AMT(a) 12/01/30	5.850%	2,500,000	2,877,675
Total			8,925,929
Kansas 1.7%
City of Lenexa Revenue Bonds Lakeview Village, Inc. Project Series 2009 05/15/29	7.125%	500,000	574,955
05/15/39	7.250%	1,500,000	1,705,530
City of Manhattan Revenue Bonds Meadowlark Hills Retirement Series 2007A 05/15/24	5.000%	3,000,000	3,086,760
05/15/29	5.000%	2,680,000	2,722,719

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia High Yield Municipal Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Wichita Airport Authority Special Revenue Bonds Cessna Citation Service Center Series 2002A AMT(a) 06/15/32	6.250%	1,875,000	1,901,438
Wyandotte County-Kansas City Unified Government Refunding Revenue Bonds Sales Tax-2nd Lien-Area B Series 2005 12/01/20	5.000%	1,165,000	1,165,140
Revenue Bonds Legends Village West Project Series 2006 10/01/28	4.875%	6,245,000	6,253,243
Total			17,409,785
Kentucky 0.2%
Kentucky Economic Development Finance Authority Refunding Revenue Bonds 1st Mortgage-AHF/KY-IA, Inc. Project Series 2003 01/01/29	8.000%	718,000	747,740
Revenue Bonds Louisville Arena Subordinated Series 2008A-1 (AGM) 12/01/38	6.000%	1,150,000	1,292,163
Total			2,039,903
Louisiana 2.0%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds Westlake Chemical Corp. Series 2010A-2 11/01/35	6.500%	5,000,000	5,893,150
Louisiana Public Facilities Authority Revenue Bonds Progressive Healthcare Series 1998(d) 10/01/28	6.375%	2,000,000	1,999,860
New Orleans Aviation Board Revenue Bonds Consolidated Rental Car Series 2009A 01/01/40	6.500%	5,000,000	5,744,750
Parish of St. Charles Revenue Bonds Valero Energy Corp. Series 2010 12/01/40	4.000%	1,400,000	1,554,126

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Parish of St. John the Baptist Revenue Bonds Marathon Oil Corp. Series 2007A 06/01/37	5.125%	5,000,000	5,387,600
Total			20,579,486
Maryland 0.6%
City of Westminster Revenue Bonds Carroll Lutheran Village Series 2004A 05/01/34	6.250%	1,750,000	1,768,427
Maryland Economic Development Corp. Refunding Revenue Bonds CNX Marine Terminals, Inc. Series 2010 09/01/25	5.750%	1,000,000	1,102,290
Revenue Bonds University of Maryland-College Park Projects Series 2008 06/01/43	5.875%	2,735,000	3,001,608
Total			5,872,325
Massachusetts 2.8%
Massachusetts Development Finance Agency Refunding Revenue Bonds 1st Mortgage-VOA Concord Series 2007 11/01/41	5.200%	1,000,000	986,990
Revenue Bonds Foxborough Regional Charter School Series 2010A 07/01/42	7.000%	4,200,000	5,014,212
Linden Ponds, Inc. Facility Series 2011A-1 11/15/31	6.250%	2,112,442	1,693,735
11/15/39	6.250%	634,649	481,762
11/15/46	6.250%	2,502,917	1,852,134
Series 2011A-2 11/15/46	5.500%	279,667	177,362
Massachusetts Development Finance Agency(d) Revenue Bonds Groves-Lincoln Series 2009A 06/01/44	7.875%	1,500,000	705,000
Series 2009B-1 06/01/16	7.250%	3,500,000	1,645,000
Health Care Facility-Alliance Series 1999A 07/01/32	7.100%	2,035,000	2,036,282

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia High Yield Municipal Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts Development Finance Agency(d)(f) Revenue Bonds Linden Ponds, Inc. Facility Series 2011B 11/15/56	0.000%	1,391,019	7,372
Massachusetts Educational Financing Authority(a) Revenue Bonds Series 2008H (AGM) AMT 01/01/30	6.350%	2,765,000	3,134,653
Series 2012J AMT 07/01/21	5.000%	3,000,000	3,388,230
Massachusetts Health & Educational Facilities Authority Prerefunded 12/15/12 Revenue Bonds Civic Investments Series 2002A 12/15/15	9.000%	900,000	921,267
Revenue Bonds Boston Medical Center Project Series 2008 07/01/38	5.250%	5,000,000	5,338,300
Milford Regional Medical Series 2007E 07/15/32	5.000%	1,250,000	1,282,587
Total			28,664,886
Michigan 3.3%
City of Detroit Sewage Disposal System Refunding Revenue Bonds Senior Lien Series 2012A 07/01/23	5.000%	3,025,000	3,395,714
07/01/39	5.250%	1,375,000	1,531,544
County of Wayne Limited General Obligation Bonds Building Improvement Series 2009A 11/01/39	6.750%	4,805,000	5,656,446
Michigan Finance Authority Revenue Bonds School District Series 2012 06/01/20	5.000%	1,400,000	1,633,926
Michigan State Hospital Finance Authority Refunding Revenue Bonds Henry Ford Health System Series 2006A 11/15/46	5.250%	3,000,000	3,208,470
Oakwood Obligation Group Series 2007A 07/15/37	5.000%	5,000,000	5,321,900

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Michigan Strategic Fund Refunding Revenue Bonds Michigan Sugar Co.-Carollton Series 1998C AMT(a)(d) 11/01/25	6.550%	1,500,000	1,472,280
Michigan Tobacco Settlement Finance Authority Revenue Bonds Senior Series 2007A 06/01/34	6.000%	1,000,000	912,380
06/01/48	6.000%	11,000,000	9,975,130
Summit Academy North Refunding Revenue Bonds Series 2005 11/01/35	5.500%	750,000	729,967
Total			33,837,757
Minnesota 1.7%
City of Anoka Revenue Bonds Homestead Anoka, Inc. Project Series 2011A 11/01/46	7.000%	4,070,000	4,440,248
City of Columbia Heights Refunding Revenue Bonds Crest View Corp. Projects Series 2007A 07/01/27	5.550%	1,000,000	811,950
07/01/42	5.700%	2,000,000	1,495,560
City of Eveleth Refunding Revenue Bonds Arrowhead Senior Living Community Series 2007 10/01/27	5.200%	2,375,000	2,399,463
City of Minneapolis Revenue Bonds Riverton Community Housing Project Series 2006A 08/01/40	5.700%	1,600,000	1,605,376
Minneapolis & St Paul Housing & Redevelopment Authority Revenue Bonds HealthPartners Obligation Group Project Series 2003 12/01/29	5.875%	400,000	415,012
Minneapolis/St Paul Housing Finance Board Revenue Bonds Mortgage-Backed Securities Program-Cityliving Series 2006A-2 (GNMA/FNMA) AMT(a) 12/01/38	5.000%	42,952	44,554

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia High Yield Municipal Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
St. Paul Housing & Redevelopment Authority Revenue Bonds Healtheast Project Series 2005 11/15/30	6.000%	4,000,000	4,246,280
11/15/35	6.000%	2,000,000	2,111,660
Total			17,570,103
Mississippi 0.5%
County of Lowndes Refunding Revenue Bonds Weyerhaeuser Co. Project Series 1992A 04/01/22	6.800%	1,995,000	2,381,830
Series 1992B 04/01/22	6.700%	230,000	271,867
County of Warren Revenue Bonds International Paper Co. Series 2008A 09/01/32	6.500%	2,000,000	2,321,360
Rankin County Five Lakes Utility District Series 1994(d) 07/15/37	7.000%	250,000	249,998
Total			5,225,055
Missouri 3.5%
Cape Girardeau County Industrial Development Authority Revenue Bonds Southeast Missouri Hospital Association Series 2007 06/01/27	5.000%	1,800,000	1,884,834
City of Fenton Refunding Tax Allocation Bonds Gravois Bluffs Redevelopment Project Series 2006 04/01/21	4.500%	150,000	154,034
City of Kansas City Tax Allocation Bonds Kansas City-Maincor Project Series 2007A 03/01/18	5.250%	1,000,000	1,061,060
Shoal Creek Parkway Project Series 2011 06/01/25	6.500%	3,100,000	3,241,639
City of Manchester Refunding Tax Allocation Bonds Highway 141/Manchester Road Project Series 2010 11/01/39	6.875%	5,000,000	5,456,950

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Riverside Tax Allocation Bonds L-385 Levee Project Series 2004 05/01/20	5.250%	1,275,000	1,355,554
Grundy County Industrial Development Authority Revenue Bonds Wright Memorial Hospital Series 2009 09/01/34	6.750%	2,250,000	2,579,850
Kirkwood Industrial Development Authority Revenue Bonds Aberdeen Heights Series 2010A 05/15/45	8.250%	4,500,000	5,454,135
Saline County Industrial Development Authority Revenue Bonds John Fitzgibbon Memorial Hospital, Inc. Series 2005 12/01/35	5.625%	5,485,000	5,620,918
St. Louis County Industrial Development Authority Refunding Revenue Bonds Ranken Jordan Project Series 2007 11/15/35	5.000%	1,300,000	1,319,071
Revenue Bonds St. Andrews Residence for Seniors Series 2007A 12/01/26	6.250%	2,000,000	2,145,060
12/01/41	6.375%	3,000,000	3,172,770
St. Louis County Industrial Development Authority(f) Revenue Bonds Convention Center Hotel Series 2000 (AMBAC) 07/15/18	0.000%	3,000,000	2,490,030
Total			35,935,905
Montana 0.1%
Montana Facility Finance Authority Revenue Bonds Senior Living-St. John's Lutheran Series 2006A 05/15/36	6.125%	1,000,000	1,041,010
Nebraska 0.5%
Central Plains Energy Project Revenue Bonds Project #3 Series 2012 09/01/42	5.000%	5,000,000	5,558,550

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia High Yield Municipal Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Nevada 0.5%
City of Sparks Senior Sales Tax Anticipation Revenue Bonds Series 2008A(b) 06/15/28	6.750%	5,000,000	5,191,100
New Hampshire —%
New Hampshire Business Finance Authority Revenue Bonds Pennichuck Water Works, Inc. Project Series 1988 Escrowed to Maturity AMT(a) 07/01/18	7.500%	180,000	212,029
New Jersey 2.0%
Middlesex County Improvement Authority(d)(e) Revenue Bonds Heldrich Center Hotel Series 2005C 01/01/37	8.750%	1,250,000	93,063
Subordinated Revenue Bonds Heldrich Center Hotel Series 2005B 01/01/25	6.125%	2,750,000	204,737
01/01/37	6.250%	6,450,000	480,202
New Jersey Economic Development Authority Prerefunded 06/15/14 Revenue Bonds Cigarette Tax Series 2004 06/15/29	5.750%	1,000,000	1,083,290
Refunding Revenue Bonds Seabrook Village, Inc. Facility Series 2006 11/15/36	5.250%	2,250,000	2,315,025
Revenue Bonds 1st Mortgage-Seashore Gardens Project Series 2006 11/01/26	5.300%	500,000	505,365
New Jersey Economic Development Authority(a) Refunding Revenue Bonds Series 2006B AMT 01/01/37	6.875%	4,000,000	4,085,160
Revenue Bonds Continental Airlines, Inc. Project Series 2003 AMT 06/01/33	9.000%	1,000,000	1,034,460
UMM Energy Partners Series 2012A AMT 06/15/43	5.125%	2,000,000	2,109,720
New Jersey Health Care Facilities Financing Authority Revenue Bonds St. Josephs Healthcare System Series 2008 07/01/18	6.000%	2,000,000	2,340,060

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
St. Josephs Healthcare Systems Series 2008 07/01/38	6.625%	3,000,000	3,473,490
Tobacco Settlement Financing Corp. Prerefunded 06/01/13 Revenue Bonds Series 2003 06/01/39	6.750%	2,000,000	2,065,560
Tobacco Settlement Financing Corp.(f) Revenue Bonds Capital Appreciation Series 2007-1C 06/01/41	0.000%	7,500,000	361,875
Total			20,152,007
New York 3.1%
Broome County Industrial Development Agency Revenue Bonds Good Shepard Village Series 2008A 07/01/40	6.875%	4,000,000	4,225,800
County of Rockland General Obligation Limited Notes BAN Series 2012B 06/06/13	4.000%	1,250,000	1,255,775
Huntington Housing Authority Revenue Bonds Gurwin Jewish Senior Residences Series 1999A 05/01/19	5.875%	1,435,000	1,437,568
05/01/29	6.000%	625,000	625,750
Nassau County Tobacco Settlement Corp. Asset-Backed Revenue Bonds Capital Appreciation Third Series 2006D(f) 06/01/60	0.000%	25,000,000	156,750
New York State Dormitory Authority Revenue Bonds NYU Hospital Center Series 2007B 07/01/37	5.625%	2,000,000	2,219,700
Series 2011A 07/01/40	6.000%	1,000,000	1,201,410
The New School Series 2010 07/01/50	6.000%	5,000,000	6,101,850
Port Authority of New York & New Jersey Revenue Bonds JFK International Air Terminal Series 2010 12/01/42	6.000%	1,350,000	1,610,820

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia High Yield Municipal Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Port Authority of New York & New Jersey(a) Revenue Bonds 5th Installment-Special Project Series 1996-4 AMT 10/01/19	6.750%	120,000	120,006
Seneca County Industrial Development Agency Revenue Bonds Seneca Meadows, Inc. Project Series 2005 AMT(a) 10/01/35	6.625%	5,000,000	5,061,900
Suffolk County Industrial Development Agency Revenue Bonds Gurwin Jewish-Phase II Series 2004 05/01/39	6.700%	475,000	495,539
Triborough Bridge & Tunnel Authority Refunding Revenue Bonds General Series 2012B(f) 11/15/32	0.000%	13,185,000	7,038,285
Total			31,551,153
North Carolina 1.5%
Charlotte-Mecklenburg Hospital Authority Refunding Revenue Bonds Carolinas HealthCare System Group Series 2008A 01/15/24	5.250%	5,000,000	5,753,500
Durham Housing Authority Revenue Bonds Series 2005 AMT(a)(b)(d) 02/01/38	5.650%	3,182,213	3,261,164
North Carolina Eastern Municipal Power Agency Revenue Bonds Series 1991A Escrowed to Maturity 01/01/18	6.500%	3,320,000	4,270,881
North Carolina Medical Care Commission Revenue Bonds Health Care Housing Arc Projects Series 2004A 10/01/34	5.800%	1,550,000	1,637,854
Total			14,923,399
North Dakota 0.3%
City of Fargo Revenue Bonds Sanford Series 2011 11/01/31	6.250%	2,500,000	3,162,975

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Ohio 1.6%
American Municipal Power, Inc. Revenue Bonds AMP Fremont Energy Center Project Series 2012 02/15/21	5.000%	1,300,000	1,615,965
Buckeye Tobacco Settlement Financing Authority Asset-Backed Revenue Bonds Senior Turbo Series 2007A-2 06/01/24	5.125%	7,000,000	6,296,920
Cleveland-Cuyahoga County Port Authority Revenue Bonds Fairmount Montessori Association Series 2005B (Fifth Third Bank) 05/15/25	5.125%	615,000	628,376
County of Lucas Improvement Refunding Revenue Bonds Lutheran Homes Series 2010A 11/01/45	7.000%	5,000,000	5,728,000
Hickory Chase Community Authority Revenue Bonds Hickory Chase Project Series 2008(d)(e) 12/01/38	7.000%	2,300,000	1,265,046
Summit County Port Authority Revenue Bonds Seville Projects Series 2005A 05/15/25	5.100%	385,000	387,287
Total			15,921,594
Oklahoma 0.5%
Oklahoma County Finance Authority Revenue Bonds Sail Associates LLC Series 2007 AMT (Bank of the West)(a) 12/01/41	5.250%	1,475,000	1,575,639
Oklahoma Development Finance Authority Refunding Revenue Bonds Inverness Village Community Series 2012 01/01/32	6.000%	3,000,000	3,313,590
Total			4,889,229
Oregon 1.1%
City of Forest Grove Revenue Bonds Campus Improvement-Pacific University Project Series 2009 05/01/39	6.375%	2,000,000	2,090,200

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia High Yield Municipal Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Oak Tree Foundation Project Series 2007 03/01/37	5.500%	2,900,000	2,983,752
Cow Creek Band of Umpqua Tribe of Indians Revenue Bonds Series 2006C(b)(c) 10/01/26	5.625%	1,700,000	1,594,158
Warm Springs Reservation Confederated Tribe Revenue Bonds Pelton Round Butte Tribal Series 2009B(c) 11/01/33	6.375%	2,410,000	2,553,443
Western Generation Agency Revenue Bonds Wauna Cogeneration Project Series 2006A 01/01/20	5.000%	2,235,000	2,256,188
Total			11,477,741
Pennsylvania 3.4%
Allegheny County Hospital Development Authority Revenue Bonds Health System-West Pennsylvania Series 2007A 11/15/40	5.375%	4,500,000	3,037,455
Bucks County Industrial Development Authority Revenue Bonds Ann's Choice, Inc. Facility Series 2005A 01/01/35	6.250%	1,750,000	1,769,145
Chartiers Valley Industrial & Commercial Development Authority Refunding Revenue Bonds Asbury Health Center 12/01/24	6.375%	750,000	751,275
Chester County Industrial Development Authority 1st Mortgage RHA/Pennsylvania Nursing Home Series 2002(d) 05/01/32	8.500%	355,000	363,708
Dauphin County Industrial Development Authority Revenue Bonds Dauphin Consolidated Water Supply Series 1992A AMT(a) 06/01/24	6.900%	3,200,000	4,272,928
Montgomery County Industrial Development Authority Revenue Bonds Whitemarsh Community Project Series 2008 02/01/36	7.000%	2,000,000	2,159,280
Whitemarsh Continuing Care Series 2005 02/01/28	6.125%	1,400,000	1,434,202
02/01/35	6.250%	1,350,000	1,379,443
Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pennsylvania Economic Development Financing Authority Revenue Bonds Allegheny Energy Supply Co. Series 2009 07/15/39	7.000%	4,000,000	4,842,280
Philadelphia Biosolids Facility Series 2009 01/01/32	6.250%	3,375,000	3,939,064
Pennsylvania Higher Educational Facilities Authority Revenue Bonds Edinboro University Foundation Series 2010 07/01/30	5.800%	2,500,000	2,830,275
Shippensburg University Series 2011 10/01/43	6.250%	2,000,000	2,356,520
Pennsylvania Industrial Development Authority Prerefunded 07/01/18 Revenue Bonds Economic Development Series 2008 07/01/23	5.500%	295,000	370,783
Refunding Revenue Bonds Economic Development Series 2008 07/01/23	5.500%	2,060,000	2,505,228
Philadelphia Redevelopment Authority Revenue Bonds Transformation Initiative Series 2012 04/15/21	5.000%	2,000,000	2,437,140
Total			34,448,726
Puerto Rico 0.4%
Puerto Rico Industrial Tourist Educational, Medical & Environmental Control Facilities Financing Authority Revenue Bonds AES Puerto Rico Project Series 2000 AMT(a)(c) 06/01/26	6.625%	3,820,000	3,835,738
South Carolina 1.3%
Laurens County School District No. 055 Revenue Bonds Series 2005 12/01/30	5.250%	1,300,000	1,370,005
South Carolina Jobs-Economic Development Authority Refunding Revenue Bonds 1st Mortgage-Lutheran Homes Series 2007 05/01/21	5.375%	1,000,000	1,060,560
05/01/28	5.500%	2,300,000	2,400,510
1st Mortgage-Wesley Commons Series 2006 10/01/36	5.300%	3,000,000	3,020,250

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia High Yield Municipal Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds Kershaw County Medical Center Project Series 2008 09/15/38	6.000%	5,050,000	5,683,825
Total			13,535,150
South Dakota 0.2%
South Dakota Economic Development Finance Authority Revenue Bonds Pooled Loan Program-Davis Family Series 2004-4A AMT(a) 04/01/29	6.000%	1,400,000	1,452,290
South Dakota Health & Educational Facilities Authority Revenue Bonds Avera Health Series 2012A 07/01/42	5.000%	600,000	669,528
Total			2,121,818
Tennessee 0.1%
Shelby County Health Educational & Housing Facilities Board Prerefunded 12/01/13 Revenue Bonds Germantown Village Series 2003A 12/01/34	7.250%	675,000	690,606
Prerefunded 12/01/16 Revenue Bonds Germantown Village Series 2006 12/01/34	6.250%	475,000	498,669
Total			1,189,275
Texas 7.7%
Abilene Health Facilities Development Corp. Revenue Bonds Sears Methodist Retirement System Series 1998A 11/15/25	5.900%	1,300,000	930,527
Series 2003A 11/15/33	7.000%	800,000	573,400
Capital Area Cultural Education Facilities Finance Corp. Revenue Bonds Roman Catholic Diocese Series 2005B 04/01/45	6.125%	5,000,000	5,618,750
Central Texas Regional Mobility Authority Revenue Bonds Subordinated Lien Series 2011 01/01/41	6.750%	5,000,000	5,903,850

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Houston Airport System(a) Refunding Revenue Bonds Special Facilities Continental Series 2011A AMT 07/15/38	6.625%	4,000,000	4,468,400
Subordinate Lien Series 2012A AMT 07/01/25	5.000%	5,000,000	5,988,900
Dallas County Flood Control District No. 1 Unlimited General Obligation Refunding Bonds Series 2002 04/01/32	7.250%	1,000,000	1,013,200
Dallas-Fort Worth International Airport Refunding Revenue Bonds Series 2012-F AMT(a) 11/01/21	5.000%	2,000,000	2,397,660
Deaf Smith County Hospital District Limited General Obligation Bonds Series 2010A 03/01/40	6.500%	4,000,000	4,670,440
El Paso County Housing Finance Corp.(d) Subordinated Revenue Bonds American Village Communities Projects Series 2000C 12/01/32	8.000%	525,000	525,389
Series 2000D 12/01/32	10.000%	635,000	635,406
Gulf Coast Industrial Development Authority Revenue Bonds Citgo Petroleum Project Series 1998 AMT(a) 04/01/28	8.000%	875,000	876,584
HFDC of Central Texas, Inc. Revenue Bonds Sears Tyler Methodist Series 2009A 11/15/44	7.750%	4,000,000	2,978,920
Series 2006A 11/01/36	5.750%	5,000,000	5,126,400
Houston Health Facilities Development Corp. Revenue Bonds Buckingham Senior Living Community Series 2004A 02/15/34	7.125%	1,000,000	1,089,740
La Vernia Higher Education Finance Corp. Revenue Bonds Kipp, Inc. Series 2009A 08/15/29	6.000%	1,000,000	1,160,580
08/15/39	6.250%	1,500,000	1,764,240

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia High Yield Municipal Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Mission Economic Development Corp Revenue Bonds Dallas Clean Energy McCommas Series 2011 AMT(a) 12/01/24	6.875%	5,000,000	5,411,350
North Texas Tollway Authority Refunding Revenue Bonds Toll 2nd Tier Series 2008F 01/01/38	5.750%	2,645,000	2,981,682
Revenue Bonds 1st Tier Series 2009A 01/01/39	6.250%	1,500,000	1,759,275
Pharr Higher Education Finance Authority Revenue Bonds Idea Public Schools Series 2009A 08/15/39	6.500%	3,000,000	3,427,770
Sanger Industrial Development Corp. Revenue Bonds Texas Pellets Project Series 2012B AMT(a) 07/01/38	8.000%	5,000,000	5,333,650
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds Air Force Village Series 2009 11/15/44	6.375%	4,250,000	4,786,265
CC Young Memorial Home Series 2009A 02/15/38	8.000%	4,000,000	4,491,880
Texas Municipal Gas Acquisition & Supply Corp. III(h) Revenue Bonds Series 2012 12/15/21	5.000%	3,500,000	4,087,230
12/15/32	5.000%	1,250,000	1,384,250
Total			79,385,738
Vermont 0.1%
Vermont Educational & Health Buildings Financing Agency Prerefunded 01/01/14 Revenue Bonds Vermont Law School Project Series 2003A 01/01/33	5.500%	500,000	527,605
Virgin Islands 0.9%
Virgin Islands Public Finance Authority Revenue Bonds Matching Fund Loan Notes Series 2012-A(c) 10/01/32	5.000%	3,785,000	4,250,517

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Virgin Islands Water & Power Authority Refunding Revenue Bonds Series 2012A(c) 07/01/21	4.000%	5,000,000	5,176,550
Total			9,427,067
Virginia 2.3%
City of Chesapeake Expressway Toll Road Refunding Revenue Bonds Transportation System Series 2012(f) 07/15/40	0.000%	4,000,000	2,554,640
Mosaic District Community Development Authority Special Assessment Bonds Series 2011A 03/01/36	6.875%	2,500,000	2,875,550
Tobacco Settlement Financing Corp. Revenue Bonds Senior Series 2007-B1 06/01/47	5.000%	19,000,000	15,097,780
Virginia Small Business Financing Authority Revenue Bonds Hampton Roads Proton Series 2009B 07/01/19	8.000%	2,635,000	2,892,097
Total			23,420,067
Washington 0.6%
Greater Wenatchee Regional Events Center Public Facilities District Revenue Bonds Series 2012-A 09/01/42	5.500%	2,150,000	2,177,327
Port of Seattle Industrial Development Corp. Refunding Revenue Bonds Special Facilities Delta Air Lines Series 2012 A.M.T.(a) 04/01/30	5.000%	2,500,000	2,530,650
Seattle Housing Authority Revenue Bonds Capital Fund Program-High Rise Rehab Series 2005I (AGM) AMT(a) 11/01/25	5.000%	1,000,000	1,069,120
Total			5,777,097
West Virginia 0.1%
West Virginia Economic Development Authority Revenue Bonds Appalachian Power Co.-Amos Project Series 2011A AMT(a) 01/01/41	2.250%	1,250,000	1,261,675

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia High Yield Municipal Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Wisconsin 1.2%
Wisconsin Health & Educational Facilities Authority Refunding Revenue Bonds Clement Manor, Inc. Series 1998 08/15/24	5.750%	2,152,000	2,153,894
Revenue Bonds Fort Healthcare, Inc. Project Series 2004 05/01/34	6.100%	1,965,000	2,081,348
Medical College of Wisconsin Series 2008A 12/01/35	5.250%	5,000,000	5,538,500
St. John's Community, Inc. Series 2009A 09/15/39	7.625%	1,750,000	2,062,882
Total			11,836,624
Wyoming 0.3%
County of Campbell Pollution Control Refunding Revenue Bonds Black Hills Power, Inc. Project Series 2004 10/01/24	5.350%	3,250,000	3,406,715
Total Municipal Bonds (Cost: $827,993,052)			900,410,312

Municipal Preferred Stocks 0.1%

Maryland 0.1%
Munimae TE Bond Subsidiary LLC(a)(b)(d) 06/30/49	5.800%	1,000,000	710,030
Total Municipal Preferred Stocks (Cost: $1,000,000)			710,030

Floating Rate Notes 4.0%

Issue Description	Effective Yield	Amount Payable at Maturity ($)	Value ($)
California 0.3%
California Health Facilities Finance Authority Revenue Bonds Adventist Health System West VRDN Series 2009-B (U.S. Bank)(i)(j) 09/01/38	0.080%	3,700,000	3,700,000

Floating Rate Notes (continued)

Issue Description	Effective Yield	Amount Payable at Maturity ($)	Value ($)
Louisiana 0.4%
Louisiana Public Facilities Authority Revenue Bonds Dynamic Fuels LLC Project VRDN Series 2008 (JPMorgan Chase Bank)(i)(j) 10/01/33	0.120%	4,550,000	4,550,000
Nebraska 1.0%
Nebraska Educational Finance Authority Refunding Revenue Bonds Creighton University Projects VRDN Series 2008 (JPMorgan Chase Bank)(i)(j) 07/01/35	0.120%	10,000,000	10,000,000
Nevada 0.5%
Las Vegas Valley Water District Limited General Obligation Bonds Water Improvement VRDN Series 2006C (Dexia Credit Local)(i)(j) 06/01/36	0.160%	5,000,000	5,000,000
New Hampshire 0.5%
New Hampshire Health & Education Facilities Authority Revenue Bonds University System New Hampshire VRDN Series 2005-A1(i) 07/01/35	0.120%	5,000,000	5,000,000
New York 0.6%
Triborough Bridge & Tunnel Authority Revenue Bonds VRDN Series 2003B-3 (U.S. Bank)(i)(j) 01/01/33	0.090%	6,000,000	6,000,000
Virginia 0.7%
Albermarle County Economic Development Authority Revenue Bonds Martha Jefferson Hospital VRDN Series 2008D(i) 10/01/48	0.100%	7,100,000	7,100,000
Total Floating Rate Notes (Cost: $41,350,000)			41,350,000

Municipal Short Term 1.4%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Kentucky 0.5%
Louisville & Jefferson County Metropolitan Sewer District Revenue Notes Subordinated Series 2012-A BAN(h) 12/04/13	2.000%	5,000,000	5,075,300

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia High Yield Municipal Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Municipal Short Term (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Jersey 0.3%
City of Newark Unlimited General Obligation Notes TAN Series 2012A 02/20/13	2.400%	3,500,000	3,501,925
New York 0.6%
County of Rockland General Obligation Limited Notes Series 2012-C RAN 09/24/13	2.500%	1,000,000	1,004,250
Limited General Obligation Notes TAN Series 2012 03/06/13	2.500%	5,000,000	5,009,200
Total			6,013,450
Total Municipal Short Term (Cost: $14,583,211)			14,590,675

Money Market Funds 6.5%

	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, 0.000%(k)	31,684,519	31,684,519
JPMorgan Municipal Money Market Fund, 0.000%(k)	35,376,633	35,376,633
Total Money Market Funds (Cost: $67,061,152)		67,061,152
Total Investments (Cost: $951,987,415)		1,024,122,169
Other Assets & Liabilities, Net		1,999,538
Total Net Assets		1,026,121,707

Notes to Portfolio of Investments

(a)  Income from this security may be subject to alternative minimum tax.

(b)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2012, the value of these securities amounted to $30,734,491 or 3.00% of net assets.

(c)  Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At November 30, 2012, the value of these securities amounted to $38,602,778 or 3.76% of net assets.

(d)  Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at November 30, 2012 was $31,404,096, representing 3.06% of net assets. Information concerning such security holdings at November 30, 2012 was as follows:

Security Description	Acquisition Dates	Cost ($)
Broward County Housing Finance Authority Revenue Bonds Chaves Lake Apartments Project Series 2000A AMT 07/01/40 7.500%	03/07/00 - 05/21/07	1,496,915
Cabazon Band Mission Indians Revenue Bonds Series 2004 10/01/11 13.000%	05/14/10	370,523
Cabazon Band Mission Indians Revenue Bonds Series 2004 10/01/15 8.375%	10/04/04 - 05/14/10	510,005
Cabazon Band Mission Indians Revenue Bonds Series 2004 10/01/19 8.750%	10/04/04 - 05/14/10	2,498,267
Cabazon Band Mission Indians Revenue Bonds Series 2010 10/01/20 8.375%	05/14/10	1,420,000

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia High Yield Municipal Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Notes to Portfolio of Investments (continued)

Security Description	Acquisition Dates	Cost ($)
California Municipal Finance Authority Revenue Bonds UTS Renewable Energy-Waste Water Series 2011 AMT 12/01/15 3.950%	12/22/11	1,415,000
California Municipal Finance Authority Revenue Bonds UTS Renewable Energy-Waste Water Series 2011 AMT 12/01/32 7.500%	12/22/11	1,925,000
California Statewide Communities Development Authority Revenue Bonds San Francisco Art Institute Series 2002 04/01/32 7.375%	07/05/02	250,000
Capital Trust Agency, Inc. Revenue Bonds Atlantic Housing Foundation Subordinated Series 2008B 07/15/32 7.000%	07/23/08	1,425,000
Chester County Industrial Development Authority 1st Mortgage RHA/Pennsylvania Nursing Home Series 2002 05/01/32 8.500%	05/01/02	330,932
City of Wilmington Revenue Bonds Housing-Electra Arms Senior Associates Project Series 1998 AMT 06/01/28 6.250%	10/08/98	743,923
Durham Housing Authority Revenue Bonds Series 2005 AMT 02/01/38 5.650%	12/18/06	3,182,213
El Paso County Housing Finance Corp. Subordinated Revenue Bonds American Village Communities Projects Series 2000C 12/01/32 8.000%	12/18/00	525,000
El Paso County Housing Finance Corp. Subordinated Revenue Bonds American Village Communities Projects Series 2000D 12/01/32 10.000%	12/18/00	635,000
Hickory Chase Community Authority Revenue Bonds Hickory Chase Project Series 2008 12/01/38 7.000%	04/23/08	2,300,000
Illinois Finance Authority Revenue Bonds Leafs Hockey Club Project Series 2007A 03/01/37 6.000%	02/14/07	973,708

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia High Yield Municipal Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Notes to Portfolio of Investments (continued)

Security Description	Acquisition Dates	Cost ($)
Louisiana Public Facilities Authority Revenue Bonds Progressive Healthcare Series 1998 10/01/28 6.375%	10/16/98	1,971,224
Mashantucket Western Pequot Tribe Revenue Bonds Subordinated Series 1999B 09/01/15 0.000%	01/09/04	1,507,523
Massachusetts Development Finance Agency Revenue Bonds Groves-Lincoln Series 2009A 06/01/44 7.875%	11/12/09	1,478,533
Massachusetts Development Finance Agency Revenue Bonds Groves-Lincoln Series 2009B-1 06/01/16 7.250%	11/12/09	3,500,000
Massachusetts Development Finance Agency Revenue Bonds Health Care Facility-Alliance Series 1999A 07/01/32 7.100%	09/02/99	2,024,068
Massachusetts Development Finance Agency Revenue Bonds Linden Ponds, Inc. Facility Series 2011B 11/15/56 0.000%	12/10/07 - 02/24/10	15,671
Michigan Strategic Fund Refunding Revenue Bonds Michigan Sugar Co.-Carollton Series 1998C AMT 11/01/25 6.550%	11/24/98	1,500,000
Middlesex County Improvement Authority Revenue Bonds Heldrich Center Hotel Series 2005C 01/01/37 8.750%	06/28/06	1,228,125
Middlesex County Improvement Authority Subordinated Revenue Bonds Heldrich Center Hotel Series 2005B 01/01/25 6.125%	10/01/09	508,750
Middlesex County Improvement Authority Subordinated Revenue Bonds Heldrich Center Hotel Series 2005B 01/01/37 6.250%	03/18/05 - 10/01/09	4,614,875
Middle Village Community Development District Special Assessment Bonds Series 2004A 05/01/35 6.000%	01/21/04	1,993,240

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia High Yield Municipal Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Notes to Portfolio of Investments (continued)

Security Description	Acquisition Dates	Cost ($)
Munimae TE Bond Subsidiary LLC 06/30/49 5.800%	10/14/04	1,000,000
Rankin County Five Lakes Utility District Series 1994 07/15/37 7.000%	10/02/07	250,000
Resolution Trust Corp. Pass-Through Certificates Series 1993A 12/01/16 8.500%	11/12/93	458,725
Village of Bolingbrook Sales Tax Revenue Bonds Series 2005 01/01/24 6.250%	12/14/05	1,366,412
West Villages Improvement District Special Assessment Bonds Unit of Development No. 3 Series 2006 05/01/37 5.500%	04/19/06 - 05/18/06	1,646,024
Westridge Community Development District Special Assessment Bonds Series 2005 05/01/37 5.800%	12/22/05	2,650,000

(e)  Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At November 30, 2012, the value of these securities amounted to $7,615,998, which represents 0.74% of net assets.

(f)  Zero coupon bond.

(g)  Variable rate security. The interest rate shown reflects the rate as of November 30, 2012.

(h)  Represents a security purchased on a when-issued or delayed delivery basis.

(i)  Interest rate varies to reflect current market conditions; rate shown is the effective rate on November 30, 2012.

(j)  The Fund is entitled to receive principal and interest from the guarantor after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity.

(k)  The rate shown is the seven-day current annualized yield at November 30, 2012.

Abbreviation Legend

AGM  Assured Guaranty Municipal Corporation

AMBAC  Ambac Assurance Corporation

AMT  Alternative Minimum Tax

BAN  Bond Anticipation Note

CHF  Collegiate Housing Foundation

FNMA  Federal National Mortgage Association

GNMA  Government National Mortgage Association

NPFGC  National Public Finance Guarantee Corporation

RAN  Revenue Anticipation Note

TAN  Tax Anticipation Note

VRDN  Variable Rate Demand Note

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia High Yield Municipal Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia High Yield Municipal Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at November 30, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	900,410,312	—	900,410,312
Total Bonds	—	900,410,312	—	900,410,312
Equity Securities
Municipal Preferred Stocks	—	710,030	—	710,030
Total Equity Securities	—	710,030	—	710,030
Short-Term Securities
Floating Rate Notes	—	41,350,000	—	41,350,000
Municipal Short Term	—	14,590,675	—	14,590,675
Total Short-Term Securities	—	55,940,675	—	55,940,675
Other
Money Market Funds	67,061,152	—	—	67,061,152
Total Other	67,061,152	—	—	67,061,152
Total	67,061,152	957,061,017	—	1,024,122,169

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia High Yield Municipal Fund

Statement of Assets and Liabilities

November 30, 2012 (Unaudited)

Assets
Investments, at value
(identified cost $951,987,415)	$1,024,122,169
Receivable for:
Investments sold	547,078
Capital shares sold	2,696,813
Dividends	1
Interest	14,303,750
Expense reimbursement due from Investment Manager	2,086
Prepaid expenses	59,195
Trustees' deferred compensation plan	65,021
Total assets	1,041,796,113
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	10,401,410
Capital shares purchased	1,682,127
Dividend distributions to shareholders	3,337,077
Investment management fees	13,149
Distribution and/or service fees	909
Transfer agent fees	143,398
Administration fees	1,886
Chief compliance officer expenses	331
Other expenses	29,098
Trustees' deferred compensation plan	65,021
Total liabilities	15,674,406
Net assets applicable to outstanding capital stock	$1,026,121,707
Represented by
Paid-in capital	$1,041,389,686
Undistributed net investment income	4,528,677
Accumulated net realized loss	(91,931,410)
Unrealized appreciation (depreciation) on:
Investments	72,134,754
Total — representing net assets applicable to outstanding capital stock	$1,026,121,707

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia High Yield Municipal Fund

Statement of Assets and Liabilities (continued)

November 30, 2012 (Unaudited)

Class A
Net assets	$101,944,934
Shares outstanding	9,381,028
Net asset value per share	$10.87
Maximum offering price per share(a)	$11.41
Class B
Net assets	$1,929,238
Shares outstanding	177,534
Net asset value per share	$10.87
Class C
Net assets	$13,900,235
Shares outstanding	1,279,191
Net asset value per share	$10.87
Class R5
Net assets	$2,529
Shares outstanding	233
Net asset value per share	$10.85
Class Z
Net assets	$908,344,771
Shares outstanding	83,575,235
Net asset value per share	$10.87

(a) The maximum offering price per share is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia High Yield Municipal Fund

Statement of Operations

Six Months Ended November 30, 2012 (Unaudited)

Net investment income
Income:
Dividends	$11,194
Interest	24,372,112
Total income	24,383,306
Expenses:
Investment management fees	2,288,219
Distribution and/or service fees
Class A	96,352
Class B	9,222
Class C	62,889
Transfer agent fees
Class A	88,157
Class B	1,775
Class C	12,112
Class Z	789,305
Administration fees	328,944
Compensation of board members	19,998
Custodian fees	4,788
Printing and postage fees	34,042
Registration fees	61,247
Professional fees	33,595
Chief compliance officer expenses	405
Other	13,396
Total expenses	3,844,446
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(670,730)
Fees waived by Distributor — Class C	(9,953)
Expense reductions	(860)
Total net expenses	3,162,903
Net investment income	21,220,403
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	(9,968,954)
Net realized loss	(9,968,954)
Net change in unrealized appreciation (depreciation) on:
Investments	44,104,803
Net change in unrealized appreciation (depreciation)	44,104,803
Net realized and unrealized gain	34,135,849
Net increase in net assets resulting from operations	$55,356,252

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia High Yield Municipal Fund

Statement of Changes in Net Assets

	Six Months Ended November 30, 2012(a) (Unaudited)	Year Ended May 31, 2012(b)	Year Ended June 30, 2011
Operations
Net investment income	$21,220,403	$37,166,346	$42,331,100
Net realized loss	(9,968,954)	(4,840,201)	(7,614,866)
Net change in unrealized appreciation (depreciation)	44,104,803	74,277,418	(9,701,549)
Net increase in net assets resulting from operations	55,356,252	106,603,563	25,014,685
Distributions to shareholders
Net investment income
Class A	(1,979,271)	(3,362,006)	(3,762,746)
Class B	(32,649)	(93,334)	(213,473)
Class C	(232,569)	(380,756)	(440,310)
Class R5	(6)	—	—
Class Z	(18,591,459)	(32,363,711)	(36,635,531)
Total distributions to shareholders	(20,835,954)	(36,199,807)	(41,052,060)
Increase (decrease) in net assets from capital stock activity	53,354,689	151,225,492	(32,194,792)
Total increase (decrease) in net assets	87,874,987	221,629,248	(48,232,167)
Net assets at beginning of period	938,246,720	716,617,472	764,849,639
Net assets at end of period	$1,026,121,707	$938,246,720	$716,617,472
Undistributed net investment income	$4,528,677	$4,144,228	$3,211,890

(a) Class R5 shares are for the period from November 8, 2012 (commencement of operations) to November 30, 2012.

(b) For the period from July 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from June 30 to May 31.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia High Yield Municipal Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended November 30, 2012(a) (Unaudited)		Year Ended May 31, 2012(b)		Year Ended June 30, 2011
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(c)	2,881,617	30,651,022	3,421,975	34,610,259	1,137,035	11,028,366
Distributions reinvested	147,731	1,576,759	206,541	2,083,885	187,768	1,805,692
Redemptions	(2,555,891)	(27,100,774)	(1,351,141)	(13,709,963)	(2,956,583)	(28,527,441)
Net increase (decrease)	473,457	5,127,007	2,277,375	22,984,181	(1,631,780)	(15,693,383)
Class B shares
Subscriptions	45,524	487,992	11,671	116,434	16,363	164,369
Distributions reinvested	1,464	15,624	4,199	42,087	8,469	81,838
Redemptions(c)	(73,586)	(784,612)	(129,615)	(1,285,280)	(320,806)	(3,058,590)
Net decrease	(26,598)	(280,996)	(113,745)	(1,126,759)	(295,974)	(2,812,383)
Class C shares
Subscriptions	209,648	2,227,558	422,422	4,279,116	252,510	2,460,215
Distributions reinvested	14,410	153,806	19,728	199,180	20,046	193,009
Redemptions	(138,769)	(1,475,820)	(134,415)	(1,351,969)	(337,433)	(3,210,904)
Net increase (decrease)	85,289	905,544	307,735	3,126,327	(64,877)	(557,680)
Class R5 shares
Subscriptions	232	2,500	—	—	—	—
Distributions reinvested	1	6	—	—	—	—
Net increase	233	2,506	—	—	—	—
Class Z shares
Subscriptions	11,384,016	121,292,591	25,571,720	259,607,470	17,348,274	168,309,034
Distributions reinvested	259,026	2,763,567	439,402	4,424,413	492,648	4,744,603
Redemptions	(7,181,991)	(76,455,530)	(13,684,041)	(137,790,140)	(19,542,118)	(186,184,983)
Net increase (decrease)	4,461,051	47,600,628	12,327,081	126,241,743	(1,701,196)	(13,131,346)
Total net increase (decrease)	4,993,432	53,354,689	14,798,446	151,225,492	(3,693,827)	(32,194,792)

(a) Class R5 shares are for the period from November 8, 2012 (commencement of operations) to November 30, 2012.

(b) For the period from July 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from June 30 to May 31.

(c) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia High Yield Municipal Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended November 30, 2012		Year Ended May 31,		Year Ended June 30,
Class A	(Unaudited)		2012(a)		2011		2010		2009		2008		2007
Per share data
Net asset value, beginning of period	$10.49		$9.60		$9.77		$8.79		$10.32		$11.33		$11.25
Income from investment operations:
Net investment income	0.22		0.45		0.53		0.52		0.53		0.52		0.51
Net realized and unrealized gain (loss)	0.38		0.88		(0.19)		0.97		(1.53)		(1.01)		0.08
Total from investment operations	0.60		1.33		0.34		1.49		(1.00)		(0.49)		0.59
Less distributions to shareholders:
Net investment income	(0.22)		(0.44)		(0.51)		(0.51)		(0.53)		(0.52)		(0.51)
Total distributions to shareholders	(0.22)		(0.44)		(0.51)		(0.51)		(0.53)		(0.52)		(0.51)
Net asset value, end of period	$10.87		$10.49		$9.60		$9.77		$8.79		$10.32		$11.33
Total return	5.76%		14.19%		3.63%		17.25%		(9.60%)		(4.39%)		5.23%
Ratios to average net assets(b)(c)
Total gross expenses	0.95	%(d)	0.96	%(d)	0.91%		0.85%		0.90%		0.95	%(e)	0.95	%(e)
Total net expenses(f)	0.82	%(d)(g)	0.80	%(d)(g)	0.85	%(g)	0.85	%(g)	0.90	%(g)	0.95	%(e)(g)	0.95	%(e)(g)
Net investment income	4.17	%(d)	4.92	%(d)	5.46%		5.44%		5.90%		4.84%		4.43%
Supplemental data
Net assets, end of period (in thousands)	$101,945		$93,456		$63,669		$80,691		$59,189		$74,593		$89,977
Portfolio turnover	5%		9%		23%		18%		26%		32%		27%

Notes to Financial Highlights

(a)  For the period from July 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from June 30 to May 31.

(b)  Certain line items from prior years have been reclassified to conform to the current presentation.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Ratios include interest and fee expense related to the participation in certain inverse floater programs. If interest and fee expense related to the participation in certain inverse floater programs had been excluded, expenses would have been lower by 0.05% and 0.07% for the years ended June 30, 2008 and June 30, 2007, respectively. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia High Yield Municipal Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2012		Year Ended May 31,		Year Ended June 30,
Class B	(Unaudited)		2012(a)		2011		2010		2009		2008		2007
Per share data
Net asset value, beginning of period	$10.49		$9.60		$9.77		$8.79		$10.32		$11.33		$11.25
Income from investment operations:
Net investment income	0.18		0.39		0.46		0.45		0.46		0.44		0.42
Net realized and unrealized gain (loss)	0.38		0.87		(0.19)		0.97		(1.53)		(1.01)		0.08
Total from investment operations	0.56		1.26		0.27		1.42		(1.07)		(0.57)		0.50
Less distributions to shareholders:
Net investment income	(0.18)		(0.37)		(0.44)		(0.44)		(0.46)		(0.44)		(0.42)
Total distributions to shareholders	(0.18)		(0.37)		(0.44)		(0.44)		(0.46)		(0.44)		(0.42)
Net asset value, end of period	$10.87		$10.49		$9.60		$9.77		$8.79		$10.32		$11.33
Total return	5.37%		13.41%		2.85%		16.39%		(10.27%)		(5.10%)		4.45%
Ratios to average net assets(b)(c)
Total gross expenses	1.70	%(d)	1.72	%(d)	1.65%		1.60%		1.65%		1.70	%(e)	1.70	%(e)
Total net expenses(f)	1.57	%(d)(g)	1.55	%(d)(g)	1.60	%(g)	1.60	%(g)	1.65	%(g)	1.70	%(e)(g)	1.70	%(e)(g)
Net investment income	3.42	%(d)	4.24	%(d)	4.69%		4.72%		5.13%		4.09%		3.68%
Supplemental data
Net assets, end of period (in thousands)	$1,929		$2,142		$3,052		$5,995		$8,392		$11,945		$17,407
Portfolio turnover	5%		9%		23%		18%		26%		32%		27%

Notes to Financial Highlights

(a)  For the period from July 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from June 30 to May 31.

(b)  Certain line items from prior years have been reclassified to conform to the current presentation.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Ratios include interest and fee expense related to the participation in certain inverse floater programs. If interest and fee expense related to the participation in certain inverse floater programs had been excluded, expenses would have been lower by 0.05% and 0.07% for the years ended June 30, 2008 and June 30, 2007, respectively. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia High Yield Municipal Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2012		Year Ended May 31,		Year Ended June 30,
Class C	(Unaudited)		2012(a)		2011		2010		2009		2008		2007
Per share data
Net asset value, beginning of period	$10.49		$9.60		$9.77		$8.79		$10.32		$11.33		$11.25
Income from investment operations:
Net investment income	0.19		0.40		0.48		0.46		0.48		0.46		0.44
Net realized and unrealized gain (loss)	0.38		0.88		(0.20)		0.97		(1.54)		(1.01)		0.08
Total from investment operations	0.57		1.28		0.28		1.43		(1.06)		(0.55)		0.52
Less distributions to shareholders:
Net investment income	(0.19)		(0.39)		(0.45)		(0.45)		(0.47)		(0.46)		(0.44)
Total distributions to shareholders	(0.19)		(0.39)		(0.45)		(0.45)		(0.47)		(0.46)		(0.44)
Net asset value, end of period	$10.87		$10.49		$9.60		$9.77		$8.79		$10.32		$11.33
Total return	5.45%		13.56%		3.01%		16.55%		(10.14%)		(4.96%)		4.61%
Ratios to average net assets(b)(c)
Total gross expenses	1.70	%(d)	1.71	%(d)	1.66%		1.60%		1.65%		1.70	%(e)	1.70	%(e)
Total net expenses(f)	1.42	%(d)(g)	1.40	%(d)(g)	1.45	%(g)	1.45	%(g)	1.50	%(g)	1.55	%(e)(g)	1.55	%(e)(g)
Net investment income	3.58	%(d)	4.30	%(d)	4.88%		4.85%		5.29%		4.24%		3.82%
Supplemental data
Net assets, end of period (in thousands)	$13,900		$12,525		$8,509		$9,288		$8,341		$11,090		$14,134
Portfolio turnover	5%		9%		23%		18%		26%		32%		27%

Notes to Financial Highlights

(a)  For the period from July 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from June 30 to May 31.

(b)  Certain line items from prior years have been reclassified to conform to the current presentation.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Ratios include interest and fee expense related to the participation in certain inverse floater programs. If interest and fee expense related to the participation in certain inverse floater programs had been excluded, expenses would have been lower by 0.05% and 0.07% for the years ended June 30, 2008 and June 30, 2007, respectively. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia High Yield Municipal Fund

Financial Highlights (continued)

Class R5	Six Months Ended November 30, 2012(a) (Unaudited)
Per share data
Net asset value, beginning of period	$10.75
Income from investment operations:
Net investment income	0.03
Net realized and unrealized gain	0.10
Total from investment operations	0.13
Less distributions to shareholders:
Net investment income	(0.03)
Total distributions to shareholders	(0.03)
Net asset value, end of period	$10.85
Total return	1.17%
Ratios to average net assets(b)
Total gross expenses	0.62	%(c)
Total net expenses(d)	0.60	%(c)(e)
Net investment income	4.19	%(c)
Supplemental data
Net assets, end of period (in thousands)	$3
Portfolio turnover	5%

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) to November 30, 2012.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia High Yield Municipal Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2012		Year Ended May 31,		Year Ended June 30,
Class Z	(Unaudited)		2012(a)		2011		2010		2009		2008		2007
Per share data
Net asset value, beginning of period	$10.49		$9.60		$9.77		$8.79		$10.32		$11.33		$11.25
Income from investment operations:
Net investment income	0.23		0.47		0.55		0.54		0.55		0.54		0.53
Net realized and unrealized gain (loss)	0.38		0.88		(0.19)		0.97		(1.54)		(1.01)		0.08
Total from investment operations	0.61		1.35		0.36		1.51		(0.99)		(0.47)		0.61
Less distributions to shareholders:
Net investment income	(0.23)		(0.46)		(0.53)		(0.53)		(0.54)		(0.54)		(0.53)
Total distributions to shareholders	(0.23)		(0.46)		(0.53)		(0.53)		(0.54)		(0.54)		(0.53)
Net asset value, end of period	$10.87		$10.49		$9.60		$9.77		$8.79		$10.32		$11.33
Total return	5.87%		14.39%		3.82%		17.48%		(9.42%)		(4.20%)		5.44%
Ratios to average net assets(b)(c)
Total gross expenses	0.75	%(d)	0.76	%(d)	0.71%		0.65%		0.70%		0.75	%(e)	0.75	%(e)
Total net expenses(f)	0.62	%(d)(g)	0.60	%(d)(g)	0.65	%(g)	0.65	%(g)	0.70	%(g)	0.75	%(e)(g)	0.75	%(e)(g)
Net investment income	4.38	%(d)	5.12	%(d)	5.68%		5.64%		6.07%		5.03%		4.63%
Supplemental data
Net assets, end of period (in thousands)	$908,345		$830,124		$641,387		$668,875		$498,734		$629,219		$698,454
Portfolio turnover	5%		9%		23%		18%		26%		32%		27%

Notes to Financial Highlights

(a)  For the period from July 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from June 30 to May 31.

(b)  Certain line items from prior years have been reclassified to conform to the current presentation.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Ratios include interest and fee expense related to the participation in certain inverse floater programs. If interest and fee expense related to the participation in certain inverse floater programs had been excluded, expenses would have been lower by 0.05% and 0.07% for the years ended June 30, 2008 and June 30, 2007, respectively. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia High Yield Municipal Fund

Notes to Financial Statements

November 30, 2012 (Unaudited)

Note 1. Organization

Columbia High Yield Municipal Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class R5 and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class R5 shares are not subject to sales charges and are only available to investors purchasing through authorized investment professionals. Class R5 shares commenced operations on November 8, 2012.

Class Z shares are not subject to sales charges, and are only available to certain investors.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and

Semiannual Report 2012

Columbia High Yield Municipal Fund

Notes to Financial Statements (continued)

November 30, 2012 (Unaudited)

estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Delayed Delivery Securities and Forward Sale Commitments

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

The Fund may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. While a forward sale commitment is outstanding, equivalent deliverable securities or an offsetting forward purchase commitment deliverable on or before the sale commitment date, are used to satisfy the commitment.

Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security Valuation" above. The forward sale commitment is "marked-to-market" daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board. The Fund will not incur any registration costs upon such resale.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt and taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any

Semiannual Report 2012

Columbia High Yield Municipal Fund

Notes to Financial Statements (continued)

November 30, 2012 (Unaudited)

future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities
In December 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.47% to 0.30% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended November 30, 2012 was 0.47% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended November 30, 2012 was 0.07% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agent fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares.

For the six months ended November 30, 2012, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.18%
Class B	0.18
Class C	0.18
Class R5	0.04
Class Z	0.18

Semiannual Report 2012

Columbia High Yield Municipal Fund

Notes to Financial Statements (continued)

November 30, 2012 (Unaudited)

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2012, these minimum account balance fees reduced total expenses by $860.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly service fee to the Distributor at the maximum annual rate of 0.20% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. The Plans also require the payment of a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares only.

The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that the combined distribution and service fee does not exceed 0.80% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $110,929 for Class A, $763 for Class B and $2,125 for Class C shares for the six months ended November 30, 2012.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective November 1, 2012, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through September 30, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	0.89%
Class B	1.64
Class C	1.64
Class R5	0.61	*
Class Z	0.69

*Annual rate is contractual from November 8, 2012 (the commencement of operations of Class R5 shares) through November 8, 2013.

Prior to November 1, 2012, the Investment Manager and certain of its affiliates contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, did not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	0.80%
Class B	1.55
Class C	1.55
Class Z	0.60

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties. Class C distribution fees waived by the Distributor, as discussed above, are in addition to the waiver/reimbursement commitment under the agreement.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At November 30, 2012, the cost of investments for federal income tax purposes was approximately $951,987,000 and the

Semiannual Report 2012

Columbia High Yield Municipal Fund

Notes to Financial Statements (continued)

November 30, 2012 (Unaudited)

aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$96,386,000
Unrealized depreciation	(24,251,000)
Net unrealized appreciation	$72,135,000

The following capital loss carryforward, determined as of May 31, 2012 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
2013	$5,621,572
2014	466,991
2015	1,471,699
2016	5,694,295
2017	17,741,445
2018	35,721,468
2019	4,244,605
Unlimited short-term	513,665
Unlimited long-term	5,807,142
Total	$77,282,882

Unlimited capital loss carryforwards are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund has elected to treat post-October capital losses of $4,440,350 at May 31, 2012 as arising on June 1, 2012.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $76,891,327 and $39,693,443, respectively, for the six months ended November 30, 2012.

Note 6. Shareholder Concentration

At November 30, 2012, one unaffiliated shareholder account owned 72.8% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such account. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 7. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the six months ended November 30, 2012.

Note 8. Significant Risks

High Yield Securities Risk

Investing in high-yield fixed income securities may involve greater credit risk and considerations not typically associated with investing in U.S. Government bonds and other higher quality fixed income securities. These securities are non-investment grade securities, often referred to as "junk" bonds. Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high-yield securities may be less liquid to the extent that there is no established secondary market.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Semiannual Report 2012

Columbia High Yield Municipal Fund

Notes to Financial Statements (continued)

November 30, 2012 (Unaudited)

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2012

Columbia High Yield Municipal Fund

Board Consideration and Approval of
Advisory Agreement

On June 6, 2012, the Board of Trustees (the "Board") and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) of the Trust (the "Independent Trustees") unanimously approved the continuation of the Investment Management Services Agreement (the "Advisory Agreement") with Columbia Management Investment Advisers, LLC (the "Investment Manager") with respect to Columbia High Yield Municipal Fund (the "Fund"), a series of the Trust. As detailed below, the Advisory Fees and Expenses Committee (the "Committee") and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager before determining to approve the continuation of the Advisory Agreement.

In connection with their deliberations regarding the continuation of the Advisory Agreement, the Committee and the Board requested and evaluated materials from the Investment Manager regarding the Fund and the Advisory Agreement, and discussed these materials with representatives of the Investment Manager at the Committee meeting held on June 5, 2012 and at the Board meeting held on June 6, 2012. In addition, the Board considers matters bearing on the Advisory Agreement at most of its other meetings throughout the year and meets regularly with senior management of the Funds and the Investment Manager. Through the Board's Investment Oversight Committees, Trustees also meet with selected Fund portfolio managers and other investment personnel at various times throughout the year. The Committee and the Board also consulted with Fund counsel and with the Independent Trustees' independent legal counsel, who advised on the legal standard for consideration by the Board and otherwise assisted the Board in its deliberations. On June 5, 2012, the Committee recommended that the Board approve the continuation of the Advisory Agreement. On June 6, 2012, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement for the Fund.

The Committee and the Board considered all information that they, their legal counsel, or the Investment Manager believed reasonably necessary to evaluate and to determine whether to approve the continuation of the Advisory Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Advisory Agreement for the Fund included the following:

•  Information on the investment performance of the Fund relative to the performance of the Fund's benchmarks and the performance of a group of comparable mutual funds, as determined by an independent third-party data provider;

•  Information on the Fund's advisory fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by an independent third-party data provider;

•  The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) would not exceed the median expenses of a group of comparable funds (as determined from time to time, generally annually, by an independent third-party data provider);

•  The terms and conditions of the Advisory Agreement, including that the advisory fee rates payable by the Fund would not change;

•  The terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including the Administrative Services Agreement, the Distribution Agreement and the Transfer and Dividend Disbursing Agent Agreement, noting in the case of the Transfer and Dividend Disbursing Agent Agreement certain proposed changes to the fee rates payable thereunder;

•  Descriptions of various functions performed by the Investment Manager under the Advisory Agreement, including portfolio management and portfolio trading practices;

•  Information regarding the management fees and investment performance of any comparable portfolios of other clients of the Investment Manager, including institutional separate accounts; and

•  The profitability to the Investment Manager and its affiliates from their relationships with the Fund.

Semiannual Report 2012

Columbia High Yield Municipal Fund

Board Consideration and Approval of
Advisory Agreement (continued)

Nature, Extent and Quality of Services to be Provided under the Advisory Agreement

The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Advisory Agreement and under separate agreements for the provision of transfer agency and administrative services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager's ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, the quality of the Investment Manager's investment research capabilities and trade execution services, and the other resources that the Investment Manager devotes to the Fund. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager's ability to provide administrative services to the Fund pursuant to a separate administrative services agreement, including the Investment Manager's ability to coordinate the activities of the Fund's other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the expected nature, extent and quality of the services to be provided to the Fund under the Advisory Agreement supported the continuation of such agreement.

Investment Performance

The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information based on reports of an independent third-party data provider that compared the performance of the Fund to the performance of a group of comparable mutual funds. The Committee and the Board also reviewed a description of the third party's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons. In the case of each Fund whose performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the Fund's Advisory Agreement. Those factors varied from fund to fund, but included one or more of the following: (i) that the Fund's performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund's investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund's investment strategy; (iii) that the Fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund's investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.

The Committee and the Board noted that, through December 31, 2011, the Fund's performance was in the forty-first, forty-eighth and fiftieth percentiles (where the best performance would be in the first percentile) of its category selected by an independent third-party data provider for the purposes of performance comparisons for the one-, three- and five- year periods, respectively.

The Committee and the Board also considered the Investment Manager's performance and reputation generally, the Investment Manager's historical responsiveness to Board concerns about performance and the Investment Manager's willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions regarding the Advisory Agreement, that the performance of the Fund and the Investment Manager was sufficient, in light of other considerations, to warrant the continuation of the Advisory Agreement.

Semiannual Report 2012

Columbia High Yield Municipal Fund

Board Consideration and Approval of
Advisory Agreement (continued)

Investment Advisory Fee Rates and Other Expenses

The Committee and the Board considered the advisory fees to be charged to the Fund under the Advisory Agreement as well as the total expenses to be incurred by the Fund. In assessing the reasonableness of the fees under the Advisory Agreement, the Committee and the Board considered, among other information, the Fund's advisory fee and its expected total expense ratio as a percentage of average daily net assets. The Committee and the Board noted that the Fund's actual management fee and total net expense ratio are ranked in the first and first quintiles, respectively, against the Fund's expense universe as determined by an independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.

The Committee and the Board also considered the fact that the advisory fee rates payable by the Fund to the Investment Manager under the Advisory Agreement were the same as those currently paid by the Fund to the Investment Manager.

The Committee and the Board also received and considered information about the advisory fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. In evaluating the Fund's advisory fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the advisory fee rates and expenses of the Fund supported the continuation of the Advisory Agreement.

Costs of Services to be Provided and Profitability

The Committee and the Board also took note of the costs of the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates in connection with their relationships with the Fund. In evaluating these considerations, the Committee and the Board took note of the advisory fees charged by the Investment Manager to other clients, including fees charged by the Investment Manager to any institutional separate account clients with similar investment strategies to those of the Fund.

The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager's affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability of the Investment Manager and its affiliates of their relationships with the Fund, and information about the allocation of expenses used to calculate profitability. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of the fund, the expense ratio of the fund, and the implementation of expense limitations with respect to the fund. The Committee and the Board also considered information provided by the Investment Manager regarding its financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Advisory Agreement.

Economies of Scale

The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager's investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment advisory fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading and compliance resources. The Committee and the Board noted that the investment advisory fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.

Semiannual Report 2012

Columbia High Yield Municipal Fund

Board Consideration and Approval of
Advisory Agreement (continued)

In considering these issues, the Committee and the Board also considered the costs of the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which economies of scale were expected to be shared with the Fund supported the continuation of the Advisory Agreement.

Other Benefits to the Investment Manager

The Committee and the Board received and considered information regarding "fall-out" or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager to provide administrative services to the Fund and the engagement of the Investment Manager's affiliates to provide distribution and transfer agency services to the Fund. The Committee and the Board considered that the Fund's distributor retains a portion of the distribution fees from the Fund and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund's securities transactions, and reviewed information about the Investment Manager's practices with respect to allocating portfolio brokerage for brokerage and research services. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that would be in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager's profitability would be somewhat lower without these benefits.

Conclusion

The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Advisory Agreement. No single item was identified as paramount or controlling, and individual Trustees may have attributed different weights to various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement.

Semiannual Report 2012

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Semiannual Report 2012

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Semiannual Report 2012

Columbia High Yield Municipal Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2012

Columbia High Yield Municipal Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1360 D (1/13)

Semiannual Report

November 30, 2012

Columbia High Yield Opportunity Fund

Not FDIC insured • No bank guarantee • May lose value

Columbia High Yield Opportunity Fund

President's Message

Dear Shareholders,

Stocks rebound around the world

After a weak second quarter, U.S. stock market averages rebounded in the third quarter, erasing earlier losses and boosting year-to-date returns well into double digits. Welcome news from Europe and additional quantitative easing in the United States by the Federal Reserve Board helped bolster the rally. The Standard & Poor's 500 Index (S&P 500 Index) rose 6.35% (total return) for the quarter. The Dow Jones Industrial Average advanced 4.32% for the same period. From the beginning of the calendar year through September 30, 2012, the S&P 500 Index was up 16.44% (total return). And, as of the end of September, the S&P 500 Index stood at 1,440 — approximately 8% below its all-time high of 1,565 that was set on October 9, 2007.

Outside the United States, stock markets of both developed and emerging market economies rebounded, as measured in U.S. dollars. Investors responded favorably to the announcement of policy measures aimed to resolve the eurozone crisis, which could potentially have a favorable impact on growth in emerging market economies. A weaker dollar also benefited returns to U.S. investors.

Solid gains for fixed income

Within fixed income, investors appeared to be increasingly willing to take on risk as they abandoned higher quality sectors that dominated the performance rankings in the second quarter and favored riskier sectors, where yield spreads tightened by a significant margin. Fixed-income returns were strong, but unlike equities, they have been less volatile, accumulating steadily over the course of the year. Gains were the highest for high-yield and emerging market bonds. By contrast, government issued debt securities eked out smaller gains.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success — and, most importantly, that of our investors — are highly talented industry professionals, brought together by a unique way of working. We are dedicated to helping you take advantage of today's opportunities and anticipate tomorrow's. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, featuring timely posts by our investment teams

>  Detailed up-to-date fund performance and portfolio information

>  Economic analysis and market commentary

>  Quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. The Dow Jones Industrial Average is a price weighted average of 30 actively traded shares of blue chip US industrial corporations listed on the New York Stock Exchange. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2012

Columbia High Yield Opportunity Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	18
Statement of Operations	20
Statement of Changes in Net Assets	21
Financial Highlights	23
Notes to Financial Statements	27
Board Consideration and Approval of Advisory Agreement	34
Important Information About This Report	41

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2012

Columbia High Yield Opportunity Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia High Yield Opportunity Fund (the Fund) Class A shares returned 8.47% excluding sales charges for the six months ended November 30, 2012.

>  The Fund outperformed its new primary benchmark, the BofA Merrill Lynch U.S. High Yield Cash Pay Constrained Index, which returned 8.35% and underperformed its former primary benchmark, the JPMorgan Global High Yield Index, which returned 8.62% during the same period.

Average Annual Total Returns (%) (for period ended November 30, 2012)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	10/21/71
Excluding sales charges		8.47	17.10	7.76	8.75
Including sales charges		3.40	11.66	6.70	8.22
Class B	06/08/92
Excluding sales charges		8.33	16.53	6.96	7.94
Including sales charges		3.33	11.53	6.66	7.94
Class C	01/15/96
Excluding sales charges		8.15	16.41	7.12	8.10
Including sales charges		7.15	15.41	7.12	8.10
Class Z	01/08/99	8.86	17.65	8.07	9.04
BofA Merrill Lynch U.S. High Yield Cash Pay Constrained Index		8.35	16.45	9.74	10.20
JPMorgan Global High Yield Index		8.62	17.26	10.16	10.65

Returns for Class A are shown with and without the maximum initial sales charge of 4.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The BofA Merrill Lynch U.S. High Yield Cash Pay Constrained Index tracks the performance of U.S. dollar-denominated below investment grade corporate debt, currently in a coupon paying period that is publicly issued in the U.S. domestic market.

The JPMorgan Global High Yield Index is designed to mirror the investable universe of the U.S. dollar global high yield corporate debt market, including domestic and international issues.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2012
2

Columbia High Yield Opportunity Fund

Portfolio Overview

(Unaudited)

Portfolio Breakdown (%) (at November 30, 2012)
Common Stocks	0.0	(a)
Financials	0.0	(a)
Corporate Bonds & Notes	92.6
Consumer Discretionary	13.9
Consumer Staples	1.0
Energy	14.4
Financials	7.2
Health Care	9.5
Industrials	7.5
Materials	11.1
Telecommunication	22.4
Utilities	5.6
Money Market Funds	2.0
Municipal Bonds	0.5
Senior Loans	4.9
Consumer Discretionary	1.1
Consumer Staples	0.2
Financials	1.2
Health Care	0.5
Industrials	0.5
Materials	0.9
Telecommunication	0.5
Warrants	0.0	(a)
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Rounds to less than 0.1%.

Quality Breakdown (%) (at November 30, 2012)
B rating	48.4
BB rating	37.3
BBB rating	0.3
CC rating	0.2
CCC rating	12.9
Not rated	0.9
Total	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from AAA (highest) to D (lowest), and are subject to change. The ratings shown are determined by using the average of the ratings from Moody's, S&P, and Fitch. When a rating from only two agencies is available, the average of the two is used. When a rating from only one agency is available, that rating is used. When a bond is not rated by any of these agencies, it is designated as Not rated. Credit ratings are subjective opinions and not statements of fact.

Portfolio Management

Brian Lavin, CFA

Jennifer Ponce de Leon

Semiannual Report 2012
3

Columbia High Yield Opportunity Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

June 1, 2012 – November 30, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,084.70	1,019.50	5.80	5.62	1.11
Class B	1,000.00	1,000.00	1,083.30	1,015.74	9.71	9.40	1.86
Class C	1,000.00	1,000.00	1,081.50	1,016.50	8.92	8.64	1.71
Class Z	1,000.00	1,000.00	1,088.60	1,020.76	4.50	4.36	0.86

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2012
4

Columbia High Yield Opportunity Fund

Portfolio of Investments

November 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Corporate Bonds & Notes 90.0%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 2.9%
ADS Tactical, Inc. Senior Secured(a) 04/01/18	11.000%	2,133,000	2,106,337
Huntington Ingalls Industries, Inc. 03/15/18	6.875%	981,000	1,052,123
03/15/21	7.125%	1,370,000	1,481,312
Kratos Defense & Security Solutions, Inc. Senior Secured 06/01/17	10.000%	3,191,000	3,478,190
Oshkosh Corp. 03/01/17	8.250%	488,000	533,140
03/01/20	8.500%	1,443,000	1,605,337
TransDigm, Inc.(a) 10/15/20	5.500%	663,000	677,918
Total			10,934,357
Automotive 1.7%
Chrysler Group LLC/Co-Issuer, Inc.
Secured 06/15/19	8.000%	403,000	439,774
06/15/21	8.250%	1,471,000	1,619,939
Dana Holding Corp. Senior Unsecured 02/15/21	6.750%	377,000	397,735
Lear Corp. 03/15/18	7.875%	1,193,000	1,291,422
Schaeffler Finance BV Senior Secured(a) 02/15/19	8.500%	640,000	710,400
Visteon Corp. 04/15/19	6.750%	1,755,000	1,851,525
Total			6,310,795
Banking 0.2%
Synovus Financial Corp. Senior Unsecured 02/15/19	7.875%	824,000	904,340
Brokerage 0.8%
E*TRADE Financial Corp. Senior Unsecured 11/15/19	6.375%	1,041,000	1,050,109
Neuberger Berman Group LLC/Finance Corp.(a) Senior Unsecured 03/15/20	5.625%	424,000	442,020
03/15/22	5.875%	636,000	664,620
Nuveen Investments, Inc. Senior Unsecured(a) 10/15/20	9.500%	791,000	798,910
Total			2,955,659

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Building Materials 1.1%
Building Materials Corp. of America Senior Notes(a) 05/01/21	6.750%	1,330,000	1,456,350
Gibraltar Industries, Inc. 12/01/15	8.000%	831,000	843,465
Interface, Inc. 12/01/18	7.625%	265,000	285,206
Norcraft Companies LP/Finance Corp. Secured 12/15/15	10.500%	878,000	873,610
Nortek, Inc. 12/01/18	10.000%	103,000	114,588
04/15/21	8.500%	424,000	461,100
Total			4,034,319
Chemicals 4.2%
Ashland, Inc. Senior Unsecured(a) 08/15/22	4.750%	521,000	535,328
Celanese U.S. Holdings LLC 06/15/21	5.875%	756,000	844,830
Celanese US Holdings LLC 11/15/22	4.625%	723,000	746,498
Huntsman International LLC 03/15/21	8.625%	323,000	365,798
Huntsman International LLC(a) 11/15/20	4.875%	413,000	408,870
JM Huber Corp. Senior Notes(a) 11/01/19	9.875%	785,000	877,237
LyondellBasell Industries NV Senior Unsecured 11/15/21	6.000%	3,435,000	4,100,531
04/15/24	5.750%	1,718,000	2,061,600
MacDermid, Inc.(a) 04/15/17	9.500%	727,000	757,897
Momentive Performance Materials, Inc. Senior Secured(a) 10/15/20	8.875%	918,000	911,115
Nufarm Australia Ltd.(a) 10/15/19	6.375%	265,000	274,275
PQ Corp. Secured(a) 05/01/18	8.750%	2,874,000	2,960,220
Polypore International, Inc. 11/15/17	7.500%	920,000	997,050
Total			15,841,249

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
5

Columbia High Yield Opportunity Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Construction Machinery 2.4%
Ashtead Capital, Inc. Secured(a) 07/15/22	6.500%	250,000	266,250
CNH Capital LLC(a) 11/01/16	6.250%	1,201,000	1,312,092
Case New Holland, Inc. 12/01/17	7.875%	2,474,000	2,913,135
Columbus McKinnon Corp. 02/01/19	7.875%	319,000	341,330
H&E Equipment Services, Inc.(a) 09/01/22	7.000%	381,000	401,955
Neff Rental LLC/Finance Corp. Secured(a) 05/15/16	9.625%	1,210,000	1,234,200
United Rentals North America, Inc. 06/15/23	6.125%	253,000	259,958
United Rentals North America, Inc.(a) 05/15/20	7.375%	616,000	665,280
04/15/22	7.625%	640,000	708,800
Secured 07/15/18	5.750%	744,000	799,800
Total			8,902,800
Consumer Cyclical Services 1.5%
Goodman Networks, Inc. Senior Secured(a) 07/01/18	12.375%	803,000	877,277
Monitronics International, Inc. 04/01/20	9.125%	535,000	548,375
Vivint, Inc.(a) Senior Secured 12/01/19	6.375%	3,332,000	3,282,020
Senior Unsecured 12/01/20	8.750%	926,000	909,795
Total			5,617,467
Consumer Products 0.8%
Libbey Glass, Inc. Senior Secured(a) 05/15/20	6.875%	367,000	389,938
Serta Simmons Holdings LLC Senior Unsecured(a) 10/01/20	8.125%	1,157,000	1,162,785
Spectrum Brands Escrow Corp.(a) Senior Unsecured 11/15/20	6.375%	810,000	840,375
11/15/22	6.625%	424,000	444,140
Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Spectrum Brands, Inc.(a) 03/15/20	6.750%	256,000	266,880
Total			3,104,118
Diversified Manufacturing 0.5%
Actuant Corp. 06/15/22	5.625%	504,000	519,120
Amsted Industries, Inc. Senior Notes(a) 03/15/18	8.125%	1,000,000	1,067,500
Tomkins LLC/Inc. Secured 10/01/18	9.000%	120,000	134,400
Total			1,721,020
Electric 1.1%
AES Corp. Senior Unsecured 07/01/21	7.375%	966,000	1,069,845
CMS Energy Corp. Senior Unsecured 03/15/22	5.050%	263,000	292,039
Calpine Corp. Senior Secured(a) 02/15/21	7.500%	711,000	782,100
GenOn Energy, Inc. Senior Unsecured 10/15/18	9.500%	673,000	778,997
Ipalco Enterprises, Inc. Senior Secured(a) 04/01/16	7.250%	1,025,000	1,132,625
Total			4,055,606
Entertainment 0.4%
AMC Entertainment, Inc. 06/01/19 8.750% 373,000 410,300 12/01/20	9.750%	664,000	747,000
Six Flags, Inc.(a)(b)(c)(d) 06/01/14	0.000%	950,000	—
Speedway Motorsports, Inc. 02/01/19	6.750%	121,000	127,050
Vail Resorts, Inc. 05/01/19	6.500%	228,000	245,385
Total			1,529,735
Environmental 0.4%
Clean Harbors, Inc. 08/01/20	5.250%	888,000	912,420

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
6

Columbia High Yield Opportunity Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Clean Harbors, Inc.(a)(e) Senior Unsecured 06/01/21	5.125%	695,000	710,638
Total			1,623,058
Food and Beverage 0.1%
Cott Beverages, Inc. 09/01/18	8.125%	435,000	480,675
Gaming 2.7%
Caesars Entertainment Operating Co., Inc. Senior Secured(a) 02/15/20	8.500%	1,101,000	1,078,980
MGM Resorts International 06/01/16	7.500%	470,000	499,375
03/01/18	11.375%	636,000	755,250
MGM Resorts International(a) 10/01/20	6.750%	208,000	209,560
ROC Finance LLC/Corp. Secured(a) 09/01/18	12.125%	1,920,000	2,188,800
Seminole Indian Tribe of Florida(a)(f) 10/01/20	7.804%	1,525,000	1,558,992
Senior Secured 10/01/20	6.535%	310,000	333,988
Seneca Gaming Corp.(a) 12/01/18	8.250%	845,000	880,913
Studio City Finance Ltd.(a) 12/01/20	8.500%	1,917,000	2,012,850
Tunica-Biloxi Gaming Authority Senior Unsecured(a) 11/15/15	9.000%	832,000	738,400
Total			10,257,108
Gas Pipelines 4.4%
El Paso LLC 06/15/14	6.875%	171,000	183,615
09/15/20	6.500%	2,951,000	3,306,153
01/15/32	7.750%	2,520,000	2,956,741
Hiland Partners LP/Finance Corp.(a) 10/01/20	7.250%	2,205,000	2,306,981
MarkWest Energy Partners LP/Finance Corp. 06/15/22	6.250%	1,150,000	1,253,500
02/15/23	5.500%	1,104,000	1,161,960
Regency Energy Partners LP/Corp. 04/15/23	5.500%	838,000	879,900
Regency Energy Partners LP/Finance Corp. 12/01/18	6.875%	525,000	569,625
07/15/21	6.500%	1,889,000	2,059,010

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Southern Star Central Corp. Senior Unsecured 03/01/16	6.750%	1,070,000	1,090,063
Tesoro Logistics LP/Finance Corp. Senior Unsecured(a) 10/01/20	5.875%	604,000	626,650
Total			16,394,198
Health Care 7.8%
American Renal Associates Holdings, Inc. Senior Unsecured PIK 03/01/16	9.750%	244,637	258,704
American Renal Holdings, Inc. Senior Secured 05/15/18	8.375%	409,000	432,517
Amsurg Corp.(a) 11/30/20	5.625%	422,000	426,220
Biomet, Inc.(a) 08/01/20	6.500%	1,056,000	1,103,520
CHS/Community Health Systems, Inc. 11/15/19	8.000%	910,000	990,762
07/15/20	7.125%	1,132,000	1,197,090
Senior Secured 08/15/18	5.125%	1,224,000	1,288,260
ConvaTec Healthcare E SA Senior Unsecured(a) 12/15/18	10.500%	1,494,000	1,628,460
DaVita HealthCare Partners, Inc. 08/15/22	5.750%	921,000	962,445
Emdeon, Inc. 12/31/19	11.000%	880,000	1,009,800
Fresenius Medical Care U.S. Finance II, Inc.(a) 07/31/19	5.625%	281,000	299,968
01/31/22	5.875%	662,000	709,995
Fresenius Medical Care U.S. Finance, Inc.(a) 09/15/18	6.500%	222,000	249,195
HCA, Inc. 02/15/22	7.500%	1,544,000	1,756,300
05/01/23	5.875%	675,000	698,625
Senior Secured 02/15/20	6.500%	1,581,000	1,774,672
05/01/23	4.750%	448,000	452,480
Health Management Associates, Inc. 01/15/20	7.375%	615,000	664,200
Hologic, Inc.(a) 08/01/20	6.250%	373,000	396,313
IASIS Healthcare LLC/Capital Corp. 05/15/19	8.375%	2,054,000	1,941,030

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
7

Columbia High Yield Opportunity Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
IMS Health, Inc. Senior Unsecured(a) 11/01/20	6.000%	590,000	609,175
Kinetic Concepts, Inc./KCI U.S.A., Inc. Secured(a) 11/01/18	10.500%	493,000	512,720
LifePoint Hospitals, Inc. 10/01/20	6.625%	401,000	430,072
Multiplan, Inc.(a) 09/01/18	9.875%	1,593,000	1,756,282
Physio-Control International, Inc. Senior Secured(a) 01/15/19	9.875%	730,000	797,525
Radnet Management, Inc. 04/01/18	10.375%	340,000	344,250
Rural/Metro Corp. Senior Unsecured(a) 07/15/19	10.125%	623,000	591,850
STHI Holding Corp. Secured(a) 03/15/18	8.000%	325,000	353,438
Tenet Healthcare Corp.(a) 02/01/20	6.750%	677,000	686,309
Senior Secured 06/01/20	4.750%	909,000	915,817
Truven Health Analytics, Inc. Senior Unsecured(a) 06/01/20	10.625%	474,000	508,365
United Surgical Partners International, Inc. 04/01/20	9.000%	564,000	621,810
Universal Hospital Services, Inc. Secured(a) 08/15/20	7.625%	322,000	334,880
VWR Funding, Inc.(a) 09/15/17	7.250%	71,000	72,953
Vanguard Health Holding Co. II LLC/Inc. 02/01/18	8.000%	1,340,000	1,391,925
02/01/19	7.750%	1,090,000	1,122,700
Vanguard Health Holding Co. II LLC/Inc.(a) 02/01/19	7.750%	142,000	146,260
Total			29,436,887
Healthcare Insurance 0.2%
AMERIGROUP Corp. Senior Unsecured 11/15/19	7.500%	797,000	932,490

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Home Construction 0.9%
Beazer Homes USA, Inc. 05/15/19	9.125%	356,000	368,460
KB Home 03/15/20	8.000%	362,000	405,440
09/15/22	7.500%	322,000	349,370
Meritage Homes Corp. 04/01/22	7.000%	383,000	415,555
Shea Homes LP/Funding Corp. Senior Secured 05/15/19	8.625%	552,000	607,200
Taylor Morrison Communities, Inc./Monarch, Inc.(a) 04/15/20	7.750%	812,000	852,600
04/15/20	7.750%	262,000	275,100
Total			3,273,725
Independent Energy 12.3%
Antero Resources Finance Corp. 12/01/17	9.375%	53,000	58,300
08/01/19	7.250%	208,000	224,640
Berry Petroleum Co. Senior Unsecured 11/01/20	6.750%	305,000	326,350
Carrizo Oil & Gas, Inc. 10/15/18	8.625%	1,026,000	1,090,125
Chaparral Energy, Inc. 10/01/20	9.875%	367,000	413,793
09/01/21	8.250%	664,000	713,800
11/15/22	7.625%	381,000	390,525
Chesapeake Energy Corp. 08/15/20	6.625%	2,345,000	2,456,387
02/15/21	6.125%	1,424,000	1,441,800
Cimarex Energy Co. 05/01/22	5.875%	1,159,000	1,240,130
Comstock Resources, Inc. 06/15/20	9.500%	1,473,000	1,565,062
Concho Resources, Inc. 10/01/17	8.625%	537,000	584,659
01/15/21	7.000%	1,003,000	1,105,807
01/15/22	6.500%	156,000	170,040
04/01/23	5.500%	985,000	1,019,475
Continental Resources, Inc. 10/01/19	8.250%	111,000	124,875
10/01/20	7.375%	4,000	4,500
04/01/21	7.125%	860,000	970,725
09/15/22	5.000%	3,833,000	4,062,980
EP Energy LLC/Everest Acquisition Finance, Inc. 09/01/22	7.750%	163,000	169,113
Senior Secured 05/01/19	6.875%	1,021,000	1,105,233

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
8

Columbia High Yield Opportunity Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
EP Energy LLC/Finance, Inc. Senior Unsecured 05/01/20	9.375%	1,528,000	1,692,260
Halcon Resources Corp.(a) 05/15/21	8.875%	670,000	693,450
Kodiak Oil & Gas Corp. 12/01/19	8.125%	3,374,000	3,677,660
Laredo Petroleum, Inc. 02/15/19	9.500%	2,316,000	2,593,920
05/01/22	7.375%	332,000	359,390
MEG Energy Corp.(a) 03/15/21	6.500%	1,445,000	1,508,219
01/30/23	6.375%	529,000	548,838
Oasis Petroleum, Inc. 02/01/19	7.250%	1,344,000	1,431,360
11/01/21	6.500%	1,247,000	1,312,467
01/15/23	6.875%	743,000	785,723
Plains Exploration & Production Co. 11/15/20	6.500%	2,324,000	2,370,480
02/15/23	6.875%	1,753,000	1,805,590
QEP Resources, Inc. Senior Unsecured 03/01/21	6.875%	1,105,000	1,267,987
10/01/22	5.375%	1,929,000	2,030,272
05/01/23	5.250%	2,150,000	2,257,500
Range Resources Corp. 08/01/20	6.750%	525,000	574,875
06/01/21	5.750%	712,000	756,500
08/15/22	5.000%	92,000	95,910
SM Energy Co. Senior Unsecured 11/15/21	6.500%	453,000	477,915
01/01/23	6.500%	399,000	420,945
WPX Energy, Inc. Senior Unsecured 01/15/22	6.000%	281,000	300,670
Whiting Petroleum Corp. 10/01/18	6.500%	54,000	58,185
Total			46,258,435
Lodging 0.1%
Choice Hotels International, Inc. 07/01/22	5.750%	383,000	419,385
Media Cable 3.7%
CCO Holdings LLC/Capital Corp. 01/15/19	7.000%	822,000	889,815
04/30/20	8.125%	1,289,000	1,453,347
09/30/22	5.250%	1,522,000	1,533,415

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CSC Holdings LLC Senior Unsecured(a) 11/15/21	6.750%	1,447,000	1,591,700
Cablevision Systems Corp. Senior Unsecured 04/15/20	8.000%	375,000	414,375
09/15/22	5.875%	887,000	869,260
Cequel Communications Escrow 1 LLC/Capital Corp. Senior Unsecured(a) 09/15/20	6.375%	543,000	557,932
DISH DBS Corp. 09/01/19	7.875%	734,000	867,955
06/01/21	6.750%	2,572,000	2,906,360
07/15/22	5.875%	378,000	404,933
Quebecor Media, Inc. Senior Unsecured(a) 01/15/23	5.750%	1,254,000	1,301,025
Unitymedia Hessen GmbH & Co. KG NRW Senior Secured(a)(e) 01/15/23	5.500%	992,000	992,000
WaveDivision Escrow LLC/Corp. Senior Unsecured(a) 09/01/20	8.125%	27,000	27,675
Total			13,809,792
Media Non-Cable 7.2%
AMC Networks, Inc. 07/15/21	7.750%	3,184,000	3,629,760
Clear Channel Communications, Inc. 08/01/16	10.750%	728,000	529,620
Clear Channel Worldwide Holdings Inc, Class A 03/15/20	7.625%	246,000	237,390
Clear Channel Worldwide Holdings, Inc. 03/15/20	7.625%	2,261,000	2,215,780
Clear Channel Worldwide Holdings, Inc.(a) 11/15/22	6.500%	716,000	712,420
11/15/22	6.500%	1,935,000	1,944,675
Getty Images, Inc. Senior Notes(a) 10/15/20	7.000%	1,274,000	1,293,110
Hughes Satellite Systems Corp. 06/15/21	7.625%	1,925,000	2,146,375
Intelsat Jackson Holdings SA Senior Unsecured 04/01/21	7.500%	1,150,000	1,230,500
Intelsat Luxembourg SA PIK 02/04/17	11.500%	2,024,000	2,147,970

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
9

Columbia High Yield Opportunity Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lamar Media Corp.(a) 05/01/23	5.000%	1,404,000	1,407,510
National CineMedia LLC Senior Secured 04/15/22	6.000%	793,000	838,598
Nielsen Finance LLC/Co.(a) 10/01/20	4.500%	2,019,000	2,013,952
Salem Communications Corp. Secured 12/15/16	9.625%	1,218,000	1,348,935
Starz LLC/Finance Corp. Senior Unsecured(a) 09/15/19	5.000%	527,000	539,516
Univision Communications, Inc.(a) 05/15/21	8.500%	1,309,000	1,344,998
Senior Secured 05/15/19	6.875%	760,000	782,800
11/01/20	7.875%	1,923,000	2,052,802
09/15/22	6.750%	732,000	739,320
Total			27,156,031
Metals 4.0%
Alpha Natural Resources, Inc. 04/15/18	9.750%	1,366,000	1,420,640
06/01/19	6.000%	544,000	480,080
06/01/21	6.250%	712,000	630,120
ArcelorMittal Senior Unsecured 03/01/21	6.000%	486,000	485,135
02/25/22	6.750%	809,000	841,674
Arch Coal, Inc. 06/15/19	7.000%	314,000	281,815
06/15/21	7.250%	106,000	94,870
Arch Coal, Inc.(a) 06/15/19	9.875%	1,149,000	1,157,617
CONSOL Energy, Inc. 04/01/20	8.250%	475,000	507,063
Calcipar SA Senior Secured(a) 05/01/18	6.875%	1,370,000	1,370,000
FMG Resources August 2006 Proprietary Ltd.(a) 11/01/15	7.000%	536,000	545,380
02/01/18	6.875%	451,000	444,235
11/01/19	8.250%	1,943,000	1,977,002
Inmet Mining Corp.(a) 06/01/20	8.750%	1,892,000	2,043,360
JMC Steel Group, Inc. Senior Notes(a) 03/15/18	8.250%	831,000	855,930

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Peabody Energy Corp. 11/15/18	6.000%	951,000	993,795
Rain CII Carbon LLC/Corp. Senior Secured(a) 12/01/18	8.000%	1,071,000	1,081,710
Total			15,210,426
Non-Captive Consumer 0.6%
SLM Corp. Senior Unsecured 03/25/20	8.000%	786,000	898,005
Springleaf Finance Corp. Senior Unsecured 12/15/17	6.900%	1,531,000	1,354,935
Total			2,252,940
Non-Captive Diversified 5.0%
Ally Financial, Inc. 03/15/20	8.000%	5,695,000	7,004,850
09/15/20	7.500%	1,246,000	1,501,430
CIT Group, Inc. Senior Unsecured 03/15/18 5.250% 1,083,000 1,149,334 05/15/20	5.375%	1,213,000	1,294,877
CIT Group, Inc.(a) Senior Secured 04/01/18	6.625%	1,135,000	1,259,850
Senior Unsecured 02/15/19	5.500%	1,641,000	1,743,562
International Lease Finance Corp. Senior Unsecured 09/01/17	8.875%	1,670,000	1,937,200
04/01/19	5.875%	297,000	306,103
05/15/19	6.250%	810,000	856,575
12/15/20	8.250%	625,000	727,564
01/15/22	8.625%	719,000	857,408
Total			18,638,753
Oil Field Services 1.7%
Atwood Oceanics, Inc. Senior Unsecured 02/01/20	6.500%	2,621,000	2,797,917
Bristow Group, Inc. 10/15/22	6.250%	486,000	515,160
Green Field Energy Services, Inc.(a) Senior Secured 11/15/16	13.250%	1,358,000	1,358,000
Green Field Energy Services, Inc.(a) Senior Secured 11/15/16	13.250%	33,000	33,000

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
10

Columbia High Yield Opportunity Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Offshore Group Investments Ltd. Senior Secured 08/01/15	11.500%	1,470,000	1,617,000
Total			6,321,077
Other Financial Institutions 0.1%
FTI Consulting, Inc.(a) 11/15/22	6.000%	547,000	559,308
Other Industry 0.5%
Interline Brands, Inc. 11/15/18	7.500%	1,250,000	1,353,125
SPL Logistics Escrow LLC/Finance Corp. Senior Secured(a) 08/01/20	8.875%	627,000	666,971
Total			2,020,096
Packaging 1.4%
Reynolds Group Issuer, Inc./LLC 08/15/19	9.875%	1,751,000	1,856,060
Senior Secured 08/15/19	7.875%	521,000	573,100
Reynolds Group Issuer, Inc./LLC(a) Senior Secured 10/15/20	5.750%	2,175,000	2,223,938
Sealed Air Corp.(a) 09/15/21	8.375%	368,000	414,000
Senior Unsecured 12/01/20	6.500%	303,000	316,635
Total			5,383,733
Pharmaceuticals 1.2%
Catalent Pharma Solutions, Inc.(a) 10/15/18	7.875%	1,132,000	1,143,320
Jaguar Holding Co. I Senior Unsecured PIK(a) 10/15/17	9.375%	560,000	574,000
Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured(a) 12/01/19	9.500%	318,000	357,750
VPI Escrow Corp.(a) 10/15/20	6.375%	1,392,000	1,475,520
Valeant Pharmaceuticals International Senior Notes(a) 10/15/20	6.375%	278,000	295,375
Warner Chilcott Co. LLC/Finance 09/15/18	7.750%	535,000	565,763
Total			4,411,728

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Property & Casualty 0.3%
Hub International Ltd.(a) 10/15/18	8.125%	1,100,000	1,141,250
Restaurants 0.2%
Shearer's Foods, Inc. LLC Senior Secured(a) 11/01/19	9.000%	657,000	675,068
Retailers 2.4%
99 Cent Only Stores 12/15/19	11.000%	446,000	508,440
AutoNation, Inc. 02/01/20	5.500%	64,000	68,320
Burlington Coat Factory Warehouse Corp. 02/15/19	10.000%	941,000	1,030,395
Jo-Ann Stores, Inc. Senior Unsecured(a) 03/15/19	8.125%	682,000	685,410
Limited Brands, Inc. 02/15/22	5.625%	2,030,000	2,192,400
Penske Automotive Group, Inc.(a) 10/01/22	5.750%	653,000	664,427
Rite Aid Corp. 03/15/20	9.250%	535,000	545,700
Senior Secured 08/15/20	8.000%	1,400,000	1,571,500
Senior Unsecured 02/15/27	7.700%	1,453,000	1,140,605
Sally Holdings LLC/Capital, Inc. 11/15/19	6.875%	310,000	344,875
06/01/22	5.750%	296,000	320,420
Total			9,072,492
Technology 5.0%
Alliance Data Systems Corp.(a) 12/01/17	5.250%	895,000	903,950
04/01/20	6.375%	476,000	502,180
Amkor Technology, Inc. Senior Unsecured 06/01/21	6.625%	1,363,000	1,339,147
Amkor Technology, Inc.(a) Senior Unsecured 10/01/22	6.375%	1,072,000	1,026,440
Anixter, Inc. 05/01/19	5.625%	245,000	256,638
Brocade Communications Systems, Inc. Senior Secured 01/15/20	6.875%	510,000	553,350

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
11

Columbia High Yield Opportunity Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CDW LLC/Finance Corp. 04/01/19	8.500%	1,740,000	1,866,150
Senior Secured 12/15/18	8.000%	325,000	357,500
Cardtronics, Inc. 09/01/18	8.250%	970,000	1,083,975
Equinix, Inc. Senior Unsecured 07/15/21	7.000%	385,000	423,981
First Data Corp. 01/15/21	12.625%	1,321,000	1,390,352
First Data Corp.(a) Secured 01/15/21	8.250%	735,000	733,163
Senior Secured 06/15/19	7.375%	1,562,000	1,612,765
08/15/20	8.875%	555,000	607,725
11/01/20	6.750%	1,301,000	1,314,010
Interactive Data Corp. 08/01/18	10.250%	1,505,000	1,685,600
NXP BV/Funding LLC Senior Secured(a) 08/01/18	9.750%	1,274,000	1,471,470
Nuance Communications, Inc.(a) 08/15/20	5.375%	1,811,000	1,883,440
Total			19,011,836
Transportation Services 0.6%
Avis Budget Car Rental LLC/Finance, Inc. 01/15/19	8.250%	657,000	726,806
03/15/20	9.750%	477,000	548,550
Hertz Corp. (The) 01/15/21	7.375%	808,000	878,700
Hertz Corp. (The)(a) 10/15/22	6.250%	183,000	189,634
Total			2,343,690
Wireless 4.5%
Cricket Communications, Inc. 10/15/20	7.750%	1,108,000	1,144,010
Senior Secured 05/15/16	7.750%	1,901,000	2,010,307
Crown Castle International Corp. Senior Unsecured(a) 01/15/23	5.250%	1,436,000	1,500,620
SBA Telecommunications, Inc.(a) 07/15/20	5.750%	1,698,000	1,774,410
Sprint Capital Corp. 11/15/28	6.875%	3,582,000	3,689,460

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sprint Nextel Corp. Senior Unsecured 08/15/20	7.000%	147,000	158,393
11/15/22	6.000%	162,000	163,215
Sprint Nextel Corp.(a) 11/15/18	9.000%	2,890,000	3,554,700
03/01/20	7.000%	438,000	506,985
Wind Acquisition Finance SA(a) Secured 07/15/17	11.750%	830,000	848,675
Senior Secured 02/15/18	7.250%	1,477,000	1,473,307
Total			16,824,082
Wirelines 5.1%
CenturyLink, Inc. Senior Unsecured 06/15/21	6.450%	2,063,000	2,267,685
03/15/22	5.800%	3,404,000	3,597,163
CyrusOne LLP./Finance Corp.(a) 11/15/22	6.375%	901,000	932,535
Frontier Communications Corp. Senior Unsecured 04/15/20	8.500%	1,291,000	1,474,967
07/01/21	9.250%	571,000	666,643
04/15/22	8.750%	330,000	377,025
01/15/23	7.125%	128,000	135,360
Integra Telecom Holdings, Inc. Senior Secured(a) 04/15/16	10.750%	308,000	316,470
Level 3 Communications, Inc. Senior Unsecured 02/01/19	11.875%	982,000	1,119,480
Level 3 Communications, Inc.(a) Senior Unsecured 06/01/19	8.875%	314,000	329,700
Level 3 Financing, Inc. 02/01/18	10.000%	807,000	896,779
04/01/19	9.375%	416,000	464,880
07/01/19	8.125%	974,000	1,042,180
07/15/20	8.625%	750,000	815,625
PAETEC Holding Corp. 12/01/18	9.875%	955,000	1,076,762
Senior Secured 06/30/17	8.875%	291,000	313,553
Windstream Corp. 09/01/18 8.125% 630,000 683,550 10/15/20	7.750%	520,000	548,600
Zayo Group LLC/Capital, Inc. 07/01/20	10.125%	773,000	865,760
Senior Secured 01/01/20	8.125%	662,000	723,235

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
12

Columbia High Yield Opportunity Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
tw telecom Holdings, Inc.(a) 10/01/22	5.375%	418,000	432,630
Total			19,080,582
Total Corporate Bonds & Notes (Cost: $320,296,926)			338,900,310

Municipal Bonds 0.5%

Issuer Description	Coupon Rate	Principal Amount ($)	Value ($)
Cabazon Band Mission Indians Revenue Bonds Series 2004(a)(b)(f)(g) 10/01/13	13.000%	3,250,000	1,950,000
Total Municipal Bonds (Cost: $3,250,000)			1,950,000

Senior Loans 4.8%

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Automotive 0.1%
Schaeffler AG Tranche C2 Term Loan(h)(i) 02/21/17	6.000%	360,000	364,389
Brokerage 0.2%
Nuveen Investments, Inc. 2nd Lien Term Loan(h)(i) 02/28/19	8.250%	711,000	721,665
Chemicals 0.4%
PQ Corp. Tranche B Term Loan(h)(i) 05/01/17	5.250%	1,347,000	1,352,900
Construction Machinery 0.5%
CPM Holdings, Inc.(h)(i) 1st Lien Term Loan 08/16/17	6.250%	1,114,000	1,120,962
2nd Lien Term Loan 02/16/18	10.250%	715,000	720,363
Total			1,841,325
Consumer Cyclical Services 0.6%
New Breed, Inc. Term Loan(h)(i) 09/07/19	6.000%	1,299,000	1,286,010

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
West Corp. Tranche B6 Term Loan(h)(i) 06/15/18	5.750%	1,087,275	1,103,584
Total			2,389,594
Consumer Products 0.2%
Serta Simmons Holdings LLC Term Loan(h)(i) 08/29/19	5.000%	738,000	737,077
Spectrum Brands, Inc. Term Loan(e)(h)(i) 10/09/19	4.500%	154,000	154,963
Total			892,040
Gaming 0.1%
ROC Finance LLC Tranche B Term Loan(h)(i) 08/19/17	8.500%	392,000	401,800
Health Care 0.5%
ConvaTec, Inc. Term Loan(h)(i) 12/22/16	5.000%	161,000	161,886
U.S. Renal Care, Inc.(h)(i) 1st Lien Term Loan 07/01/19	6.250%	857,850	866,428
2nd Lien Term Loan 01/01/20	10.250%	860,000	877,200
Total			1,905,514
Media Cable 0.2%
WideOpenWest Finance LLC Term Loan(h)(i) 07/17/18	6.250%	784,035	792,416
Media Non-Cable 0.3%
Cumulus Media Holdings, Inc. 2nd Lien Term Loan(h)(i) 03/18/19	7.500%	893,704	913,813
Metals 0.5%
FMG Resources August 2006 Proprietary Ltd. Term Loan(e)(h)(i) 10/16/17	5.750%	1,804,470	1,808,981
Property & Casualty 1.0%
Asurion LLC 1st Lien Term Loan(h)(i) 05/24/18	5.500%	1,857,000	1,871,800

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
13

Columbia High Yield Opportunity Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Lonestar Intermediate Super Holdings LLC Term Loan(h)(i) 09/02/19	11.000%	1,732,000	1,831,590
Total			3,703,390
Technology 0.2%
Blue Coat Systems Term Loan(h)(i) 02/08/18	5.750%	779,048	781,486
Total Senior Loans (Cost: $17,456,533)			17,869,313

Common Stocks —%

Issuer	Shares	Value ($)
Financials —%
Diversified Financial Services —%
Leucadia National Corp.	2,168	48,021
Real Estate Investment Trusts (REITs) —%
Fairlane Management Corp.(c)(d)(j)	50,004	—
Total Financials		48,021
Total Common Stocks (Cost: $—)		48,021

Warrants —%

Issuer	Shares	Value ($)
Energy —%
Energy Equipment & Services —%
Green Field Energy Services, Inc.(j)	1,358	42,098
Total Energy		42,098
Total Warrants (Cost: $54,912)		42,098

Money Market Funds 1.9%

Columbia Short-Term Cash Fund, 0.154%(k)(l)	7,083,989	7,083,989
Total Money Market Funds (Cost: $7,083,989)		7,083,989
Total Investments (Cost: $348,142,360)		365,893,731
Other Assets & Liabilities, Net		10,618,051
Net Assets		376,511,782

Notes to Portfolio of Investments

(a)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2012, the value of these securities amounted to $124,978,375 or 33.19% of net assets.

(b)  Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at November 30, 2012 was $1,950,000, representing 0.52% of net assets. Information concerning such security holdings at November 30, 2012 was as follows:

Security Description	Acquisition Dates	Cost ($)
Cabazon Band Mission Indians Revenue Bonds Series 2004 10/01/13 13.000%	10/04/04	3,250,000
Six Flags, Inc. 06/01/14 0.000%	05/07/10	—

(c)  Negligible market value.

(d)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2012, the value of these securities amounted to $0.00, which represents less than 0.01% of net assets.

(e)  Represents a security purchased on a when-issued or delayed delivery basis.

(f)  Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At November 30, 2012, the value of these securities amounted to $3,842,980 or 1.02% of net assets.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
14

Columbia High Yield Opportunity Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Notes to Portfolio of Investments (continued)

(g)  Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At November 30, 2012, the value of these securities amounted to $1,950,000, which represents 0.52% of net assets.

(h)  Variable rate security. The interest rate shown reflects the rate as of November 30, 2012.

(i)  Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. The interest rate shown reflects the weighted average coupon as of November 30, 2012. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(j)  Non-income producing.

(k)  The rate shown is the seven-day current annualized yield at November 30, 2012.

(l)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain/ Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	6,654,252	88,444,544	(88,014,807)	—	7,083,989	10,441	7,083,989

Abbreviation Legend

PIK Payment-in-Kind

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
15

Columbia High Yield Opportunity Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Fair Value Measurements (continued)

These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at November 30, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes	—	338,900,310	—	338,900,310
Municipal Bonds	—	1,950,000	—	1,950,000
Total Bonds	—	340,850,310	—	340,850,310
Senior Loans
Financials			721,665	721,665
All Other Industries	—	17,147,648		17,147,648
Total Senior Loans		17,147,648	721,665	17,869,313
Equity Securities
Common Stocks
Financials	48,021	—	—	48,021
Warrants
Energy	—	42,098	—	42,098
Total Equity Securities	48,021	42,098	—	90,119
Other
Money Market Funds	7,083,989	—	—	7,083,989
Total	7,132,010	358,040,056	721,665	365,893,731

See the Portfolio of Investments for all investment classifications not indicated in the table.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
16

Columbia High Yield Opportunity Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Fair Value Measurements (continued)

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Senior Loans ($)	Warrants	Total ($)
Balance as of May 31, 2012	—	300	300
Accrued discounts/premiums	—	—	—
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)(a)	6,442	—	6,442
Sales	—	(300)	(300)
Purchases	—	—	—
Transfers into Level 3	715,223	—	715,223
Transfers out of Level 3	—	—	—
Balance as of November 30, 2012	721,665	—	721,665

(a) Change in unrealized appreciation (depreciation) relating to securities held at November 30, 2012 was $6,442.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain Senior Loans classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
17

Columbia High Yield Opportunity Fund

Statement of Assets and Liabilities

November 30, 2012 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $341,058,371)	$358,809,742
Affiliated issuers (identified cost $7,083,989)	7,083,989
Total investments (identified cost $348,142,360)	365,893,731
Receivable for:
Investments sold	3,996,772
Capital shares sold	9,562,256
Dividends	1,094
Interest	5,854,118
Reclaims	113
Expense reimbursement due from Investment Manager	805
Prepaid expenses	3,729
Trustees' deferred compensation plan	73,642
Total assets	385,386,260
Liabilities
Disbursements in excess of cash	4,821
Payable for:
Investments purchased	2,030,674
Investments purchased on a delayed delivery basis	3,633,319
Capital shares purchased	1,265,661
Dividend distributions to shareholders	1,715,804
Investment management fees	5,835
Distribution and/or service fees	1,678
Transfer agent fees	62,730
Administration fees	698
Compensation of board members	2,748
Chief compliance officer expenses	344
Other expenses	76,524
Trustees' deferred compensation plan	73,642
Total liabilities	8,874,478
Net assets applicable to outstanding capital stock	$376,511,782
Represented by
Paid-in capital	$444,574,743
Excess of distributions over net investment income	(1,716,224)
Accumulated net realized loss	(84,098,108)
Unrealized appreciation (depreciation) on:
Investments	17,751,371
Total — representing net assets applicable to outstanding capital stock	$376,511,782

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
18

Columbia High Yield Opportunity Fund

Statement of Assets and Liabilities (continued)

November 30, 2012 (Unaudited)

Class A
Net assets	$191,840,976
Shares outstanding	44,563,831
Net asset value per share	$4.30
Maximum offering price per share(a)	$4.51
Class B
Net assets	$3,771,011
Shares outstanding	876,537
Net asset value per share	$4.30
Class C
Net assets	$11,622,200
Shares outstanding	2,699,862
Net asset value per share	$4.30
Class Z
Net assets	$169,277,595
Shares outstanding	39,320,470
Net asset value per share	$4.31

(a) The maximum offering price per share is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
19

Columbia High Yield Opportunity Fund

Statement of Operations

Six Months Ended November 30, 2012 (Unaudited)

Net investment income
Income:
Dividends — affiliated issuers	$10,441
Interest	12,368,780
Income from securities lending — net	58,393
Total income	12,437,614
Expenses:
Investment management fees	1,053,568
Distribution and/or service fees
Class A	240,872
Class B	20,152
Class C	57,050
Transfer agent fees
Class A	171,283
Class B	3,580
Class C	10,117
Class Z	135,308
Administration fees	125,978
Compensation of board members	10,822
Custodian fees	7,814
Printing and postage fees	52,645
Registration fees	49,030
Professional fees	24,911
Chief compliance officer expenses	53
Other	9,941
Total expenses	1,973,124
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(106,337)
Fees waived by Distributor — Class C	(8,657)
Expense reductions	(3,522)
Total net expenses	1,854,608
Net investment income	10,583,006
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	4,992,676
Net realized gain	4,992,676
Net change in unrealized appreciation (depreciation) on:
Investments	14,142,507
Net change in unrealized appreciation (depreciation)	14,142,507
Net realized and unrealized gain	19,135,183
Net increase in net assets resulting from operations	$29,718,189

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
20

Columbia High Yield Opportunity Fund

Statement of Changes in Net Assets

	Six Months Ended November 30, 2012 (Unaudited)	Year Ended May 31, 2012
Operations
Net investment income	$10,583,006	$20,344,700
Net realized gain	4,992,676	2,944,514
Net change in unrealized appreciation (depreciation)	14,142,507	(8,834,459)
Net increase in net assets resulting from operations	29,718,189	14,454,755
Distributions to shareholders:
Net investment income
Class A	(5,594,073)	(12,098,979)
Class B	(101,843)	(328,912)
Class C	(296,419)	(675,469)
Class Z	(4,596,180)	(7,476,311)
Total distributions to shareholders	(10,588,515)	(20,579,671)
Increase (decrease) in net assets from capital stock activity	26,198,585	13,575,200
Total increase in net assets	45,328,259	7,450,284
Net assets at beginning of period	331,183,523	323,733,239
Net assets at end of period	$376,511,782	$331,183,523
Excess of distributions over net investment income	$(1,716,224)	$(1,710,715)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
21

Columbia High Yield Opportunity Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended November 30, 2012 (Unaudited)		Year Ended May 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	3,276,787	13,746,173	11,543,920	46,123,001
Distributions reinvested	1,036,428	4,397,653	2,016,855	8,131,198
Redemptions	(4,590,491)	(19,426,646)	(15,437,170)	(61,739,441)
Net decrease	(277,276)	(1,282,820)	(1,876,395)	(7,485,242)
Class B shares
Subscriptions	20,387	84,387	30,465	121,017
Distributions reinvested	18,536	78,576	51,928	208,676
Redemptions(a)	(211,349)	(888,941)	(1,034,427)	(4,139,983)
Net decrease	(172,426)	(725,978)	(952,034)	(3,810,290)
Class C shares
Subscriptions	175,685	743,397	408,144	1,659,082
Distributions reinvested	52,175	221,365	113,344	456,487
Redemptions	(267,603)	(1,127,882)	(807,178)	(3,251,318)
Net decrease	(39,743)	(163,120)	(285,690)	(1,135,749)
Class Z shares
Subscriptions	11,232,481	47,528,721	20,145,835	82,145,423
Distributions reinvested	270,907	1,151,769	374,763	1,514,859
Redemptions	(4,806,043)	(20,309,987)	(14,349,584)	(57,653,801)
Net increase	6,697,345	28,370,503	6,171,014	26,006,481
Total net increase	6,207,900	26,198,585	3,056,895	13,575,200

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
22

Columbia High Yield Opportunity Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended November 30, 2012		Year Ended May 31,
Class A	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$4.08		$4.14		$3.79		$3.33		$4.17		$4.72
Income from investment operations:
Net investment income	0.12		0.26		0.28		0.27		0.30		0.31
Net realized and unrealized gain (loss)	0.22		(0.06)		0.35		0.53		(0.83)		(0.55)
Total from investment operations	0.34		0.20		0.63		0.80		(0.53)		(0.24)
Less distributions to shareholders:
Net investment income	(0.12)		(0.26)		(0.28)		(0.34)		(0.32)		(0.31)
Total distributions to shareholders	(0.12)		(0.26)		(0.28)		(0.34)		(0.32)		(0.31)
Proceeds from regulatory settlements	—		—		0.00	(a)	0.00	(a)	0.01		—
Net asset value, end of period	$4.30		$4.08		$4.14		$3.79		$3.33		$4.17
Total return	8.47%		5.14%		17.21%		24.50%		(12.04%)		(5.03%)
Ratios to average net assets(b)(c)
Total gross expenses	1.17	%(e)	1.16%		1.13%		1.12	%(d)	1.10%		1.14	%(d)
Total net expenses(f)	1.11	%(e)(g)	1.11	%(g)	1.05	%(g)	1.08	%(d)(g)	1.10	%(g)	1.13	%(d)(g)
Net investment income	5.78	%(e)	6.42%		6.94%		7.23%		9.08%		7.23%
Supplemental data
Net assets, end of period (in thousands)	$191,841		$182,777		$193,413		$184,253		$170,321		$205,330
Portfolio turnover	36%		79%		109%		60%		44%		50%

Notes to Financial Highlights

(a)  Rounds to less than $0.01.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Certain line items from prior years have been reclassified to conform to the current presentation.

(d)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(e)  Annualized.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
23

Columbia High Yield Opportunity Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2012		Year Ended May 31,
Class B	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$4.07		$4.14		$3.79		$3.33		$4.17		$4.72
Income from investment operations:
Net investment income	0.11		0.23		0.25		0.24		0.28		0.28
Net realized and unrealized gain (loss)	0.23		(0.07)		0.35		0.53		(0.84)		(0.55)
Total from investment operations	0.34		0.16		0.60		0.77		(0.56)		(0.27)
Less distributions to shareholders:
Net investment income	(0.11)		(0.23)		(0.25)		(0.31)		(0.29)		(0.28)
Total distributions to shareholders	(0.11)		(0.23)		(0.25)		(0.31)		(0.29)		(0.28)
Proceeds from regulatory settlements	—		—		0.00	(a)	0.00	(a)	0.01		—
Net asset value, end of period	$4.30		$4.07		$4.14		$3.79		$3.33		$4.17
Total return	8.33%		4.11%		16.34%		23.59%		(12.69%)		(5.73%)
Ratios to average net assets(b)(c)
Total gross expenses	1.91	%(d)	1.92%		1.88%		1.87	%(e)	1.85%		1.89	%(e)
Total net expenses(f)	1.86	%(d)(g)	1.86	%(g)	1.80	%(g)	1.83	%(e)(g)	1.85	%(g)	1.88	%(e)(g)
Net investment income	5.03	%(d)	5.69%		6.27%		6.50%		8.35%		6.47%
Supplemental data
Net assets, end of period (in thousands)	$3,771		$4,273		$8,283		$16,149		$23,665		$46,732
Portfolio turnover	36%		79%		109%		60%		44%		50%

Notes to Financial Highlights

(a)  Rounds to less than $0.01.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Certain line items from prior years have been reclassified to conform to the current presentation.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
24

Columbia High Yield Opportunity Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2012		Year Ended May 31,
Class C	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$4.08		$4.14		$3.79		$3.33		$4.17		$4.72
Income from investment operations:
Net investment income	0.11		0.23		0.25		0.25		0.28		0.29
Net realized and unrealized gain (loss)	0.22		(0.05)		0.36		0.52		(0.83)		(0.55)
Total from investment operations	0.33		0.18		0.61		0.77		(0.55)		(0.26)
Less distributions to shareholders:
Net investment income	(0.11)		(0.24)		(0.26)		(0.31)		(0.30)		(0.29)
Total distributions to shareholders	(0.11)		(0.24)		(0.26)		(0.31)		(0.30)		(0.29)
Proceeds from regulatory settlements	—		—		0.00	(a)	0.00	(a)	0.01		—
Net asset value, end of period	$4.30		$4.08		$4.14		$3.79		$3.33		$4.17
Total return	8.15%		4.52%		16.52%		23.76%		(12.57%)		(5.59%)
Ratios to average net assets(b)(c)
Total gross expenses	1.92	%(d)	1.91%		1.88%		1.87	%(e)	1.85%		1.89	%(e)
Total net expenses(f)	1.71	%(d)(g)	1.71	%(g)	1.65	%(g)	1.68	%(e)(g)	1.70	%(g)	1.73	%(e)(g)
Net investment income	5.18	%(d)	5.83%		6.35%		6.63%		8.49%		6.63%
Supplemental data
Net assets, end of period (in thousands)	$11,622		$11,167		$12,525		$12,769		$11,658		$15,202
Portfolio turnover	36%		79%		109%		60%		44%		50%

Notes to Financial Highlights

(a)  Rounds to less than $0.01.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Certain line items from prior years have been reclassified to conform to the current presentation.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
25

Columbia High Yield Opportunity Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2012		Year Ended May 31,
Class Z	(Unaudited)		2012		2011		2010		2009		2008
Per share data
Net asset value, beginning of period	$4.08		$4.14		$3.79		$3.33		$4.17		$4.72
Income from investment operations:
Net investment income	0.13		0.27		0.29		0.28		0.31		0.31
Net realized and unrealized gain (loss)	0.23		(0.06)		0.35		0.53		(0.83)		(0.54)
Total from investment operations	0.36		0.21		0.64		0.81		(0.52)		(0.23)
Less distributions to shareholders:
Net investment income	(0.13)		(0.27)		(0.29)		(0.35)		(0.33)		(0.32)
Total distributions to shareholders	(0.13)		(0.27)		(0.29)		(0.35)		(0.33)		(0.32)
Proceeds from regulatory settlements	—		—		0.00	(a)	0.00	(a)	0.01		—
Net asset value, end of period	$4.31		$4.08		$4.14		$3.79		$3.33		$4.17
Total return	8.86%		5.40%		17.50%		24.80%		(11.83%)		(4.79%)
Ratios to average net assets(b)(c)
Total gross expenses	0.92	%(d)	0.91%		0.88%		0.87	%(e)	0.85%		0.89	%(e)
Total net expenses(f)	0.86	%(d)(g)	0.86	%(g)	0.80	%(g)	0.83	%(e)(g)	0.85	%(g)	0.88	%(e)(g)
Net investment income	6.04	%(d)	6.64%		7.19%		7.48%		9.39%		7.47%
Supplemental data
Net assets, end of period (in thousands)	$169,278		$132,966		$109,512		$108,094		$112,037		$122,766
Portfolio turnover	36%		79%		109%		60%		44%		50%

Notes to Financial Highlights

(a)  Rounds to less than $0.01.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Certain line items from prior years have been reclassified to conform to the current presentation.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
26

Columbia High Yield Opportunity Fund

Notes to Financial Statements

November 30, 2012 (Unaudited)

Note 1. Organization

Columbia High Yield Opportunity Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class Z shares are not subject to sales charges, and are only available to certain investors.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Semiannual Report 2012
27

Columbia High Yield Opportunity Fund

Notes to Financial Statements (continued)

November 30, 2012 (Unaudited)

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Delayed Delivery Securities and Forward Sale Commitments

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

The Fund may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. While a forward sale commitment is outstanding, equivalent deliverable securities or an offsetting forward purchase commitment deliverable on or before the sale commitment date, are used to satisfy the commitment.

Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security Valuation" above. The forward sale commitment is "marked-to-market" daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into.

Loan Participations and Commitments

The Fund may invest in loan participations. When the Fund purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participation (Selling Participant), but not the borrower. However, the Fund assumes the credit risk of the borrower, Selling Participant and any other persons interpositioned between the Fund and the borrower. The Fund may not directly benefit from the collateral supporting the senior loan which it has purchased from the Selling Participant.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis, if any.

Corporate actions and dividend income are recorded on the ex-dividend date.

Semiannual Report 2012
28

Columbia High Yield Opportunity Fund

Notes to Financial Statements (continued)

November 30, 2012 (Unaudited)

The value of additional securities received as an income payment is recorded as income and increases the cost basis of such securities.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines

Semiannual Report 2012
29

Columbia High Yield Opportunity Fund

Notes to Financial Statements (continued)

November 30, 2012 (Unaudited)

from 0.59% to 0.36% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended November 30, 2012 was 0.58% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended November 30, 2012 was 0.07% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees.

For the six months ended November 30, 2012, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.18%
Class B	0.18
Class C	0.18
Class Z	0.18

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2012, these minimum account balance fees reduced total expenses by $3,522.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. The Plans also require the payment of a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares.

The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that the combined distribution and service fee does not exceed 0.85% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.

Semiannual Report 2012
30

Columbia High Yield Opportunity Fund

Notes to Financial Statements (continued)

November 30, 2012 (Unaudited)

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $42,097 for Class A, $1,648 for Class B and $63 for Class C shares for the six months ended November 30, 2012.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective October 1, 2012, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through September 30, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	1.08%
Class B	1.83
Class C	1.83
Class Z	0.83

Prior to October 1, 2012, the Investment Manager and certain of its affiliates contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, did not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	1.12%
Class B	1.87
Class C	1.87
Class Z	0.87

Under the agreement governing these fee waivers and/or reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties. Class C distribution fees waived by the Distributor, as discussed above, are in addition to the waiver/reimbursement commitment under the agreement.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At November 30, 2012, the cost of investments for federal income tax purposes was approximately $348,142,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$19,825,000
Unrealized depreciation	(2,074,000)
Net unrealized appreciation	17,751,000

The following capital loss carryforward, determined as of May 31, 2012 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2013	4,740,585
2014	7,033,993
2015	6,703,180
2016	378,711
2017	25,681,397
2018	44,544,886
Total	89,082,752

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $144,999,721 and $122,259,971, respectively, for the six months ended November 30, 2012.

Note 6. Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A.

Semiannual Report 2012
31

Columbia High Yield Opportunity Fund

Notes to Financial Statements (continued)

November 30, 2012 (Unaudited)

(JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or securities that either are issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities with value equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is requested to be delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended November 30, 2012 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

At November 30, 2012, the Fund did not have any securities on loan.

In October 2012, the Board voted to cease securities lending by or on December 31, 2012.

Note 7. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends — affiliated issuers" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 8. Shareholder Concentration

At November 30, 2012, one unaffiliated shareholder account owned 34.8% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such account. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 9. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the six months ended November 30, 2012.

Note 10. Significant Risks

High Yield Securities Risk

Investing in high-yield fixed income securities may involve greater credit risk and considerations not typically associated with investing in U.S. Government bonds and other higher quality fixed income securities. These securities are non-investment grade securities, often referred to as "junk" bonds. Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high-yield securities may be less liquid to the extent that there is no established secondary market.

Foreign Securities Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.

Semiannual Report 2012
32

Columbia High Yield Opportunity Fund

Notes to Financial Statements (continued)

November 30, 2012 (Unaudited)

securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

Note 11. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

In August 2012, the Board of Trustees approved a proposal to merge the Fund into Columbia High Yield Bond Fund. Shareholders of the Fund will vote on the proposed merger at a special meeting of shareholders to be held during the first half of 2013.

Note 12. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise

Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2012
33

Columbia High Yield Opportunity Fund

Board Consideration and Approval of
Advisory Agreement

On June 6, 2012, the Board of Trustees (the "Board") and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) of the Trust (the "Independent Trustees") unanimously approved the continuation of the Investment Management Services Agreement (the "Advisory Agreement") with Columbia Management Investment Advisers, LLC (the "Investment Manager") with respect to Columbia High Yield Opportunity Fund (the "Fund"), a series of the Trust. As detailed below, the Advisory Fees and Expenses Committee (the "Committee") and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager before determining to approve the continuation of the Advisory Agreement.

In connection with their deliberations regarding the continuation of the Advisory Agreement, the Committee and the Board requested and evaluated materials from the Investment Manager regarding the Fund and the Advisory Agreement, and discussed these materials with representatives of the Investment Manager at the Committee meeting held on June 5, 2012 and at the Board meeting held on June 6, 2012. In addition, the Board considers matters bearing on the Advisory Agreement at most of its other meetings throughout the year and meets regularly with senior management of the Funds and the Investment Manager. Through the Board's Investment Oversight Committees, Trustees also meet with selected Fund portfolio managers and other investment personnel at various times throughout the year. The Committee and the Board also consulted with Fund counsel and with the Independent Trustees' independent legal counsel, who advised on the legal standard for consideration by the Board and otherwise assisted the Board in its deliberations. On June 5, 2012, the Committee recommended that the Board approve the continuation of the Advisory Agreement. On June 6, 2012, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement for the Fund.

The Committee and the Board considered all information that they, their legal counsel, or the Investment Manager believed reasonably necessary to evaluate and to determine whether to approve the continuation of the Advisory Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Advisory Agreement for the Fund included the following:

•  Information on the investment performance of the Fund relative to the performance of the Fund's benchmarks and the performance of a group of comparable mutual funds, as determined by an independent third-party data provider;

•  Information on the Fund's advisory fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by an independent third-party data provider;

•  The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) would not exceed the median expenses of a group of comparable funds (as determined from time to time, generally annually, by an independent third-party data provider);

•  The terms and conditions of the Advisory Agreement, including that the advisory fee rates payable by the Fund would not change;

•  The terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including the Administrative Services Agreement, the Distribution Agreement and the Transfer and Dividend Disbursing Agent Agreement, noting in the case of the Transfer and Dividend Disbursing Agent Agreement certain proposed changes to the fee rates payable thereunder;

•  Descriptions of various functions performed by the Investment Manager under the Advisory Agreement, including portfolio management and portfolio trading practices;

•  Information regarding the management fees and investment performance of any comparable portfolios of other clients of the Investment Manager, including institutional separate accounts; and

•  The profitability to the Investment Manager and its affiliates from their relationships with the Fund.

Semiannual Report 2012
34

Columbia High Yield Opportunity Fund

Board Consideration and Approval of
Advisory Agreement (continued)

Nature, Extent and Quality of Services to be Provided under the Advisory Agreement

The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Advisory Agreement and under separate agreements for the provision of transfer agency and administrative services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager's ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, the quality of the Investment Manager's investment research capabilities and trade execution services, and the other resources that the Investment Manager devotes to the Fund. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager's ability to provide administrative services to the Fund pursuant to a separate administrative services agreement, including the Investment Manager's ability to coordinate the activities of the Fund's other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the expected nature, extent and quality of the services to be provided to the Fund under the Advisory Agreement supported the continuation of such agreement.

Investment Performance

The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information based on reports of an independent third-party data provider that compared the performance of the Fund to the performance of a group of comparable mutual funds. The Committee and the Board also reviewed a description of the third party's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons. In the case of each Fund whose performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the Fund's Advisory Agreement. Those factors varied from fund to fund, but included one or more of the following: (i) that the Fund's performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund's investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund's investment strategy; (iii) that the Fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund's investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.

The Committee and the Board noted that, through December 31, 2011, the Fund's performance was in the 3.3, 45.7, and 66.2 percentiles (where the best performance would be in the first percentile) of its category selected by an independent third-party data provider for the purposes of performance comparisons for the one-, three- and five- year periods, respectively.

The Committee and the Board also considered the Investment Manager's performance and reputation generally, the Investment Manager's historical responsiveness to Board concerns about performance and the Investment Manager's willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions regarding the Advisory Agreement, that the performance of the Fund and the Investment Manager was sufficient, in light of other considerations, to warrant the continuation of the Advisory Agreement.

Semiannual Report 2012
35

Columbia High Yield Opportunity Fund

Board Consideration and Approval of
Advisory Agreement (continued)

Investment Advisory Fee Rates and Other Expenses

The Committee and the Board considered the advisory fees to be charged to the Fund under the Advisory Agreement as well as the total expenses to be incurred by the Fund. In assessing the reasonableness of the fees under the Advisory Agreement, the Committee and the Board considered, among other information, the Fund's advisory fee and its expected total expense ratio as a percentage of average daily net assets. The Committee and the Board noted that the Fund's actual management fee and total net expense ratio are ranked in the third and fourth quintiles, respectively, against the Fund's expense universe as determined by an independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.

The Committee and the Board also considered the fact that the advisory fee rates payable by the Fund to the Investment Manager under the Advisory Agreement were the same as those currently paid by the Fund to the Investment Manager.

The Committee and the Board also received and considered information about the advisory fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. In evaluating the Fund's advisory fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the advisory fee rates and expenses of the Fund supported the continuation of the Advisory Agreement.

Costs of Services to be Provided and Profitability

The Committee and the Board also took note of the costs of the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates in connection with their relationships with the Fund. In evaluating these considerations, the Committee and the Board took note of the advisory fees charged by the Investment Manager to other clients, including fees charged by the Investment Manager to any institutional separate account clients with similar investment strategies to those of the Fund.

The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager's affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability of the Investment Manager and its affiliates of their relationships with the Fund, and information about the allocation of expenses used to calculate profitability. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of the fund, the expense ratio of the fund, and the implementation of expense limitations with respect to the fund. The Committee and the Board also considered information provided by the Investment Manager regarding its financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Advisory Agreement.

Economies of Scale

The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager's investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment advisory fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading and compliance resources. The Committee and the Board noted that the investment advisory fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.

In considering these issues, the Committee and the Board also considered the costs of the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates from their relationships with the

Semiannual Report 2012
36

Columbia High Yield Opportunity Fund

Board Consideration and Approval of
Advisory Agreement (continued)

Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which economies of scale were expected to be shared with the Fund supported the continuation of the Advisory Agreement.

Other Benefits to the Investment Manager

The Committee and the Board received and considered information regarding "fall-out" or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager to provide administrative services to the Fund and the engagement of the Investment Manager's affiliates to provide distribution and transfer agency services to the Fund. The Committee and the Board considered that the Fund's distributor retains a portion of the distribution fees from the Fund and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund's securities transactions, and reviewed information about the Investment Manager's practices with respect to allocating portfolio brokerage for brokerage and research services. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that would be in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager's profitability would be somewhat lower without these benefits.

Conclusion

The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Advisory Agreement. No single item was identified as paramount or controlling, and individual Trustees may have attributed different weights to various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement.

Semiannual Report 2012
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Semiannual Report 2012
40

Columbia High Yield Opportunity Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2012
41

Columbia High Yield Opportunity Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1045 D (1/13)

Semiannual Report

November 30, 2012

Columbia Risk Allocation Fund

Not FDIC insured • No bank guarantee • May lose value

Columbia Risk Allocation Fund

President's Message

Dear Shareholders,

Stocks rebound around the world

After a weak second quarter, U.S. stock market averages rebounded in the third quarter, erasing earlier losses and boosting year-to-date returns well into double digits. Welcome news from Europe and additional quantitative easing in the United States by the Federal Reserve Board helped bolster the rally. The Standard & Poor's 500 Index (S&P 500 Index) rose 6.35% (total return) for the quarter. The Dow Jones Industrial Average advanced 4.32% for the same period. From the beginning of the calendar year through September 30, 2012, the S&P 500 Index was up 16.44% (total return). And, as of the end of September, the S&P 500 Index stood at 1,440 — approximately 8% below its all-time high of 1,565 that was set on October 9, 2007.

Outside the United States, stock markets of both developed and emerging market economies rebounded, as measured in U.S. dollars. Investors responded favorably to the announcement of policy measures aimed to resolve the eurozone crisis, which could potentially have a favorable impact on growth in emerging market economies. A weaker dollar also benefited returns to U.S. investors.

Solid gains for fixed income

Within fixed income, investors appeared to be increasingly willing to take on risk as they abandoned higher quality sectors that dominated the performance rankings in the second quarter and favored riskier sectors, where yield spreads tightened by a significant margin. Fixed-income returns were strong, but unlike equities, they have been less volatile, accumulating steadily over the course of the year. Gains were the highest for high-yield and emerging market bonds. By contrast, government issued debt securities eked out smaller gains.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success — and, most importantly, that of our investors — are highly talented industry professionals, brought together by a unique way of working. We are dedicated to helping you take advantage of today's opportunities and anticipate tomorrow's. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, featuring timely posts by our investment teams

>  Detailed up-to-date fund performance and portfolio information

>  Economic analysis and market commentary

>  Quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. The Dow Jones Industrial Average is a price weighted average of 30 actively traded shares of blue chip U.S. industrial corporations listed on the New York Stock Exchange. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2012

Columbia Risk Allocation Fund

Portfolio Overview	2
Understanding Your Fund's Expenses	3
Portfolio of Investments	4
Statement of Assets and Liabilities	8
Statement of Operations	10
Statement of Changes in Net Assets	11
Financial Highlights	13
Notes to Financial Statements	20
Board Consideration and Approval of Advisory Agreement	28
Important Information About This Report	33

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2012

Columbia Risk Allocation Fund

Portfolio Overview

(Unaudited)

Market Exposure By Asset Class Categories (%)(a) As a Percent of Fund Net Assets (at November 30, 2012)
Fixed Income	108.8
Equity	46.2
Inflation-hedging assets(b)	42.7

(a) The percentages do not equal 100% due to the effects of leverage within the Fund's portfolio. Leverage exists when the Fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction. The Fund's portfolio composition and its market exposure are subject to change.

(b) Inflation-hedging assets may include, but are not limited to, direct or indirect investments in commodity-related investments, including certain types of commodities-linked derivatives, and U.S. and non-U.S. inflation-linked bonds.

Portfolio Management

Todd White

Kent Peterson, Ph.D.

Anwiti Bahuguna, Ph.D.

Beth Vanney

Fred Copper, CFA

Semiannual Report 2012
2

Columbia Risk Allocation Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

June 19, 2012 – November 30, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)	Effective Expenses Paid During the Period ($)		Fund's Effective Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual*	Hypothetical	Actual*	Hypothetical	Actual*	Actual*	Hypothetical	Actual*
Class A	1,000.00	1,000.00	1,096.00	1,019.81	2.78	2.68	0.59	4.76	4.58	1.01
Class C	1,000.00	1,000.00	1,093.00	1,016.49	6.25	6.03	1.33	8.23	7.93	1.75
Class K (formerly Class R4)	1,000.00	1,000.00	1,096.00	1,019.68	2.92	2.81	0.62	4.90	4.72	1.04
Class R	1,000.00	1,000.00	1,095.00	1,018.69	3.95	3.81	0.84	5.93	5.71	1.26
Class R5	1,000.00	1,000.00	1,098.00	1,020.76	1.79	1.73	0.38	3.77	3.63	0.80
Class W	1,000.00	1,000.00	1,097.00	1,019.86	2.73	2.63	0.58	4.71	4.54	1.00
Class Z	1,000.00	1,000.00	1,098.00	1,020.94	1.60	1.54	0.34	3.58	3.45	0.76

Expenses paid during the period are equal to the Fund's annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Effective expenses paid during the period and the Fund's effective annualized expense ratio include expenses borne directly to the class plus the Fund's pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund's most recent shareholder report.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Columbia Management Investment Advisers, LLC and/or certain of its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until September 30, 2014, unless sooner terminated at the sole discretion of the Fund's Board, such that net expenses (excluding fees and expenses of acquired funds) will not exceed 0.75% for Class A, 1.50% for Class C, 1.00% for Class R, 0.75% for Class W and 0.50% for Class Z. Any amounts waived will not be reimbursed by the Fund. Under the agreement, the actual expenses paid (excluding fees and expenses of acquiring funds) would have been $3.53 for Class A, $7.05 for Class C, $4.71 for Class R, $3.53 for Class W and $2.36 for Class Z; the hypothetical expenses paid (excluding fees and expenses of acquiring funds) would have been $3.40 for Class A, $6.79 for Class C, $4.53 for Class R, $3.40 for Class W and $2.27 for Class Z.

*For the period from June 19, 2012 (commencement of operations) through November 30, 2012.

Semiannual Report 2012
3

Columbia Risk Allocation Fund

Portfolio of Investments

November 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Exchange-Traded Funds 1.3%

	Shares	Value ($)
PowerShares DB Gold Fund(a)	3,019	177,638
Total Exchange-Traded Funds (Cost: $169,866)		177,638

Mutual Funds 57.9%

Issuer	Shares	Value ($)
Central Fund of Canada Ltd., Class A Shares	72,681	1,667,302
Columbia Commodity Strategy Fund, Class I Shares(a)(b)	396,520	3,766,942
Columbia Emerging Markets Fund, Class I Shares(a)(b)	217,689	2,181,239
Total Mutual Funds (Cost: $7,054,465)		7,615,483

Money Market Funds 36.9%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.154%(b)(c)	4,850,192	4,850,192

Total Money Market Funds (Cost: $4,850,192)	4,850,192
Total Investments (Cost: $12,074,523)	12,643,313
Other Assets & Liabilities, Net	510,550
Net Assets	13,153,863

Investments in Derivatives

Futures Contracts Outstanding at November 30, 2012

At November 30, 2012, $360,862 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Canadian Bond, 10-year	8	1,101,002	March 2013	5,781	—
E-Mini S&P 500 Index	31	2,192,320	December 2012	—	(25,156)
Euro Stoxx 50	17	570,200	December 2012	15,319	—
Euro-Bund, 10-year	15	2,819,139	March 2013	12,969	—
FTSE 100 Index	6	564,614	December 2012	11,123	—
Japanese Government Bond, 10-year	15	2,636,441	December 2012	21,644	—
Tokyo Price Index	6	568,448	December 2012	40,598	—
United Kingdom Long GILT, 10-year	6	1,147,300	March 2013	7,294	—
U.S. Treasury Long Bond, 20-year	22	3,301,375	March 2013	14,042	—
Total		14,900,839		128,770	(25,156)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
4

Columbia Risk Allocation Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Notes to Portfolio of Investments (continued)

Interest Rate Swap Contracts Outstanding at November 30, 2012

Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Fixed Rate (%)	Expiration Date	Notional Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Wells Fargo Bank	6-Month AUD Bankbills	Pay	3.9520	June 20, 2022	AUD	930,000	19,221	—
Wells Fargo Bank	6-Month JPY LIBOR	Pay	0.8240	June 21, 2022	JPY	58,420,000	10,947	—
Wells Fargo Bank	6-Month Euribor	Pay	1.9425	June 21, 2022	EUR	590,000	27,185	—
Wells Fargo Bank	3-Month USD LIBOR	Pay	2.4370	June 21, 2042	USD	860,000	—	(15,234)
Total						60,800,000	57,353	(15,234)

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends or Interest Income ($)	Value ($)
Columbia Commodity Strategy Fund, Class I Shares	—	3,931,549	(439,000)	30,675	3,523,224	—	—	3,766,942
Columbia Emerging Markets Fund, Class I Shares	—	2,704,192	(673,000)	(3,966)	2,027,226	64,658	—	2,181,239
Columbia Short-Term Cash Fund	10,000,000	5,599,649	(10,749,457)	—	4,850,192	—	3,433	4,850,192
Total	10,000,000	12,235,390	(11,861,457)	26,709	10,400,642	64,658	3,433	10,798,373

(c)  The rate shown is the seven-day current annualized yield at November 30, 2012.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
5

Columbia Risk Allocation Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
6

Columbia Risk Allocation Fund

Portfolio of Investments (continued)

November 30, 2012 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at November 30, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Exchange-Traded Funds	177,638	—	—	177,638
Total Equity Securities	177,638	—	—	177,638
Other
Mutual Funds	7,615,483	—	—	7,615,483
Money Market Funds	4,850,192	—	—	4,850,192
Total Other	12,465,675	—	—	12,465,675
Investments in Securities	12,643,313	—	—	12,643,313
Derivatives
Assets
Futures Contracts	128,770	—	—	128,770
Swap Contracts	—	57,353	—	57,353
Liabilities
Futures Contracts	(25,156)	—	—	(25,156)
Swap Contracts	—	(15,234)	—	(15,234)
Total	12,746,927	42,119	—	12,789,046

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
7

Columbia Risk Allocation Fund

Statement of Assets and Liabilities

November 30, 2012 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $1,673,881)	$1,844,940
Affiliated issuers (identified cost $10,400,642)	10,798,373
Total investments (identified cost $12,074,523)	12,643,313
Margin deposits on futures contracts	360,862
Unrealized appreciation on swap contracts	57,353
Receivable for:
Capital shares sold	45,108
Dividends	600
Variation margin on futures contracts	4,038
Expense reimbursement due from Investment Manager	680
Prepaid expenses	128
Trustees' deferred compensation plan	226
Other assets	77,268
Total assets	13,189,576
Liabilities
Unrealized depreciation on swap contracts	15,234
Payable for:
Investment management fees	134
Distribution and/or service fees	60
Administration fees	22
Compensation of board members	2,241
Chief compliance officer expenses	8
Other expenses	17,788
Trustees' deferred compensation plan	226
Total liabilities	35,713
Net assets applicable to outstanding capital stock	$13,153,863
Represented by
Paid-in capital	$12,095,319
Excess of distributions over net investment income	(21,691)
Accumulated net realized gain	362,884
Unrealized appreciation (depreciation) on:
Investments	568,790
Foreign currency translations	2,828
Futures contracts	103,614
Swap contracts	42,119
Total — representing net assets applicable to outstanding capital stock	$13,153,863

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
8

Columbia Risk Allocation Fund

Statement of Assets and Liabilities (continued)

November 30, 2012 (Unaudited)

Class A
Net assets	$7,190,474
Shares outstanding	655,828
Net asset value per share	$10.96
Maximum offering price per share(a)	$11.63
Class C
Net assets	$452,250
Shares outstanding	41,386
Net asset value per share	$10.93
Class K(b)
Net assets	$2,741
Shares outstanding	250
Net asset value per share	$10.96
Class R
Net assets	$2,738
Shares outstanding	250
Net asset value per share	$10.95
Class R5
Net assets	$2,744
Shares outstanding	250
Net asset value per share	$10.98
Class W
Net assets	$2,741
Shares outstanding	250
Net asset value per share(c)	$10.97
Class Z
Net assets	$5,500,175
Shares outstanding	501,095
Net asset value per share	$10.98

(a) The maximum offering price per share is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

(b) Effective October 25, 2012, Class R4 shares were renamed Class K shares.

(c) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
9

Columbia Risk Allocation Fund

Statement of Operations

Six Months Ended November 30, 2012(a) (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$718
Dividends — affiliated issuers	3,433
Foreign taxes withheld	(108)
Total income	4,043
Expenses:
Investment management fees	21,189
Distribution and/or service fees
Class A	7,038
Class C	871
Class R	6
Class W	3
Transfer agent fees
Class A	195
Class C	6
Class K(b)	1
Class R5	1
Class Z	162
Administration fees	3,164
Plan administration fees
Class K(b)	3
Compensation of board members	7,652
Custodian fees	9,243
Printing and postage fees	4,222
Registration fees	4,447
Professional fees	15,379
Organizational expenses	59,810
Chief compliance officer expenses	8
Other	1,458
Total expenses	134,858
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(109,124)
Total net expenses	25,734
Net investment loss	(21,691)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	8,441
Investments — affiliated issuers	26,709
Capital gain distributions from underlying affiliated funds	64,658
Foreign currency translations	1,792
Futures contracts	262,357
Swap contracts	(1,073)
Net realized gain	362,884
Net change in unrealized appreciation (depreciation) on:
Investments	568,790
Foreign currency translations	2,828
Futures contracts	103,614
Swap contracts	42,119
Net change in unrealized appreciation (depreciation)	717,351
Net realized and unrealized gain	1,080,235
Net increase in net assets resulting from operations	$1,058,544

(a) For the period from June 19, 2012 (commencement of operations) to November 30, 2012.

(b) Effective October 25, 2012, Class R4 shares were renamed Class K shares.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
10

Columbia Risk Allocation Fund

Statement of Changes in Net Assets

Six Months Ended November 30, 2012(a) (Unaudited)
Operations
Net investment loss	$(21,691)
Net realized gain	362,884
Net change in unrealized appreciation (depreciation)	717,351
Net increase in net assets resulting from operations	1,058,544
Increase (decrease) in net assets from capital stock activity	2,095,319
Total increase in net assets	3,153,863
Net assets at beginning of period	10,000,000
Net assets at end of period	$13,153,863
Excess of distributions over net investment income	$(21,691)

(a) For the period from June 19, 2012 (commencement of operations) to November 30, 2012.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
11

Columbia Risk Allocation Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended November 30, 2012(a) (Unaudited)
	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	159,050	1,667,850
Redemptions	(2,597)	(27,513)
Net increase	156,453	1,640,337
Class C shares
Subscriptions	41,136	436,407
Net increase	41,136	436,407
Class Z shares
Subscriptions	2,262	24,442
Redemptions	(542)	(5,867)
Net increase	1,720	18,575
Total net increase	199,309	2,095,319

(a) For the period from June 19, 2012 (commencement of operations) to November 30, 2012.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
12

Columbia Risk Allocation Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

Class A	Six Months Ended November 30, 2012(a) (Unaudited)
Per share data
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment loss	(0.02)
Net realized and unrealized gain	0.98
Total from investment operations	0.96
Net asset value, end of period	$10.96
Total return	9.60%
Ratios to average net assets(b)
Total gross expenses	2.66	%(c)
Total net expenses(d)	0.59	%(c)
Net investment loss	(0.51	%)(c)
Supplemental data
Net assets, end of period (in thousands)	$7,190
Portfolio turnover	21%

Notes to Financial Highlights

(a)  For the period from June 19, 2012 (commencement of operations) to November 30, 2012.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
13

Columbia Risk Allocation Fund

Financial Highlights (continued)

Class C	Six Months Ended November 30, 2012(a) (Unaudited)
Per share data
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment loss	(0.06)
Net realized and unrealized gain	0.99
Total from investment operations	0.93
Net asset value, end of period	$10.93
Total return	9.30%
Ratios to average net assets(b)
Total gross expenses	3.65	%(c)
Total net expenses(d)	1.33	%(c)
Net investment loss	(1.26	%)(c)
Supplemental data
Net assets, end of period (in thousands)	$452
Portfolio turnover	21%

Notes to Financial Highlights

(a)  For the period from June 19, 2012 (commencement of operations) to November 30, 2012.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
14

Columbia Risk Allocation Fund

Financial Highlights (continued)

Class K(a)	Six Months Ended November 30, 2012(b) (Unaudited)
Per share data
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment loss	(0.03)
Net realized and unrealized gain	0.99
Total from investment operations	0.96
Net asset value, end of period	$10.96
Total return	9.60%
Ratios to average net assets(c)
Total gross expenses	2.65	%(d)
Total net expenses(e)	0.62	%(d)
Net investment loss	(0.53	%)(d)
Supplemental data
Net assets, end of period (in thousands)	$3
Portfolio turnover	21%

Notes to Financial Highlights

(a)  Effective October 25, 2012, Class R4 shares were renamed Class K shares.

(b)  For the period from June 19, 2012 (commencement of operations) to November 30, 2012.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
15

Columbia Risk Allocation Fund

Financial Highlights (continued)

Class R	Six Months Ended November 30, 2012(a) (Unaudited)
Per share data
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment loss	(0.04)
Net realized and unrealized gain	0.99
Total from investment operations	0.95
Net asset value, end of period	$10.95
Total return	9.50%
Ratios to average net assets(b)
Total gross expenses	2.86	%(c)
Total net expenses(d)	0.84	%(c)
Net investment loss	(0.74	%)(c)
Supplemental data
Net assets, end of period (in thousands)	$3
Portfolio turnover	21%

Notes to Financial Highlights

(a)  For the period from June 19, 2012 (commencement of operations) to November 30, 2012.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
16

Columbia Risk Allocation Fund

Financial Highlights (continued)

Class R5	Six Months Ended November 30, 2012(a) (Unaudited)
Per share data
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment loss	(0.01)
Net realized and unrealized gain	0.99
Total from investment operations	0.98
Net asset value, end of period	$10.98
Total return	9.80%
Ratios to average net assets(b)
Total gross expenses	2.41	%(c)
Total net expenses(d)	0.38	%(c)
Net investment loss	(0.29	%)(c)
Supplemental data
Net assets, end of period (in thousands)	$3
Portfolio turnover	21%

Notes to Financial Highlights

(a)  For the period from June 19, 2012 (commencement of operations) to November 30, 2012.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
17

Columbia Risk Allocation Fund

Financial Highlights (continued)

Class W	Six Months Ended November 30, 2012(a) (Unaudited)
Per share data
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment loss	(0.02)
Net realized and unrealized gain	0.99
Total from investment operations	0.97
Net asset value, end of period	$10.97
Total return	9.70%
Ratios to average net assets(b)
Total gross expenses	2.61	%(c)
Total net expenses(d)	0.58	%(c)
Net investment loss	(0.50	%)(c)
Supplemental data
Net assets, end of period (in thousands)	$3
Portfolio turnover	21%

Notes to Financial Highlights

(a)  For the period from June 19, 2012 (commencement of operations) to November 30, 2012.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
18

Columbia Risk Allocation Fund

Financial Highlights (continued)

Class Z	Six Months Ended November 30, 2012(a) (Unaudited)
Per share data
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment loss	(0.01)
Net realized and unrealized gain	0.99
Total from investment operations	0.98
Net asset value, end of period	$10.98
Total return	9.80%
Ratios to average net assets(b)
Total gross expenses	2.38	%(c)
Total net expenses(d)	0.34	%(c)
Net investment loss	(0.26	%)(c)
Supplemental data
Net assets, end of period (in thousands)	$5,500
Portfolio turnover	21%

Notes to Financial Highlights

(a)  For the period from June 19, 2012 (commencement of operations) to November 30, 2012.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
19

Columbia Risk Allocation Fund

Notes to Financial Statements

November 30, 2012 (Unaudited)

Note 1. Organization

Columbia Risk Allocation Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund may invest significantly in Class I shares of mutual funds managed by Columbia Management Investment Advisers, LLC (Columbia Management), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), or its affiliates (Columbia Funds), exchange-traded funds (ETFs) and third party-advised funds (collectively, Underlying Funds). Columbia Management is the Investment Manager for the Fund. The financial statements of the Underlying Funds in which the Fund invests should be read in conjunction with the Fund's financial statements. The Fund also invests significantly in derivatives.

On June 18, 2012, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), invested $10,000,000 in the Fund (499,375 shares for Class A, 250 shares for Class C, 250 shares for Class R, 250 shares for Class K, 250 shares for Class R5, 250 shares for Class W and 499,375 shares for Class Z), which represented the initial capital for each class at $10.00 per share. Shares of the Fund were first offered to the public on June 21, 2012.

These financial statements cover the period from June 19, 2012 (commencement of operations) to November 30, 2012.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class C, Class K, Class R, Class R5, Class W and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class K shares (formerly Class R4 shares) are not subject to sales charges; however, this share class is closed to new investors. Effective October 25, 2012, Class R4 shares were renamed Class K shares.

Class R shares are not subject to sales charges and are only available to qualifying institutional investors.

Class R5 shares are not subject to sales charges. Effective November 8, 2012, Class R5 shares are only available to investors purchasing through authorized investment professionals. Prior to November 8, 2012, Class R5 shares were closed to new investors.

Class W shares are not subject to sales charges and are only available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges, and are only available to certain investors.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities and exchange traded funds (ETFs) are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities and ETFs are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Investments in the underlying funds are valued at the net asset value of each class of the respective underlying fund

Semiannual Report 2012
20

Columbia Risk Allocation Fund

Notes to Financial Statements (continued)

November 30, 2012 (Unaudited)

determined as of the close of the New York Stock Exchange on the valuation date.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the agreement between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Futures Contracts

Futures contracts represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, manage the duration and yield curve exposure of the Fund versus the benchmark, manage exposure to movements in interest rates, manage exposure to the securities market, and maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. Upon entering into futures contracts, the Fund bears risks which may include interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to

Semiannual Report 2012
21

Columbia Risk Allocation Fund

Notes to Financial Statements (continued)

November 30, 2012 (Unaudited)

varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Interest Rate Swap Contracts

The Fund entered into interest rate swap transactions to produce incremental earnings, gain exposure to or protect itself from market rate changes, and to synthetically add or subtract principal exposure to a market. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future (the effective date). The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.

Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.

Risks of entering into interest rate swaps include a lack of correlation between the swaps and the portfolio of bonds the swaps are designed to hedge or replicate. A lack of correlation may cause the interest rate swaps to experience adverse changes in value relative to expectations. In addition, interest rate swaps are subject to the risk of default of a counterparty, and the risk of adverse movements in market interest rates relative to the interest rate swap positions taken. The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life to the extent that such amount is positive, plus the cost of entering into a similar transaction with another counterparty.

The Fund attempts to mitigate counterparty credit risk by entering into interest rate swap transactions only with counterparties that meet prescribed levels of creditworthiness, as determined by the Investment Manager. The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net market value of all derivative transactions entered into pursuant to the contract between the Fund and such counterparty. If the net market value of such derivatives transactions between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty is required to post cash and/or securities as collateral. Market values of derivatives transactions presented in the financial statements are not netted with the market values of other derivatives transactions or with any collateral amounts posted by the Fund or any counterparty.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund's operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments at November 30, 2012:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity contracts	Net assets — unrealized appreciation on futures contracts	67,040	*
Interest rate contracts	Unrealized appreciation on swap contracts	57,353
Interest rate contracts	Net assets — unrealized appreciation on futures contracts	61,730	*
Total		186,123
Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity contracts	Net assets — unrealized depreciation on futures contracts	25,156*
Interest rate contracts	Unrealized depreciation on swap contracts	15,234
Total		40,390

*Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

Semiannual Report 2012
22

Columbia Risk Allocation Fund

Notes to Financial Statements (continued)

November 30, 2012 (Unaudited)

The effect of derivative instruments in the Statement of Operations for the period ended November 30, 2012:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)	Swap Contracts ($)	Total ($)
Equity contracts	210,740	—	210,740
Interest rate contracts	51,617	(1,073)	50,544
Total	262,357	(1,073)	261,284
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)	Swap Contracts ($)	Total ($)
Equity contracts	41,884	—	41,884
Interest rate contracts	61,730	42,119	103,849
Total	103,614	42,119	145,733

The following table is a summary of the volume of derivative instruments for the period ended November 30, 2012:

Derivative Instrument	Contracts Opened
Futures contracts	335
Swap contracts	4

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange traded funds (ETFs) and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on estimates made by the Fund's management if actual information has not yet been reported. Return of capital is recorded as a reduction of the cost basis of securities held. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the BDCs, ETFs and REITs, which could result in a proportionate change in return of capital to shareholders.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general

Semiannual Report 2012
23

Columbia Risk Allocation Fund

Notes to Financial Statements (continued)

November 30, 2012 (Unaudited)

indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is an annual fee that is a blend of (i) 0.00% on assets invested in affiliated mutual funds, ETFs and closed-end funds that pay an investment advisory fee to the Investment Manager, (ii) 0.10% on assets invested in third party advised ETFs and mutual funds and (iii) an advisory fee that declines from 0.70% to 0.60%, depending on asset levels, on assets invested in securities, instruments and other assets not described above, including other funds advised by the Investment Manager that do not pay an investment advisory fee, ETFs, third party closed-end funds, derivatives and individual securities. The annualized effective investment management fee rate for the period ended November 30, 2012 was 0.40% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% as the Fund's net assets increase. The annualized effective administration fee rate for the period ended November 30, 2012 was 0.06% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the period ended November 30, 2012, there were no expenses incurred for these particular items.

Offering Costs

Offering costs were incurred prior to the shares of the Fund being offered publicly. Offering costs include, among other things, state registration filing fees and printing costs. The Fund amortizes offering cost over a period of 12 months from the commencement of operations.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts

Semiannual Report 2012
24

Columbia Risk Allocation Fund

Notes to Financial Statements (continued)

November 30, 2012 (Unaudited)

with the Fund that is a percentage of the average aggregate value of the Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agent fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class.

For the period ended November 30, 2012, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.01%
Class C	0.01
Class K	0.05
Class R	0.01
Class R5	0.05
Class W	0.01
Class Z	0.01

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the period ended November 30, 2012, no minimum account balance fees were charged by the Fund.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class W shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class C shares. For Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $10,274 for Class A shares for the period November 30, 2012.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through September 30, 2014, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	0.75%
Class C	1.50
Class K	0.63
Class R	1.00
Class R5	0.38
Class W	0.75
Class Z	0.50

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Semiannual Report 2012
25

Columbia Risk Allocation Fund

Notes to Financial Statements (continued)

November 30, 2012 (Unaudited)

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At November 30, 2012, the cost of investments for federal income tax purposes was approximately $12,074,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$569,000
Unrealized depreciation	0
Net unrealized appreciation	$569,000

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $8,614,672 and $1,425,491, respectively, for the period ended November 30, 2012.

Note 6. Affiliated Money Market Fund

The Fund significantly invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends — affiliated issuers" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At November 30, 2012, one unaffiliated shareholder account owned 14.2% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such account. Affiliated shareholder accounts owned 83.6% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the period ended November 30, 2012.

Note 9. Significant Risks

Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties

Semiannual Report 2012
26

Columbia Risk Allocation Fund

Notes to Financial Statements (continued)

November 30, 2012 (Unaudited)

ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2012
27

Columbia Risk Allocation Fund

Board Consideration and Approval of
Advisory Agreement

On June 6, 2012, the Board of Trustees (the "Board") and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) of the Trust (the "Independent Trustees") unanimously approved, for an initial two-year term, the Investment Management Services Agreement (the "Advisory Agreement") with Columbia Management Investment Advisers, LLC (the "Investment Manager") with respect to Columbia Risk Allocation Fund (the "Fund"), a series of the Trust. As detailed below, the Advisory Fees and Expenses Committee (the "Committee") and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager before determining to approve the Advisory Agreement.

In connection with their deliberations regarding the proposed Advisory Agreement, the Committee and the Board requested and evaluated materials from the Investment Manager regarding the Fund and the Advisory Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on April 25, 2012 and June 6, 2012 and at the Board meeting held on June 6, 2012. The Committee and the Board also consulted with Fund counsel and with the Independent Trustees' independent legal counsel, who advised on the legal standard for consideration by the Board and otherwise assisted the Board in its deliberations. On June 5, 2012, the Committee recommended that the Board approve the Advisory Agreement. On June 6, 2012, the Board, including the Independent Trustees, voting separately, unanimously approved the Advisory Agreement for the Fund.

The Committee and the Board considered all information that they, their legal counsel, or the Investment Manager believed reasonably necessary to evaluate and to determine whether to approve the Advisory Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. The information and factors considered by the Committee and the Board in recommending for approval or approving the Advisory Agreement for the Fund included the following:

•  Information regarding the reputation, financial strength, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel proposed to provide investment management, administrative and other services to the Fund;

•  Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager's compliance system by the Fund's Chief Compliance Officer, to be provided under a separate Administrative Services Agreement;

•  The terms and conditions of the Advisory Agreement;

•  The terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including the Administrative Services Agreement, the Distribution Agreement and the Transfer and Dividend Disbursing Agent Agreement, noting in the case of the Transfer and Dividend Disbursing Agent Agreement certain proposed changes to the fee rates payable thereunder;

•  The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) would not exceed the median expenses of a group of comparable funds (as determined from time to time, generally annually, by an independent third-party data provider);

•  The advisory fees and total expenses of the existing Columbia Funds from which assets are expected to be redeemed in connection with the investment of seed capital in the Fund;

•  Descriptions of various functions performed by the Investment Manager under the Advisory Agreement, including portfolio management and portfolio trading practices; and

•  Information regarding the investment management fees and other expenses of the Fund relative to those of comparable funds determined by an independent third-party data provider to be in the same peer group or universe of funds.

Nature, Extent and Quality of Services to be Provided under the Advisory Agreement

The Committee and the Board considered the nature, extent and quality of services to be provided to the Fund by the Investment Manager and its affiliates under the Advisory Agreement and under separate agreements for the provision of transfer agency and administrative services, and the resources dedicated to the Fund and the other Columbia Funds by the

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Columbia Risk Allocation Fund

Board Consideration and Approval of
Advisory Agreement (continued)

Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager's ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, trade execution services and the quality of the Investment Manager's investment research capabilities, and the other resources that the Investment Manager devotes to the Fund. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager's experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager's ability to provide administrative services to the Fund pursuant to a separate administrative services agreement, including the Investment Manager's ability to coordinate the activities of the Fund's other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the expected nature, extent and quality of the services to be provided to the Fund under the Advisory Agreement supported the approval of the Advisory Agreement.

Investment Advisory Fee Rates and Other Expenses

The Committee and the Board considered the advisory fees to be charged to the Fund under the Advisory Agreement as well as the total expenses to be incurred by the Fund. In assessing the reasonableness of the proposed fees under the Advisory Agreement, the Committee and the Board considered, among other information, the Fund's proposed advisory fee and its expected total expense ratio as a percentage of average daily net assets. The Committee and the Board took into account that the Fund would pay an advisory fee that varied with the allocation of portfolio assets among certain types of investments, and that the expected advisory fee and total expense ratio were based on the expected portfolio composition of the Fund. The Committee and the Board also took into account the fee waiver and expense limitation arrangements that the Investment Manager would observe during the Fund's first two years, and the advisory fees and total expense ratios of comparable funds identified by an independent third-party data provider for purposes of expense comparison.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the advisory fee rates and expenses of the Fund supported the approval of the Advisory Agreement.

Costs of Services to be Provided and Profitability

The Committee and the Board considered information provided by the Investment Manager with respect to estimated costs of services and profitability, and expected to consider the costs of services and the profitability of the Investment Manager and its affiliates in connection with the Committee's and the Board's next review and continuation of the Advisory Agreement. The Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of the fund, the expense ratio of the fund, and the implementation of expense limitations with respect to the fund. The Committee and the Board also considered information provided by the Investment Manager regarding its financial condition.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the anticipated costs of services to be provided and the expected profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the approval of the Advisory Agreement.

Investment Performance

Because the Fund had not yet commenced operations, the Committee and the Board did not have investment performance to compare to the returns of a peer group and a universe of comparable funds. However, the Committee and the Board expected to consider, in connection with their next review and continuation of the Advisory Agreement, the investment performance of the Fund in relation to the annualized return for various time periods of a benchmark and a group of comparable funds, as determined by an independent third party data provider.

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Columbia Risk Allocation Fund

Board Consideration and Approval of
Advisory Agreement (continued)

The Committee and the Board also considered the Investment Manager's performance and reputation generally, the Investment Manager's historical responsiveness to Board concerns about performance, and the Investment Manager's willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the anticipated performance of the Fund supported approval of the Advisory Agreement.

Economies of Scale

The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager's investment advisory clients as a whole, and whether those economies of scale were expected to be shared with the Fund through breakpoints in the proposed investment advisory fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading and compliance resources. The Committee and the Board noted that the investment advisory fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.

In considering these issues, the Committee and the Board also considered the costs of the services to be provided (both on an absolute and relative basis) by the Investment Manager and its affiliates, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which economies of scale were expected to be shared with the Fund supported the approval of the Advisory Agreement.

Other Benefits to the Investment Manager

The Committee and the Board received and considered information regarding "fall-out" or ancillary benefits to be received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager to provide administrative services to the Fund and the engagement of the Investment Manager's affiliates to provide distribution and transfer agency services to the Fund. The Committee and the Board considered that the Fund's distributor retains a portion of the distribution fees from the Fund and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions to be generated by the Fund's securities transactions, and reviewed information about the Investment Manager's practices with respect to allocating portfolio brokerage for brokerage and research services. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that would be in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager's profitability would be somewhat lower without these benefits.

Conclusion

The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the proposed Advisory Agreement. No single item was identified as paramount or controlling, and individual Trustees may have attributed different weights to various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the Advisory Agreement.

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Columbia Risk Allocation Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

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33

Columbia Risk Allocation Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1870 A (1/13)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)         The registrant’s “Schedule I — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         During November 2012, the registrant enhanced internal controls over financial reporting relating to the recording of certain last day trades.  These controls include (i) additional analysis of last day security purchase prices, (ii) comparisons of cost and market value for last day trades and (iii) analytical review of per share changes resulting from financial statement adjustments.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	January 18, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	January 18, 2013

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	January 18, 2013